OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Convertible Securities Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 3.9%
CONSUMER DISCRETIONARY 0.7%
Automobiles 0.7%
General Motors Co.	200,000	$6,916,000
TOTAL CONSUMER DISCRETIONARY		6,916,000
HEALTH CARE 0.7%
Health Care Providers & Services 0.7%
WellPoint, Inc.	72,500	7,856,100
TOTAL HEALTH CARE		7,856,100
INFORMATION TECHNOLOGY 2.4%
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	490,000	13,386,800
Xilinx, Inc.	135,000	6,339,600
Total		19,726,400
Technology Hardware, Storage & Peripherals 0.6%
SanDisk Corp.	65,000	6,280,950
TOTAL INFORMATION TECHNOLOGY		26,007,350
MATERIALS 0.1%
Metals & Mining 0.1%
Jaguar Mining, Inc. (a)(b)(c)	3,500,000	3
Jaguar Mining, Inc. (d)	1,247,898	682,600
Total		682,603
TOTAL MATERIALS		682,603
Total Common Stocks (Cost: $37,555,510)		$41,462,053

Convertible Preferred Stocks 17.9%

CONSUMER STAPLES 1.9%
Food Products 1.9%
Bunge Ltd., 4.875%	100,000	10,484,700
Post Holdings, Inc., 3.750%	42,000	4,902,618
Post Holdings, Inc., 5.250%	47,882	5,065,437
Total		20,452,755
TOTAL CONSUMER STAPLES		20,452,755

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
ENERGY 1.9%
Oil, Gas & Consumable Fuels 1.9%
Chesapeake Energy Corp., 5.000%	63,300	$6,361,650
Chesapeake Energy Corp., 5.750%	11,480	13,826,225
Total		20,187,875
TOTAL ENERGY		20,187,875
FINANCIALS 9.4%
Banks 1.9%
Bank of America Corp., 7.250%	17,200	20,469,032
Capital Markets 0.9%
AMG Capital Trust II, 5.150%	158,000	9,776,250
Insurance 1.0%
MetLife, Inc., 5.000%	360,000	10,638,000
Real Estate Investment Trusts (REITs) 5.6%
Alexandria Real Estate Equities, Inc., 7.000%	380,000	10,812,178
American Tower Corp., 5.250%	95,725	10,243,532
Crown Castle International Corp., 4.500%	123,500	12,887,966
Health Care REIT, Inc., 6.500%	176,300	10,445,775
Weyerhaeuser Co., 6.375%	174,800	10,250,272
iStar Financial, Inc., 4.500%	80,000	4,998,800
Total		59,638,523
TOTAL FINANCIALS		100,521,805
HEALTH CARE 0.5%
Health Care Equipment & Supplies 0.5%
Alere, Inc., 3.000%	16,600	5,212,234
TOTAL HEALTH CARE		5,212,234
INDUSTRIALS 1.2%
Aerospace & Defense 0.7%
United Technologies Corp., 7.500%	121,500	7,994,700
Road & Rail 0.5%
Genesee & Wyoming, Inc., 5.000%	42,000	5,355,840
TOTAL INDUSTRIALS		13,350,540

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
UTILITIES 3.0%
Electric Utilities 1.0%
NextEra Energy, Inc., 5.599%	165,000	$10,601,201
Multi-Utilities 2.0%
CenterPoint Energy, Inc., 3.719% (e)	192,500	10,420,025
Dominion Resources, Inc., 6.000%	94,996	5,476,519
Dominion Resources, Inc., 6.125%	95,996	5,499,611
Total		21,396,155
TOTAL UTILITIES		31,997,356
Total Convertible Preferred Stocks (Cost: $171,951,331)		$191,722,565

Issuer	Coupon Rate		Principal Amount	Value

Convertible Bonds(f) 71.4%
Aerospace & Defense 1.0%
L-3 Communications Holdings, Inc.
08/01/35	3.000%		$7,850,000	$10,229,531
Airlines 1.5%
AirTran Holdings, Inc. Senior Unsecured
11/01/16	5.250%		4,000,000	8,377,500
United Airlines, Inc.
01/15/15	4.500%		3,115,000	7,366,975
Total				15,744,475
Automotive 2.7%
Navistar International Corp. Senior Subordinated Notes (a)
04/15/19	4.750%		10,500,000	10,782,187
Tesla Motors, Inc. Senior Unsecured
03/01/19	0.250%		11,260,000	10,521,063
Volkswagen International Finance NV (a)
11/09/15	5.500%	EUR	4,600,000	7,471,289
Total				28,774,539
Brokerage 0.7%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%		8,700,000	7,862,625

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (f) (continued)
Building Materials 0.9%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	$6,540,000	$9,756,863
Chemicals —%
ShengdaTech, Inc. Senior Notes (a)(b)(c)(g)
12/15/15	6.500%	2,430,000	24,300
Consumer Products 1.4%
Jarden Corp.
09/15/18	1.875%	5,000,000	6,693,750
Jarden Corp. (a)
03/15/34	1.125%	8,810,000	8,810,000
Total			15,503,750
Electric 1.3%
NRG Yield, Inc. (a)
02/01/19	3.500%	4,850,000	5,415,801
SunPower Corp. Senior Unsecured (a)
06/01/18	0.750%	5,900,000	8,738,726
Total			14,154,527
Gaming 1.0%
MGM Resorts International
04/15/15	4.250%	7,350,000	10,671,281
Health Care 4.3%
BioMarin Pharmaceutical, Inc. Senior Subordinated Notes
10/15/20	1.500%	5,330,000	5,473,244
Brookdale Senior Living, Inc. Senior Unsecured
06/15/18	2.750%	5,830,000	7,968,881
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	6,240,000	7,359,300
Hologic, Inc. Senior Unsecured (e)
12/15/37	2.000%	8,450,000	10,382,938
Omnicare, Inc.
04/01/42	3.750%	4,520,000	7,192,721
Teleflex, Inc. Senior Subordinated Notes
08/01/17	3.875%	4,440,000	7,886,550
Total			46,263,634

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (f) (continued)
Home Construction 0.9%
Meritage Homes Corp.
09/15/32	1.875%	$8,820,000	$9,382,275
Independent Energy 1.5%
Endeavour International Corp.
07/15/16	5.500%	4,990,000	2,944,100
Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	3,840,000	4,874,496
Stone Energy Corp.
03/01/17	1.750%	6,330,000	7,983,712
Total			15,802,308
Integrated Energy 1.4%
American Energy - Utica LLC PIK (a)
03/01/21	3.500%	4,950,000	5,075,730
GT Advanced Technologies, Inc. Senior Unsecured
12/15/20	3.000%	6,200,000	10,088,640
Total			15,164,370
Media Cable 0.9%
Liberty Media Corp. Senior Unsecured (a)
10/15/23	1.375%	10,165,000	9,816,391
Media Non-Cable 1.0%
Liberty Interactive LLC Senior Unsecured
03/30/43	0.750%	4,090,000	5,309,331
YY, Inc. Senior Unsecured (a)
04/01/19	2.250%	5,290,000	4,912,765
Total			10,222,096
Metals 2.2%
Alpha Natural Resources, Inc.
12/31/20	4.875%	5,280,000	3,969,900
Horsehead Holding Corp. Senior Unsecured
07/01/17	3.800%	2,670,000	3,460,320
James River Coal Co. (a)(c)(g)
06/01/18	10.000%	5,352,000	535,200
Royal Gold, Inc. Senior Unsecured
06/15/19	2.875%	6,860,000	7,005,981

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (f) (continued)
Metals (continued)
United States Steel Corp. Senior Unsecured
04/01/19	2.750%	$7,615,000	$8,966,662
Total			23,938,063
Non-Captive Consumer 0.5%
DFC Global Corp. Senior Unsecured
04/15/17	3.250%	5,100,000	4,997,363
Non-Captive Diversified 1.6%
Air Lease Corp. Senior Unsecured
12/01/18	3.875%	5,070,000	7,966,237
Ares Capital Corp. Senior Unsecured (a)
01/15/19	4.375%	9,150,000	9,748,593
Total			17,714,830
Oil Field Services 1.9%
Cobalt International Energy, Inc.
Senior Unsecured
12/01/19	2.625%	3,941,000	3,685,623
05/15/24	3.125%	3,920,000	4,203,024
Energy XXI Bermuda Ltd. Senior Unsecured (a)
12/15/18	3.000%	8,105,000	7,846,653
Vantage Drilling Co. Senior Unsecured (a)
07/15/43	5.500%	4,592,000	4,759,838
Total			20,495,138
Other Financial Institutions 1.4%
Encore Capital Group, Inc. (a)
03/15/21	2.875%	5,380,000	5,183,092
Forest City Enterprises, Inc. Senior Unsecured (a)
08/15/20	3.625%	9,855,000	10,310,498
Total			15,493,590
Other Industry 1.3%
General Cable Corp. Subordinated Notes (e)
11/15/29	4.500%	5,500,000	5,486,250

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (f) (continued)
Other Industry (continued)
Molina Healthcare, Inc. Senior Notes
01/15/20	1.125%	$6,500,000	$8,047,812
Total			13,534,062
Pharmaceuticals 11.9%
Akorn, Inc. Senior Unsecured
06/01/16	3.500%	1,670,000	5,364,875
Corsicanto Ltd. Senior Unsecured
01/15/32	3.500%	5,650,000	4,092,719
Cubist Pharmaceuticals, Inc. Senior Unsecured (a)
09/01/20	1.875%	16,350,000	18,243,657
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	10,020,000	7,364,700
Gilead Sciences, Inc. Senior Unsecured
05/01/16	1.625%	6,000,000	21,433,860
Incyte Corp., Ltd. Senior Unsecured (a)
11/15/20	1.250%	8,350,000	10,566,090
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	7,640,000	10,705,550
Medicines Co. (The) Senior Unsecured
06/01/17	1.375%	4,580,000	5,550,388
Mylan, Inc.
09/15/15	3.750%	3,060,000	11,465,437
PDL BioPharma, Inc Senior Unsecured
02/01/18	4.000%	10,500,000	11,799,375
Pacira Pharmaceuticals, Inc. Senior Unsecured
02/01/19	3.250%	1,610,000	5,076,346
Regeneron Pharmaceuticals, Inc. Senior Unsecured
10/01/16	1.875%	1,500,000	5,481,405
Salix Pharmaceuticals Ltd. Senior Unsecured
03/15/19	1.500%	5,760,000	10,573,200
Total			127,717,602

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (f) (continued)
Property & Casualty 1.5%
MGIC Investment Corp. Senior Unsecured
04/01/20	2.000%	$5,690,000	$8,044,237
Radian Group, Inc. Senior Unsecured
03/01/19	2.250%	5,300,000	7,827,438
Total			15,871,675
Railroads 0.5%
Greenbrier Companies, Inc. (The) Senior Unsecured
04/01/18	3.500%	3,310,000	5,432,538
Refining 0.7%
Clean Energy Fuels Corp. Senior Unsecured (a)
10/01/18	5.250%	6,210,000	6,013,087
Renewable Energy Group, Inc. Senior Unsecured (h)
06/15/19	2.750%	979,000	1,008,370
Total			7,021,457
REITs 2.7%
American Residential Properties LP (a)
11/15/18	3.250%	4,527,000	4,849,956
Blackstone Mortgage Trust, Inc. Senior Unsecured
12/01/18	5.250%	7,430,000	8,340,770
National Health Investors, Inc. Senior Unsecured
04/01/21	3.250%	5,000,000	5,003,125
Starwood Property Trust, Inc. Senior Unsecured
01/15/19	4.000%	9,030,000	10,497,375
Total			28,691,226
Retailers 2.2%
Priceline Group, Inc. (The) Senior Unsecured
03/15/18	1.000%	13,160,000	19,731,775
Vipshop Holdings Ltd. Senior Unsecured
03/15/19	1.500%	3,913,000	4,336,093
Total			24,067,868

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (f) (continued)
Technology 18.6%
Akamai Technologies, Inc. Senior Unsecured (a)(i)
02/15/19	0.000%	$8,700,000	$8,683,687
Bottomline Technologies de, Inc. Senior Unsecured
12/01/17	1.500%	4,500,000	5,213,790
Cardtronics, Inc. Senior Unsecured (a)
12/01/20	1.000%	5,950,000	5,202,531
Ciena Corp. Senior Unsecured (a)
10/15/18	3.750%	8,000,000	10,283,040
Citrix Systems, Inc. Senior Unsecured (a)
04/15/19	0.500%	7,800,000	7,970,625
Concur Technologies, Inc. Senior Unsecured (a)
06/15/18	0.500%	6,400,000	6,994,688
Cornerstone OnDemand, Inc. Senior Unsecured (a)
07/01/18	1.500%	6,000,000	6,449,520
Ctrip.com International Ltd. Senior Unsecured (a)
10/15/18	1.250%	4,890,000	5,067,263
Equinix, Inc. Subordinated Notes
06/15/16	4.750%	3,500,000	8,485,312
Mentor Graphics Corp. Subordinated Notes
04/01/31	4.000%	5,970,000	7,298,325
Micron Technology, Inc. Senior Unsecured
02/15/33	2.125%	11,200,000	29,855,000
Novellus Systems, Inc.
05/15/41	2.625%	5,300,000	9,970,254
Nuance Communications, Inc. Senior Unsecured
11/01/31	2.750%	9,740,000	9,776,525
Powerwave Technologies, Inc. Subordinated Notes (g)
10/01/27	3.875%	1,900,000	190
Proofpoint, Inc. Senior Unsecured (a)
12/15/18	1.250%	5,047,000	5,555,283
Rambus, Inc. Senior Unsecured (a)
08/15/18	1.125%	5,590,000	6,750,652
Salesforce.com, Inc.
Senior Unsecured
04/01/18	0.250%	14,220,000	15,801,975

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (f) (continued)
Technology (continued)
01/15/15	0.750%	$1,730,000	$4,295,806
SanDisk Corp. Senior Unsecured
08/15/17	1.500%	4,720,000	9,027,000
ServiceNow, Inc. Senior Unsecured (a)(i)
11/01/18	0.000%	6,470,000	6,619,619
Shutterfly, Inc. Senior Unsecured
05/15/18	0.250%	4,655,000	4,666,638
SunEdison, Inc. Senior Unsecured (a)
01/01/21	2.750%	6,900,000	10,811,403
Take-Two Interactive Software, Inc. Senior Unsecured
07/01/18	1.000%	6,195,000	7,298,484
TiVo, Inc. Senior Unsecured (a)
03/15/16	4.000%	5,430,000	6,858,769
Total			198,936,379
Textile 0.8%
Iconix Brand Group, Inc. Senior Subordinated Notes
03/15/18	1.500%	5,767,000	8,290,063
Tobacco 1.0%
Vector Group Ltd.
Senior Unsecured
04/15/20	1.750%	2,750,000	2,865,500
Vector Group Ltd. (e)
Senior Unsecured
01/15/19	2.500%	5,800,000	7,656,000
Total			10,521,500
Transportation Services 1.4%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	4,890,000	4,804,425
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	3,520,000	4,889,773
XPO Logistics, Inc. Senior Unsecured
10/01/17	4.500%	3,400,000	5,727,912
Total			15,422,110

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (f) (continued)
Wireless 0.7%
SBA Communications Corp. Senior Unsecured
10/01/14	4.000%	$2,275,000	$7,554,422
Total Convertible Bonds (Cost: $668,074,142)			$765,072,851

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 0.7%
Deutsche Bank AG Senior Unsecured (linked to common stock of Hornbeck Offshore Services, Inc.) (a)
12/03/14	1.000%	91,750	4,323,902
Goldman Sachs Group, Inc. (The) Senior Unsecured (linked to common stock of Vertex Pharmaceuticals, Inc.) (a)
08/27/14	0.500%	41,250	2,987,976
Total Equity-Linked Notes (Cost: $8,005,992)			$7,311,878

	Shares	Value

Money Market Funds 5.5%
Columbia Short-Term Cash Fund, 0.088% (j)(k)	58,601,084	$58,601,084
Total Money Market Funds (Cost: $58,601,084)		$58,601,084
Total Investments
(Cost: $944,188,059) (l)		$1,064,170,431(m)
Other Assets & Liabilities, Net		6,785,989
Net Assets		$1,070,956,420

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the value of these securities amounted to $233,662,814 or 21.82% of net assets.

(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $24,303, which represents less than 0.01% of net assets.

(c)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2014 was $559,503, representing 0.05% of net assets. Information concerning such security holdings at May 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
James River Coal Co.	03-24-2011 - 08-14-2013	7,664,825
06/01/18 10.000%

ShengdaTech, Inc. Senior Notes
12/15/15 6.5000%	12-10-2010 - 12-21-2010	2,434,408

Jaguar Mining, Inc.	04-23-2014	—

(d)	Non-income producing.
(e)	Variable rate security.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2014, the value of these securities amounted to $559,690, which represents 0.05% of net assets.

(h)	Represents a security purchased on a when-issued or delayed delivery basis.
(i)	Zero coupon bond.
(j)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	36,240,405	125,343,065	(102,982,386)	58,601,084	9,866	58,601,084

(l)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $944,188,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$141,901,000
Unrealized Depreciation	(21,919,000)
Net Unrealized Appreciation	$119,982,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

EUR	Euro

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	6,916,000	—	—	6,916,000
Health Care	7,856,100	—	—	7,856,100
Information Technology	26,007,350	—	—	26,007,350
Materials	682,600	—	3	682,603
Convertible Preferred Stocks
Consumer Staples	5,065,437	15,387,318	—	20,452,755
Energy	—	20,187,875	—	20,187,875
Financials	62,046,611	38,475,194	—	100,521,805
Health Care	5,212,234	—	—	5,212,234
Industrials	13,350,540	—	—	13,350,540
Utilities	10,976,130	21,021,226	—	31,997,356
Total Equity Securities	138,113,002	95,071,613	3	233,184,618
Bonds
Convertible Bonds
Chemicals	—	—	24,300	24,300
All other industries	—	765,048,551	—	765,048,551
Total Bonds	—	765,048,551	24,300	765,072,851
Other
Equity-Linked Notes	—	7,311,878	—	7,311,878
Total Other	—	7,311,878	—	7,311,878
Mutual Funds
Money Market Funds	58,601,084	—	—	58,601,084
Total Mutual Funds	58,601,084	—	—	58,601,084
Total	196,714,086	867,432,042	24,303	1,064,170,431

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stocks classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain convertible bonds classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia International Value Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
AUSTRALIA 4.3%
Australia and New Zealand Banking Group Ltd.	166,580	$5,204,227
National Australia Bank Ltd.	129,209	4,035,321
Westpac Banking Corp.	64,550	2,069,200
Total		11,308,748
BELGIUM 1.5%
Barco NV	15,178	1,165,668
Delhaize Group SA	20,859	1,483,115
KBC Groep NV (a)	21,077	1,254,688
Total		3,903,471
CANADA 0.4%
Cott Corp.	144,479	1,025,801
FRANCE 9.3%
AXA SA	195,125	4,816,982
BNP Paribas SA	37,564	2,630,420
Casino Guichard Perrachon SA	18,165	2,338,982
CNP Assurances	148,060	3,192,919
Metropole Television SA	69,213	1,403,422
Sanofi	44,210	4,727,176
Total SA	72,601	5,094,772
Total		24,204,673
GERMANY 9.1%
Allianz SE, Registered Shares	31,839	5,399,126
Aurelius AG	30,692	1,135,896
Aurubis AG	43,583	2,374,030
BASF SE	19,587	2,255,351
Continental AG	11,897	2,812,907
Deutz AG	118,563	1,000,422
Duerr AG	23,275	1,991,524
Freenet AG	104,180	3,235,055
Jenoptik AG	60,880	1,046,071
Siemens AG, Registered Shares	18,297	2,430,804
Total		23,681,186
GREECE 0.3%
Piraeus Bank SA (a)	350,067	858,949
HONG KONG 0.6%
K Wah International Holdings Ltd.	2,481,000	1,728,939
IRELAND 4.8%
Bank of Ireland (a)	2,947,805	1,133,161
DCC PLC	46,895	2,759,047

Issuer	Shares	Value

Common Stocks (continued)
IRELAND (CONTINUED)
Dragon Oil PLC	318,170	$3,237,229
Jazz Pharmaceuticals PLC (a)	15,784	2,239,118
Smurfit Kappa Group PLC	131,303	3,168,047
Total		12,536,602
ITALY 2.5%
ENI SpA	121,865	3,104,788
Esprinet SpA	98,289	1,091,958
Recordati SpA	140,716	2,368,940
Total		6,565,686
JAPAN 19.6%
Central Japan Railway Co.	21,900	2,912,256
COMSYS Holdings Corp. (a)	114,000	2,064,687
CyberAgent, Inc.	40,448	1,621,180
Daiichikosho Co., Ltd.	109,600	3,235,924
Fuji Heavy Industries Ltd.	118,300	3,154,795
Fujitsu General Ltd.	174,000	1,893,376
Fuyo General Lease Co., Ltd.	71,400	2,853,347
Glory Ltd.	79,100	2,348,703
Iida Group Holdings Co., Ltd.	140,244	2,121,300
IT Holdings Corp.	168,900	2,875,452
ITOCHU Corp.	241,600	2,868,265
Kanamoto Co., Ltd.	62,300	2,308,969
KDDI Corp.	41,600	2,485,727
Message Co., Ltd.	10,500	386,039
Mitsubishi UFJ Financial Group, Inc.	725,031	4,092,303
NAC Co., Ltd.	63,500	843,289
Nakanishi, Inc.	37,500	1,454,209
Nihon M&A Center, Inc.	78,600	2,046,191
Sumitomo Mitsui Financial Group, Inc.	109,742	4,453,138
Temp Holdings Co., Ltd.	43,100	1,329,628
Toyo Tire & Rubber Co., Ltd.	239,000	2,103,731
TS Tech Co., Ltd.	64,900	1,749,316
Total		51,201,825
NETHERLANDS 3.9%
ING Groep NV-CVA (a)	292,603	4,098,305
Koninklijke Ahold NV	209,657	3,809,633
Koninklijke Philips NV	70,354	2,222,074
Total		10,130,012
NORWAY 2.3%
Atea ASA	79,035	984,979
BW LPG Ltd. (b)	21,489	305,553
Electromagnetic GeoServices (a)	607,859	708,740

Issuer	Shares	Value

Common Stocks (continued)
NORWAY (CONTINUED)
Kongsberg Automotive Holding ASA (a)	2,353,351	$2,783,284
Leroy Seafood Group ASA	23,725	793,757
Spectrum ASA	71,797	540,468
Total		6,116,781
SINGAPORE 1.6%
DBS Group Holdings Ltd.	307,000	4,139,097
SOUTH KOREA 2.3%
GS Home Shopping, Inc.	7,521	1,778,032
Hyundai Home Shopping Network Corp.	14,444	2,160,151
LF Corp.	56,330	1,508,155
Youngone Holdings Co., Ltd.	7,215	551,525
Total		5,997,863
SPAIN 4.5%
Banco Bilbao Vizcaya Argentaria SA	236,795	3,035,490
Banco Santander SA	254,209	2,607,254
Endesa SA	61,617	2,350,550
Iberdrola SA	517,093	3,721,037
Total		11,714,331
SWEDEN 2.5%
Nordea Bank AB	271,240	4,000,506
Saab AB, Class B	87,684	2,509,188
Total		6,509,694
SWITZERLAND 6.3%
Autoneum Holding AG	11,948	2,457,646
Baloise Holding AG, Registered Shares	25,320	3,039,531
Georg Fischer AG, Registered Shares (a)	2,953	2,225,879
Nestlé SA, Registered Shares	14,258	1,118,509
Novartis AG, Registered Shares	44,652	4,003,970
Zurich Insurance Group AG	12,184	3,655,880
Total		16,501,415
TAIWAN 0.5%
Wistron NeWeb Corp.	546,000	1,309,639
UNITED KINGDOM 18.5%
Amarin Corp. PLC, ADR (a)	455,602	642,399
AstraZeneca PLC	32,126	2,306,646

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
AstraZeneca PLC, ADR	19,970	$1,441,834
Aviva PLC	443,828	3,898,266
BP PLC	472,309	3,982,169
Close Brothers Group PLC	98,930	2,200,515
Crest Nicholson Holdings PLC	285,807	1,611,589
HSBC Holdings PLC	738,421	7,787,862
Intermediate Capital Group PLC	458,064	3,210,198
Lancashire Holdings Ltd.	170,517	1,854,974
Rio Tinto PLC	35,161	1,801,699
Royal Dutch Shell PLC, Class B	257,526	10,511,036
Standard Chartered PLC	75,247	1,693,281
Vodafone Group PLC	1,019,615	3,580,517
Xchanging PLC	727,481	1,838,249
Total		48,361,234
UNITED STATES 3.2%
Ariad Pharmaceuticals, Inc. (a)	56,353	364,040
Auspex Pharmaceuticals, Inc. (a)	26,475	559,946
CF Industries Holdings, Inc.	5,958	1,449,641
Dynavax Technologies Corp. (a)	356,943	513,998
Gilead Sciences, Inc. (a)	17,232	1,399,411
Infinity Pharmaceuticals, Inc. (a)	65,455	661,096
Insmed, Inc. (a)	55,799	733,199
Pharmacyclics, Inc. (a)	8,583	762,428
Stillwater Mining Co. (a)	50,319	845,862
Vertex Pharmaceuticals, Inc. (a)	14,638	1,057,742
Total		8,347,363
Total Common Stocks (Cost: $231,565,167)		$256,143,309

	Shares	Value

Exchange-Traded Funds 0.6%
iShares MSCI EAFE ETF	23,424	1,625,860
Total Exchange-Traded Funds (Cost: $1,597,955)		$1,625,860

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.088% (c)(d)	431,230	$431,230
Total Money Market Funds (Cost: $431,230)		$431,230
Total Investments
(Cost: $233,594,352) (e)		$258,200,399(f)
Other Assets & Liabilities, Net		3,125,329
Net Assets		$261,325,728

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at May 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Toronto Dominion	06/30/2014	2,837,000	CAD	2,586,743	USD	—	(27,977)
Toronto Dominion	06/30/2014	40,467,000	JPY	398,563	USD	981	—
Toronto Dominion	06/30/2014	6,418,015,000	KRW	6,192,007	USD	—	(82,328)
Toronto Dominion	06/30/2014	9,272,000	NOK	1,555,882	USD	6,484	—
Toronto Dominion	06/30/2014	38,741,000	TWD	1,291,367	USD	518	—
Toronto Dominion	06/30/2014	38,990,000	TWD	1,289,565	USD	—	(9,580)
Toronto Dominion	06/30/2014	777,543	USD	837,000	AUD	—	(43)
Toronto Dominion	06/30/2014	4,651,480	USD	2,756,000	GBP	—	(32,814)
Toronto Dominion	06/30/2014	1,565,059	USD	1,147,000	EUR	—	(1,609)
Toronto Dominion	06/30/2014	1,556,023	USD	10,135,000	SEK	—	(42,294)
Toronto Dominion	06/30/2014	1,552,281	USD	5,372,000	ILS	—	(6,320)
Toronto Dominion	06/30/2014	1,083,119	USD	968,000	CHF	—	(1,866)
Toronto Dominion	06/30/2014	1,047,418	USD	10,934,000	ZAR	—	(18,731)
Toronto Dominion	06/30/2014	1,039,886	USD	1,211,000	NZD	—	(14,203)
Toronto Dominion	06/30/2014	1,035,267	USD	5,631,000	DKK	—	(6,610)
Toronto Dominion	06/30/2014	778,130	USD	8,872,234,000	IDR	—	(23,715)
Toronto Dominion	06/30/2014	776,301	USD	973,000	SGD	—	(569)
Toronto Dominion	06/30/2014	775,532	USD	33,895,000	PHP	—	(2,229)
Toronto Dominion	06/30/2014	5,571,775	USD	6,020,000	AUD	20,280	—
Total						28,263	(270,888)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the value of these securities amounted to $305,553 or 0.12% of net assets.

(c)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,008,820	16,432,140	(17,009,730)	431,230	294	431,230

(e)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $233,594,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$33,565,000
Unrealized Depreciation	(8,959,000)
Net Unrealized Appreciation	$24,606,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro

GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Pesos
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated February 28, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	32,946,331	—	32,946,331
Consumer Staples	1,025,801	9,543,996	—	10,569,797
Energy	—	27,484,756	—	27,484,756
Financials	—	90,079,774	—	90,079,774
Health Care	10,375,210	15,246,981	—	25,622,191
Industrials	—	31,860,928	—	31,860,928
Information Technology	—	10,312,018	—	10,312,018
Materials	2,295,503	9,599,126	—	11,894,629
Telecommunication Services	—	9,301,299	—	9,301,299
Utilities	—	6,071,586	—	6,071,586
Exchange-Traded Funds	1,625,860	—	—	1,625,860
Total Equity Securities	15,322,374	242,446,795	—	257,769,169
Mutual Funds
Money Market Funds	431,230	—	—	431,230
Total Mutual Funds	431,230	—	—	431,230
Investments in Securities	15,753,604	242,446,795	—	258,200,399
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	28,263	—	28,263
Liabilities
Forward Foreign Currency Exchange Contracts	—	(270,888)	—	(270,888)
Total	15,753,604	242,204,170	—	257,957,774

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Cap Enhanced Core Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
CONSUMER DISCRETIONARY 11.6%
Auto Components 0.9%
Delphi Automotive PLC	35,700	$2,465,442
Hotels, Restaurants & Leisure 1.2%
Wyndham Worldwide Corp.	31,700	2,343,581
Wynn Resorts Ltd.	5,600	1,203,832
Total		3,547,413
Household Durables 0.8%
Harman International Industries, Inc.	4,100	430,623
Whirlpool Corp.	13,500	1,937,925
Total		2,368,548
Internet & Catalog Retail 1.1%
Priceline Group, Inc. (The) (a)	2,600	3,324,438
Media 3.3%
Comcast Corp., Class A	86,200	4,499,640
DIRECTV (a)	23,000	1,896,120
Time Warner Cable, Inc.	17,500	2,470,300
Viacom, Inc., Class B	10,000	853,300
Total		9,719,360
Specialty Retail 3.4%
AutoZone, Inc. (a)	300	159,750
Bed Bath & Beyond, Inc. (a)	19,100	1,162,235
Best Buy Co., Inc.	48,500	1,341,510
GameStop Corp., Class A	42,400	1,604,840
Home Depot, Inc. (The)	50,800	4,075,684
Lowe’s Companies, Inc.	33,500	1,577,180
Total		9,921,199
Textiles, Apparel & Luxury Goods 0.9%
VF Corp.	39,400	2,482,988
TOTAL CONSUMER DISCRETIONARY		33,829,388
CONSUMER STAPLES 9.4%
Beverages 0.8%
Coca-Cola Co. (The)	11,600	474,556
Coca-Cola Enterprises, Inc.	36,000	1,643,040
Dr. Pepper Snapple Group, Inc.	5,700	328,890
Total		2,446,486
Food & Staples Retailing 2.1%
CVS Caremark Corp.	41,200	3,226,784
Kroger Co. (The)	60,300	2,878,722
Total		6,105,506

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.8%
Archer-Daniels-Midland Co.	58,800	$2,642,472
Tyson Foods, Inc., Class A	61,000	2,590,060
Total		5,232,532
Household Products 1.5%
Kimberly-Clark Corp.	24,800	2,786,280
Procter & Gamble Co. (The)	18,700	1,510,773
Total		4,297,053
Tobacco 3.2%
Altria Group, Inc.	89,100	3,702,996
Lorillard, Inc.	49,200	3,058,764
Philip Morris International, Inc.	29,200	2,585,368
Total		9,347,128
TOTAL CONSUMER STAPLES		27,428,705
ENERGY 10.5%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	9,200	648,784
National Oilwell Varco, Inc.	33,500	2,742,645
Total		3,391,429
Oil, Gas & Consumable Fuels 9.4%
Chevron Corp.	30,000	3,683,700
ConocoPhillips	51,700	4,132,898
EOG Resources, Inc.	28,500	3,015,300
Exxon Mobil Corp.	50,500	5,076,765
Hess Corp.	30,500	2,784,650
Marathon Oil Corp.	70,500	2,584,530
Phillips 66	39,500	3,349,205
Valero Energy Corp.	50,500	2,830,525
Total		27,457,573
TOTAL ENERGY		30,849,002
FINANCIALS 16.0%
Banks 4.7%
Bank of America Corp.	53,000	802,420
Citigroup, Inc.	94,600	4,500,122
JPMorgan Chase & Co.	25,500	1,417,035
KeyCorp	167,000	2,286,230
SunTrust Banks, Inc.	15,000	574,800
Wells Fargo & Co.	84,900	4,311,222
Total		13,891,829
Capital Markets 2.2%
BlackRock, Inc.	4,300	1,311,070
Goldman Sachs Group, Inc. (The)	20,400	3,260,124

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Invesco Ltd.	38,600	$1,416,620
State Street Corp.	7,700	502,579
Total		6,490,393
Consumer Finance 2.0%
Capital One Financial Corp.	38,100	3,005,709
Discover Financial Services	45,800	2,708,154
Total		5,713,863
Diversified Financial Services 0.5%
Berkshire Hathaway, Inc., Class B (a)	12,400	1,591,416
Insurance 3.9%
ACE Ltd.	26,700	2,769,057
Aon PLC	30,500	2,743,170
Lincoln National Corp.	33,900	1,625,844
MetLife, Inc.	29,600	1,507,528
Travelers Companies, Inc. (The)	29,100	2,719,395
Total		11,364,994
Real Estate Investment Trusts (REITs) 2.7%
Host Hotels & Resorts, Inc.	109,100	2,407,837
Public Storage	14,700	2,533,986
Simon Property Group, Inc.	17,100	2,846,466
Washington Prime Group, Inc. (a)	8,550	170,060
Total		7,958,349
TOTAL FINANCIALS		47,010,844
HEALTH CARE 13.2%
Biotechnology 2.3%
Amgen, Inc.	6,800	788,732
Biogen Idec, Inc. (a)	3,600	1,149,732
Celgene Corp. (a)	9,750	1,492,043
Gilead Sciences, Inc. (a)	36,200	2,939,802
Vertex Pharmaceuticals, Inc. (a)	6,100	440,786
Total		6,811,095
Health Care Equipment & Supplies 2.8%
Covidien PLC	36,900	2,697,759
CR Bard, Inc.	16,700	2,470,097
Medtronic, Inc.	51,100	3,118,633
Total		8,286,489
Health Care Providers & Services 2.4%
Aetna, Inc.	20,700	1,605,285
Cardinal Health, Inc.	36,100	2,549,743

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
WellPoint, Inc.	24,800	$2,687,328
Total		6,842,356
Pharmaceuticals 5.7%
AbbVie, Inc.	11,400	619,362
Eli Lilly & Co.	56,000	3,352,160
Johnson & Johnson	24,800	2,516,208
Merck & Co., Inc.	85,900	4,970,174
Pfizer, Inc.	179,200	5,309,696
Total		16,767,600
TOTAL HEALTH CARE		38,707,540
INDUSTRIALS 10.7%
Aerospace & Defense 4.2%
Boeing Co. (The)	17,200	2,326,300
General Dynamics Corp.	22,900	2,704,948
Lockheed Martin Corp.	17,600	2,880,240
Northrop Grumman Corp.	15,000	1,823,250
Raytheon Co.	26,300	2,566,091
Total		12,300,829
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	33,000	3,428,040
Airlines 1.0%
Southwest Airlines Co.	109,000	2,883,050
Electrical Equipment 1.0%
Emerson Electric Co.	43,400	2,896,082
Industrial Conglomerates 0.8%
General Electric Co.	85,900	2,301,261
Machinery 2.3%
Caterpillar, Inc.	34,100	3,486,043
Illinois Tool Works, Inc.	30,600	2,648,430
Pentair PLC (a)	9,400	701,616
Total		6,836,089
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	4,300	443,975
Road & Rail 0.1%
Union Pacific Corp.	800	159,416
TOTAL INDUSTRIALS		31,248,742

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 18.3%
Communications Equipment 3.1%
Cisco Systems, Inc.	185,400	$4,564,548
QUALCOMM, Inc.	56,200	4,521,290
Total		9,085,838
Internet Software & Services 2.3%
Facebook, Inc., Class A (a)	15,100	955,830
Google, Inc., Class A (a)	2,350	1,343,377
Google, Inc., Class C (a)	4,150	2,328,067
VeriSign, Inc. (a)	42,800	2,143,424
Total		6,770,698
IT Services 2.1%
International Business Machines Corp.	5,100	940,236
MasterCard, Inc., Class A	46,200	3,531,990
Visa, Inc., Class A	8,500	1,826,055
Total		6,298,281
Semiconductors & Semiconductor Equipment 1.6%
Broadcom Corp., Class A	77,200	2,460,364
Intel Corp.	45,300	1,237,596
Lam Research Corp. (a)	14,300	887,172
Total		4,585,132
Software 4.9%
CA, Inc.	25,000	717,250
Intuit, Inc.	7,600	602,604
Microsoft Corp. (b)	182,200	7,459,268
Oracle Corp.	114,800	4,823,896
Red Hat, Inc. (a)	14,600	731,752
Total		14,334,770
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	17,925	11,346,525
Western Digital Corp.	12,700	1,115,695
Total		12,462,220
TOTAL INFORMATION TECHNOLOGY		53,536,939
MATERIALS 3.7%
Chemicals 2.9%
CF Industries Holdings, Inc.	9,900	2,408,769

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
LyondellBasell Industries NV, Class A	32,700	$3,255,939
PPG Industries, Inc.	13,900	2,802,379
Total		8,467,087
Paper & Forest Products 0.8%
International Paper Co.	51,700	2,462,471
TOTAL MATERIALS		10,929,558
TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	36,100	1,280,467
Verizon Communications, Inc.	91,300	4,561,348
Total		5,841,815
TOTAL TELECOMMUNICATION SERVICES		5,841,815
UTILITIES 2.8%
Electric Utilities 0.6%
Entergy Corp.	7,700	580,734
Pinnacle West Capital Corp.	22,400	1,241,408
Total		1,822,142
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The)	158,500	2,234,850
Multi-Utilities 1.4%
Ameren Corp.	39,900	1,570,065
Public Service Enterprise Group, Inc.	69,400	2,703,824
Total		4,273,889
TOTAL UTILITIES		8,330,881
Total Common Stocks (Cost: $202,540,338)		$287,713,414

	Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.088% (c)(d)	4,200,166	$4,200,166
Total Money Market Funds (Cost: $4,200,166)		$4,200,166
Total Investments (Cost: $206,740,504) (e)		$291,913,580(f)
Other Assets & Liabilities, Net		1,059,504
Net Assets		$292,973,084

Investments in Derivatives
Futures Contracts Outstanding at May 31, 2014

At May 31, 2014, securities totaling $380,742 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 INDEX	10	USD	4,803,750	06/2014	160,591	—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,596,363	27,201,553	(28,597,750)	4,200,166	1,424	4,200,166

(e)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $206,741,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$86,246,000
Unrealized Depreciation	(1,073,000)
Net Unrealized Appreciation	$85,173,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	33,829,388	—	—	33,829,388
Consumer Staples	27,428,705	—	—	27,428,705
Energy	30,849,002	—	—	30,849,002
Financials	47,010,844	—	—	47,010,844
Health Care	38,707,540	—	—	38,707,540
Industrials	31,248,742	—	—	31,248,742
Information Technology	53,536,939	—	—	53,536,939
Materials	10,929,558	—	—	10,929,558
Telecommunication Services	5,841,815	—	—	5,841,815
Utilities	8,330,881	—	—	8,330,881
Total Equity Securities	287,713,414	—	—	287,713,414
Mutual Funds
Money Market Funds	4,200,166	—	—	4,200,166
Total Mutual Funds	4,200,166	—	—	4,200,166
Investments in Securities	291,913,580	—	—	291,913,580
Derivatives
Assets
Futures Contracts	160,591	—	—	160,591
Total	292,074,171	—	—	292,074,171

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Cap Index Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%
CONSUMER DISCRETIONARY 11.7%
Auto Components 0.4%
BorgWarner, Inc.	43,514	$2,736,595
Delphi Automotive PLC	53,227	3,675,857
Goodyear Tire & Rubber Co. (The)	52,650	1,388,381
Johnson Controls, Inc.	126,753	6,129,775
Total		13,930,608
Automobiles 0.7%
Ford Motor Co.	752,846	12,376,788
General Motors Co.	248,849	8,605,199
Harley-Davidson, Inc.	42,004	2,992,365
Total		23,974,352
Distributors 0.1%
Genuine Parts Co.	29,343	2,533,181
Diversified Consumer Services 0.1%
Graham Holdings Co., Class B	836	565,922
H&R Block, Inc.	52,350	1,558,983
Total		2,124,905
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	83,657	3,348,790
Chipotle Mexican Grill, Inc. (a)	5,919	3,238,226
Darden Restaurants, Inc.	25,059	1,255,957
International Game Technology	47,098	591,080
Marriott International, Inc., Class A	42,207	2,600,795
McDonald’s Corp.	188,956	19,165,807
Starbucks Corp.	144,297	10,568,312
Starwood Hotels & Resorts Worldwide, Inc.	36,637	2,925,464
Wyndham Worldwide Corp.	24,463	1,808,550
Wynn Resorts Ltd.	15,453	3,321,931
Yum! Brands, Inc.	84,555	6,536,947
Total		55,361,859
Household Durables 0.4%
D.R. Horton, Inc.	54,350	1,287,008
Garmin Ltd.	23,472	1,382,736
Harman International Industries, Inc.	12,940	1,359,088
Leggett & Platt, Inc.	26,512	899,287
Lennar Corp., Class A	33,560	1,372,604
Mohawk Industries, Inc. (a)	11,660	1,581,796
Newell Rubbermaid, Inc.	53,236	1,558,750
PulteGroup, Inc.	65,504	1,281,258
Whirlpool Corp.	14,784	2,122,243
Total		12,844,770

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail 1.3%
Amazon.com, Inc. (a)	71,016	$22,196,051
Expedia, Inc.	19,519	1,430,742
Netflix, Inc. (a)	11,412	4,768,276
Priceline Group, Inc. (The) (a)	9,949	12,721,090
TripAdvisor, Inc. (a)	21,176	2,057,672
Total		43,173,831
Leisure Products 0.1%
Hasbro, Inc.	22,242	1,194,395
Mattel, Inc.	64,970	2,522,785
Total		3,717,180
Media 3.5%
Cablevision Systems Corp., Class A	40,868	720,503
CBS Corp., Class B Non Voting	105,343	6,279,496
Comcast Corp., Class A	497,571	25,973,206
DIRECTV (a)	90,451	7,456,780
Discovery Communications, Inc., Class A (a)	42,452	3,267,106
Gannett Co., Inc.	43,400	1,206,086
Interpublic Group of Companies, Inc. (The)	80,945	1,547,668
News Corp., Class A (a)	95,051	1,621,570
Omnicom Group, Inc.	49,293	3,507,197
Scripps Networks Interactive, Inc., Class A	20,947	1,601,608
Time Warner Cable, Inc.	52,963	7,476,257
Time Warner, Inc.	170,397	11,898,823
Twenty-First Century Fox, Inc., Class A	370,489	13,119,016
Viacom, Inc., Class B	76,071	6,491,138
Walt Disney Co. (The)	311,044	26,130,807
Total		118,297,261
Multiline Retail 0.6%
Dollar General Corp. (a)	56,241	3,024,641
Dollar Tree, Inc. (a)	39,723	2,106,511
Family Dollar Stores, Inc.	18,242	1,068,981
Kohl’s Corp.	38,420	2,091,585
Macy’s, Inc.	70,341	4,212,722
Nordstrom, Inc.	27,317	1,859,195
Target Corp.	120,663	6,848,832
Total		21,212,467
Specialty Retail 2.0%
AutoNation, Inc. (a)	12,044	688,556
AutoZone, Inc. (a)	6,437	3,427,703
Bed Bath & Beyond, Inc. (a)	40,651	2,473,613
Best Buy Co., Inc.	52,184	1,443,409

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
CarMax, Inc. (a)	42,610	$1,888,049
GameStop Corp., Class A	22,112	836,939
Gap, Inc. (The)	50,565	2,084,795
Home Depot, Inc. (The)	268,822	21,567,589
L Brands, Inc.	46,546	2,671,275
Lowe’s Companies, Inc.	199,643	9,399,192
O’Reilly Automotive, Inc. (a)	20,309	3,004,717
PetSmart, Inc.	19,801	1,137,964
Ross Stores, Inc.	41,022	2,807,956
Staples, Inc.	124,213	1,397,396
Tiffany & Co.	21,024	2,089,996
TJX Companies, Inc. (The)	135,763	7,392,295
Tractor Supply Co.	26,640	1,732,133
Urban Outfitters, Inc. (a)	19,410	650,623
Total		66,694,200
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	52,984	2,156,979
Fossil Group, Inc. (a)	9,181	961,801
Michael Kors Holdings Ltd. (a)	34,250	3,232,515
Nike, Inc., Class B	141,989	10,920,374
PVH Corp.	15,580	2,050,795
Ralph Lauren Corp.	11,290	1,732,789
Under Armour, Inc., Class A (a)	30,730	1,560,777
VF Corp.	67,252	4,238,221
Total		26,854,251
TOTAL CONSUMER DISCRETIONARY		390,718,865
CONSUMER STAPLES 9.5%
Beverages 2.1%
Brown-Forman Corp., Class B	30,939	2,867,117
Coca-Cola Co. (The)	723,304	29,590,367
Coca-Cola Enterprises, Inc.	45,370	2,070,687
Constellation Brands, Inc., Class A (a)	31,927	2,686,019
Dr. Pepper Snapple Group, Inc.	37,659	2,172,924
Molson Coors Brewing Co., Class B	30,229	1,986,952
Monster Beverage Corp. (a)	25,798	1,789,865
PepsiCo, Inc.	290,627	25,671,083
Total		68,835,014
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	83,938	9,738,487
CVS Caremark Corp.	225,718	17,678,234
Kroger Co. (The)	98,602	4,707,259
Safeway, Inc.	43,966	1,509,792
SYSCO Corp.	111,669	4,190,938

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	308,841	$23,709,724
Walgreen Co.	166,872	11,999,765
Whole Foods Market, Inc.	71,005	2,715,231
Total		76,249,430
Food Products 1.6%
Archer-Daniels-Midland Co.	125,677	5,647,924
Campbell Soup Co.	34,136	1,566,842
ConAgra Foods, Inc.	80,252	2,592,140
General Mills, Inc.	119,219	6,548,700
Hershey Co. (The)	28,623	2,786,163
Hormel Foods Corp.	25,697	1,264,549
JM Smucker Co. (The)	19,791	2,030,557
Kellogg Co.	49,019	3,381,331
Keurig Green Mountain, Inc.	24,650	2,780,027
Kraft Foods Group, Inc.	113,833	6,768,510
McCormick & Co., Inc.	25,043	1,810,859
Mead Johnson Nutrition Co.	38,498	3,444,416
Mondelez International, Inc., Class A	324,707	12,215,477
Tyson Foods, Inc., Class A	51,317	2,178,920
Total		55,016,415
Household Products 1.9%
Clorox Co. (The)	24,804	2,222,935
Colgate-Palmolive Co.	166,645	11,398,518
Kimberly-Clark Corp.	72,429	8,137,398
Procter & Gamble Co. (The)	517,585	41,815,692
Total		63,574,543
Personal Products 0.1%
Avon Products, Inc.	82,839	1,183,769
Estee Lauder Companies, Inc. (The), Class A	48,788	3,738,137
Total		4,921,906
Tobacco 1.5%
Altria Group, Inc.	380,423	15,810,380
Lorillard, Inc.	69,141	4,298,496
Philip Morris International, Inc.	302,597	26,791,938
Reynolds American, Inc.	59,450	3,545,004
Total		50,445,818
TOTAL CONSUMER STAPLES		319,043,126
ENERGY 10.3%
Energy Equipment & Services 2.0%
Baker Hughes, Inc.	83,457	5,885,388
Cameron International Corp. (a)	38,981	2,492,835

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Diamond Offshore Drilling, Inc.	13,268	$677,464
Ensco PLC, Class A	44,585	2,347,846
FMC Technologies, Inc. (a)	45,051	2,615,661
Halliburton Co.	162,422	10,498,958
Helmerich & Payne, Inc.	20,528	2,257,054
Nabors Industries Ltd.	49,812	1,306,569
National Oilwell Varco, Inc.	81,807	6,697,539
Noble Corp. PLC	48,510	1,526,125
Rowan Companies PLC, Class A	23,720	734,371
Schlumberger Ltd.	249,555	25,963,702
Transocean Ltd.	64,780	2,752,502
Total		65,756,014
Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp.	96,169	9,891,943
Apache Corp.	75,345	7,023,661
Cabot Oil & Gas Corp.	80,603	2,921,053
Chesapeake Energy Corp.	96,655	2,775,932
Chevron Corp.	364,440	44,749,588
ConocoPhillips	234,054	18,710,277
CONSOL Energy, Inc.	43,743	1,932,128
Denbury Resources, Inc.	67,958	1,147,811
Devon Energy Corp.	73,099	5,402,016
EOG Resources, Inc.	104,264	11,031,131
EQT Corp.	28,800	3,078,144
Exxon Mobil Corp. (b)	824,884	82,925,689
Hess Corp.	52,167	4,762,847
Kinder Morgan Management LLC (c)	1	43
Kinder Morgan, Inc.	127,882	4,269,980
Marathon Oil Corp.	133,040	4,877,246
Marathon Petroleum Corp.	56,230	5,026,400
Murphy Oil Corp.	32,868	2,026,970
Newfield Exploration Co. (a)	26,020	949,210
Noble Energy, Inc.	68,705	4,951,569
Occidental Petroleum Corp.	151,709	15,123,870
ONEOK, Inc.	39,672	2,558,447
Peabody Energy Corp.	51,787	836,878
Phillips 66	112,170	9,510,894
Pioneer Natural Resources Co.	27,281	5,733,375
QEP Resources, Inc.	34,236	1,093,498
Range Resources Corp.	31,249	2,904,594
Southwestern Energy Co. (a)	67,370	3,063,314
Spectra Energy Corp.	127,931	5,191,440
Tesoro Corp.	25,163	1,414,161
Valero Energy Corp.	101,648	5,697,370

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Williams Companies, Inc. (The)	130,645	$6,135,089
Total		277,716,568
TOTAL ENERGY		343,472,582
FINANCIALS 15.7%
Banks 5.8%
Bank of America Corp.	2,017,367	30,542,936
BB&T Corp.	135,707	5,146,010
Citigroup, Inc.	579,631	27,573,047
Comerica, Inc.	34,755	1,667,197
Fifth Third Bancorp	162,533	3,362,808
Huntington Bancshares, Inc.	158,672	1,470,890
JPMorgan Chase & Co.	722,872	40,169,997
KeyCorp	169,780	2,324,288
M&T Bank Corp.	25,017	3,036,313
PNC Financial Services Group, Inc. (The)	101,945	8,692,850
Regions Financial Corp.	270,978	2,761,266
SunTrust Banks, Inc.	102,060	3,910,939
U.S. Bancorp	347,910	14,678,323
Wells Fargo & Co.	914,039	46,414,900
Zions Bancorporation	35,291	1,008,970
Total		192,760,734
Capital Markets 2.0%
Ameriprise Financial, Inc. (d)	36,441	4,103,621
Bank of New York Mellon Corp. (The)	216,667	7,488,011
BlackRock, Inc.	23,987	7,313,636
Charles Schwab Corp. (The)	223,095	5,624,225
E*TRADE Financial Corp. (a)	55,029	1,120,941
Franklin Resources, Inc.	77,075	4,255,311
Goldman Sachs Group, Inc. (The)	80,381	12,845,688
Invesco Ltd.	82,688	3,034,650
Legg Mason, Inc.	20,009	977,239
Morgan Stanley	267,770	8,263,382
Northern Trust Corp.	42,587	2,572,255
State Street Corp.	82,391	5,377,661
T. Rowe Price Group, Inc.	50,030	4,078,946
Total		67,055,566
Consumer Finance 0.9%
American Express Co.	174,441	15,961,351
Capital One Financial Corp.	109,347	8,626,385
Discover Financial Services	89,889	5,315,137
Navient Corp. (a)	81,880	1,293,704
Total		31,196,577

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B (a)	343,645	$44,103,399
CME Group, Inc.	60,241	4,337,352
Intercontinental Exchange, Inc.	21,941	4,309,213
Leucadia National Corp.	59,779	1,533,331
McGraw Hill Financial, Inc.	51,729	4,229,880
Moody’s Corp.	35,896	3,070,544
NASDAQ OMX Group, Inc. (The)	22,313	845,663
Total		62,429,382
Insurance 2.8%
ACE Ltd.	64,267	6,665,131
Aflac, Inc.	87,009	5,327,561
Allstate Corp. (The)	85,347	4,972,316
American International Group, Inc.	279,483	15,111,646
Aon PLC	57,474	5,169,212
Assurant, Inc.	13,679	927,573
Chubb Corp. (The)	46,885	4,344,364
Cincinnati Financial Corp.	28,095	1,377,217
Genworth Financial, Inc., Class A (a)	94,558	1,606,540
Hartford Financial Services Group, Inc. (The)	85,203	2,952,284
Lincoln National Corp.	50,341	2,414,354
Loews Corp.	58,424	2,519,827
Marsh & McLennan Companies, Inc.	104,685	5,262,515
MetLife, Inc.	214,473	10,923,110
Principal Financial Group, Inc.	52,465	2,453,788
Progressive Corp. (The)	104,547	2,616,811
Prudential Financial, Inc.	88,383	7,261,547
Torchmark Corp.	16,901	1,367,798
Travelers Companies, Inc. (The)	67,254	6,284,886
Unum Group	49,527	1,679,461
XL Group PLC	52,695	1,710,480
Total		92,948,421
Real Estate Investment Trusts (REITs) 2.2%
American Tower Corp.	75,403	6,758,371
Apartment Investment & Management Co., Class A	27,894	878,103
AvalonBay Communities, Inc.	23,222	3,293,809
Boston Properties, Inc.	29,203	3,524,218
Crown Castle International Corp.	63,768	4,892,919
Equity Residential	64,105	3,961,689
Essex Property Trust, Inc.	11,700	2,117,232
General Growth Properties, Inc.	99,530	2,371,800
HCP, Inc.	87,268	3,643,439
Health Care REIT, Inc.	55,358	3,500,286
Host Hotels & Resorts, Inc.	144,460	3,188,232

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.	78,221	$1,792,825
Macerich Co. (The)	26,828	1,771,721
Plum Creek Timber Co., Inc.	33,801	1,524,425
ProLogis, Inc.	95,369	3,958,767
Public Storage	27,598	4,757,343
Simon Property Group, Inc.	59,990	9,985,936
Ventas, Inc.	56,173	3,752,356
Vornado Realty Trust	33,250	3,560,410
Washington Prime Group, Inc. (a)	29,995	596,601
Weyerhaeuser Co.	111,591	3,506,189
Total		73,336,671
Real Estate Management & Development —%
CBRE Group, Inc., Class A (a)	53,235	1,588,532
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	90,779	886,911
People’s United Financial, Inc.	59,220	850,991
Total		1,737,902
TOTAL FINANCIALS		523,053,785
HEALTH CARE 13.0%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc. (a)	37,763	6,280,742
Amgen, Inc.	144,123	16,716,827
Biogen Idec, Inc. (a)	45,125	14,411,571
Celgene Corp. (a)	77,504	11,860,437
Gilead Sciences, Inc. (a)	293,641	23,846,586
Regeneron Pharmaceuticals, Inc. (a)	15,034	4,614,837
Vertex Pharmaceuticals, Inc. (a)	45,010	3,252,422
Total		80,983,422
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	294,561	11,785,386
Baxter International, Inc.	103,694	7,715,871
Becton Dickinson and Co.	36,846	4,336,774
Boston Scientific Corp. (a)	252,774	3,243,090
CareFusion Corp. (a)	39,778	1,707,670
Covidien PLC	86,040	6,290,384
CR Bard, Inc.	14,811	2,190,695
DENTSPLY International, Inc.	27,068	1,280,046
Edwards Lifesciences Corp. (a)	20,476	1,662,651
Intuitive Surgical, Inc. (a)	7,282	2,692,447
Medtronic, Inc.	191,044	11,659,415
St. Jude Medical, Inc.	54,179	3,516,217
Stryker Corp.	56,268	4,754,083

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc. (a)	19,763	$1,629,459
Zimmer Holdings, Inc.	32,319	3,372,488
Total		67,836,676
Health Care Providers & Services 2.1%
Aetna, Inc.	69,235	5,369,174
AmerisourceBergen Corp.	43,752	3,201,771
Cardinal Health, Inc.	65,456	4,623,157
CIGNA Corp.	52,225	4,688,760
DaVita HealthCare Partners, Inc. (a)	33,784	2,384,813
Express Scripts Holding Co. (a)	148,137	10,587,351
Five Star Quality Care, Inc. (c)(e)	—	1
Humana, Inc.	29,408	3,660,120
Laboratory Corp. of America Holdings (a)	16,288	1,670,823
McKesson Corp.	43,932	8,331,264
Patterson Companies, Inc.	15,672	613,716
Quest Diagnostics, Inc.	27,548	1,649,850
Tenet Healthcare Corp. (a)	18,515	870,205
UnitedHealth Group, Inc.	188,828	15,036,374
WellPoint, Inc.	53,924	5,843,205
Total		68,530,584
Health Care Technology 0.1%
Cerner Corp. (a)	56,466	3,051,987
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	63,643	3,623,833
PerkinElmer, Inc.	21,540	968,654
Thermo Fisher Scientific, Inc.	74,790	8,743,699
Waters Corp. (a)	16,258	1,628,401
Total		14,964,587
Pharmaceuticals 6.0%
AbbVie, Inc.	303,237	16,474,866
Actavis PLC (a)	33,254	7,034,551
Allergan, Inc.	56,980	9,541,871
Bristol-Myers Squibb Co.	313,840	15,610,402
Eli Lilly & Co.	188,093	11,259,247
Forest Laboratories, Inc. (a)	45,529	4,315,239
Hospira, Inc. (a)	31,773	1,562,278
Johnson & Johnson	540,014	54,789,820
Merck & Co., Inc.	561,338	32,479,017
Mylan, Inc. (a)	70,991	3,538,191
Perrigo Co. PLC	25,534	3,528,799
Pfizer, Inc.	1,218,447	36,102,585

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Zoetis, Inc.	95,447	$2,930,223
Total		199,167,089
TOTAL HEALTH CARE		434,534,345
INDUSTRIALS 10.5%
Aerospace & Defense 2.7%
Boeing Co. (The)	130,557	17,657,834
General Dynamics Corp.	62,068	7,331,472
Honeywell International, Inc.	149,682	13,942,878
L-3 Communications Holdings, Inc.	16,389	1,985,855
Lockheed Martin Corp.	51,537	8,434,030
Northrop Grumman Corp.	41,370	5,028,524
Precision Castparts Corp.	27,721	7,012,859
Raytheon Co.	60,039	5,858,005
Rockwell Collins, Inc.	25,802	2,039,390
Textron, Inc.	53,925	2,114,939
United Technologies Corp.	160,732	18,680,273
Total		90,086,059
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	28,337	1,696,253
Expeditors International of Washington, Inc.	38,683	1,760,463
FedEx Corp.	53,034	7,645,381
United Parcel Service, Inc., Class B	135,652	14,091,530
Total		25,193,627
Airlines 0.3%
Delta Air Lines, Inc.	162,140	6,471,007
Southwest Airlines Co.	134,001	3,544,327
Total		10,015,334
Building Products 0.1%
Allegion PLC	17,132	897,546
Masco Corp.	68,031	1,449,060
Total		2,346,606
Commercial Services & Supplies 0.5%
ADT Corp. (The)	34,997	1,126,903
Cintas Corp.	19,221	1,194,009
Iron Mountain, Inc.	32,539	1,013,265
Pitney Bowes, Inc.	38,661	1,068,203
Republic Services, Inc.	51,626	1,827,560
Stericycle, Inc. (a)	16,255	1,859,084
Tyco International Ltd.	87,865	3,834,429
Waste Management, Inc.	82,519	3,686,949
Total		15,610,402

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering 0.1%
Fluor Corp.	30,607	$2,297,973
Jacobs Engineering Group, Inc. (a)	25,182	1,386,773
Quanta Services, Inc. (a)	41,567	1,411,200
Total		5,095,946
Electrical Equipment 0.6%
AMETEK, Inc.	46,785	2,483,348
Eaton Corp. PLC	90,726	6,685,599
Emerson Electric Co.	134,193	8,954,699
Rockwell Automation, Inc.	26,490	3,207,409
Total		21,331,055
Industrial Conglomerates 2.4%
3M Co.	120,178	17,131,374
Danaher Corp.	114,672	8,993,725
General Electric Co.	1,915,241	51,309,306
Roper Industries, Inc.	19,006	2,692,770
Total		80,127,175
Machinery 1.7%
Caterpillar, Inc.	121,751	12,446,605
Cummins, Inc.	33,142	5,068,406
Deere & Co.	70,578	6,434,596
Dover Corp.	32,460	2,829,863
Flowserve Corp.	26,264	1,936,707
Illinois Tool Works, Inc.	74,615	6,457,928
Ingersoll-Rand PLC	49,356	2,952,476
Joy Global, Inc.	19,116	1,092,479
PACCAR, Inc.	67,630	4,285,037
Pall Corp.	20,959	1,776,066
Parker Hannifin Corp.	28,466	3,564,797
Pentair PLC	37,675	2,812,062
Snap-On, Inc.	11,093	1,300,876
Stanley Black & Decker, Inc.	29,699	2,595,693
Xylem, Inc.	35,250	1,314,825
Total		56,868,416
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	7,178	741,129
Equifax, Inc.	23,294	1,648,982
Nielsen NV	54,245	2,617,864
Robert Half International, Inc.	26,239	1,196,236
Total		6,204,211
Road & Rail 1.0%
CSX Corp.	192,343	5,654,884
Kansas City Southern	21,047	2,262,973
Norfolk Southern Corp.	59,126	5,956,945

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Ryder System, Inc.	10,191	$884,477
Union Pacific Corp.	86,864	17,309,389
Total		32,068,668
Trading Companies & Distributors 0.2%
Fastenal Co.	52,123	2,540,996
WW Grainger, Inc.	11,692	3,020,862
Total		5,561,858
TOTAL INDUSTRIALS		350,509,357
INFORMATION TECHNOLOGY 18.5%
Communications Equipment 1.7%
Cisco Systems, Inc.	983,334	24,209,683
F5 Networks, Inc. (a)	14,453	1,568,873
Harris Corp.	20,383	1,574,587
Juniper Networks, Inc. (a)	90,356	2,210,108
Motorola Solutions, Inc.	43,131	2,907,892
QUALCOMM, Inc.	322,809	25,969,984
Total		58,441,127
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	30,204	2,893,543
Corning, Inc.	249,815	5,321,059
FLIR Systems, Inc.	26,889	938,695
Jabil Circuit, Inc.	35,819	674,114
TE Connectivity Ltd.	78,311	4,656,372
Total		14,483,783
Internet Software & Services 3.1%
Akamai Technologies, Inc. (a)	34,077	1,851,744
eBay, Inc. (a)	222,428	11,283,773
Facebook, Inc., Class A (a)	326,110	20,642,763
Google, Inc., Class A (a)	53,884	30,802,789
Google, Inc., Class C (a)	53,884	30,227,846
VeriSign, Inc. (a)	23,987	1,201,269
Yahoo!, Inc. (a)	179,199	6,209,245
Total		102,219,429
IT Services 3.4%
Accenture PLC, Class A	121,597	9,904,076
Alliance Data Systems Corp. (a)	10,150	2,598,907
Automatic Data Processing, Inc.	91,980	7,328,966
Cognizant Technology Solutions Corp., Class A (a)	115,952	5,636,427
Computer Sciences Corp.	27,813	1,749,160
Fidelity National Information Services, Inc.	55,483	3,004,404
Fiserv, Inc. (a)	48,584	2,920,384

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
International Business Machines Corp.	186,852	$34,448,035
MasterCard, Inc., Class A	194,790	14,891,695
Paychex, Inc.	61,874	2,543,640
Teradata Corp. (a)	30,388	1,275,992
Total System Services, Inc.	31,562	955,066
Visa, Inc., Class A	96,766	20,788,240
Western Union Co. (The)	104,599	1,691,366
Xerox Corp.	212,625	2,625,919
Total		112,362,277
Semiconductors & Semiconductor Equipment 2.1%
Altera Corp.	60,622	2,008,407
Analog Devices, Inc.	59,664	3,125,200
Applied Materials, Inc.	231,182	4,667,565
Avago Technologies Ltd.	47,640	3,366,719
Broadcom Corp., Class A	105,366	3,358,014
First Solar, Inc. (a)	13,485	833,103
Intel Corp.	949,110	25,929,685
KLA-Tencor Corp.	31,794	2,083,143
Lam Research Corp. (a)	30,989	1,922,558
Linear Technology Corp.	45,033	2,078,723
Microchip Technology, Inc.	38,015	1,809,514
Micron Technology, Inc. (a)	202,516	5,789,933
NVIDIA Corp.	105,804	2,010,276
Texas Instruments, Inc.	206,969	9,723,404
Xilinx, Inc.	50,941	2,392,189
Total		71,098,433
Software 3.5%
Adobe Systems, Inc. (a)	88,673	5,722,955
Autodesk, Inc. (a)	43,363	2,270,920
CA, Inc.	61,544	1,765,697
Citrix Systems, Inc. (a)	31,282	1,938,546
Electronic Arts, Inc. (a)	59,101	2,076,218
Intuit, Inc.	54,078	4,287,845
Microsoft Corp.	1,441,927	59,032,491
Oracle Corp.	661,055	27,777,531
Red Hat, Inc. (a)	36,181	1,813,392
Salesforce.com, Inc. (a)	107,142	5,638,884
Symantec Corp.	132,010	2,902,900
Total		115,227,379
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	170,277	107,785,341
EMC Corp.	386,673	10,270,035
Hewlett-Packard Co.	361,763	12,119,060
NetApp, Inc.	63,234	2,340,290

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (continued)
SanDisk Corp.	43,045	$4,159,438
Seagate Technology PLC	62,761	3,372,149
Western Digital Corp.	40,136	3,525,948
Total		143,572,261
TOTAL INFORMATION TECHNOLOGY		617,404,689
MATERIALS 3.5%
Chemicals 2.6%
Air Products & Chemicals, Inc.	40,410	4,847,988
Airgas, Inc.	12,703	1,350,583
CF Industries Holdings, Inc.	9,937	2,417,772
Dow Chemical Co. (The)	232,092	12,096,635
Eastman Chemical Co.	29,107	2,568,984
Ecolab, Inc.	51,668	5,641,629
EI du Pont de Nemours & Co.	176,962	12,265,236
FMC Corp.	25,365	1,941,944
International Flavors & Fragrances, Inc.	15,511	1,539,622
LyondellBasell Industries NV, Class A	82,418	8,206,360
Monsanto Co.	100,197	12,209,004
Mosaic Co. (The)	64,713	3,235,003
PPG Industries, Inc.	26,437	5,329,964
Praxair, Inc.	56,117	7,420,912
Sherwin-Williams Co. (The)	16,271	3,329,209
Sigma-Aldrich Corp.	22,799	2,246,385
Total		86,647,230
Construction Materials 0.1%
Vulcan Materials Co.	24,919	1,519,312
Containers & Packaging 0.2%
Avery Dennison Corp.	18,329	929,280
Ball Corp.	26,827	1,619,278
Bemis Co., Inc.	19,414	803,934
MeadWestvaco Corp.	33,327	1,352,410
Owens-Illinois, Inc. (a)	31,452	1,045,150
Sealed Air Corp.	37,449	1,233,195
Total		6,983,247
Metals & Mining 0.5%
Alcoa, Inc.	223,560	3,042,652
Allegheny Technologies, Inc.	20,603	846,165
Freeport-McMoRan Copper & Gold, Inc.	198,221	6,749,425
Newmont Mining Corp.	95,051	2,175,717
Nucor Corp.	60,770	3,076,785

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
United States Steel Corp.	27,620	$636,365
Total		16,527,109
Paper & Forest Products 0.1%
International Paper Co.	83,760	3,989,489
TOTAL MATERIALS		115,666,387
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	993,945	35,255,229
CenturyLink, Inc.	110,327	4,156,018
Frontier Communications Corp.	190,801	1,104,738
Verizon Communications, Inc.	790,506	39,493,679
Windstream Holdings, Inc.	113,768	1,088,760
Total		81,098,424
TOTAL TELECOMMUNICATION SERVICES		81,098,424
UTILITIES 3.0%
Electric Utilities 1.7%
American Electric Power Co., Inc.	93,115	4,967,685
Duke Energy Corp.	134,857	9,585,636
Edison International	62,196	3,429,487
Entergy Corp.	34,085	2,570,691
Exelon Corp.	163,673	6,028,077
FirstEnergy Corp.	79,937	2,703,469
NextEra Energy, Inc.	83,113	8,091,882
Northeast Utilities	60,216	2,733,806
Pepco Holdings, Inc.	47,819	1,324,586
Pinnacle West Capital Corp.	21,039	1,165,981
PPL Corp.	120,396	4,224,696
Southern Co. (The)	169,502	7,420,798
Xcel Energy, Inc.	95,121	2,925,922
Total		57,172,716

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 0.1%
AGL Resources, Inc.	22,693	$1,211,352
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	125,753	1,773,117
NRG Energy, Inc.	62,078	2,212,460
Total		3,985,577
Multi-Utilities 1.1%
Ameren Corp.	46,319	1,822,653
CenterPoint Energy, Inc.	81,859	1,974,439
CMS Energy Corp.	50,916	1,514,751
Consolidated Edison, Inc.	55,909	3,075,554
Dominion Resources, Inc.	111,005	7,654,905
DTE Energy Co.	33,807	2,573,389
Integrys Energy Group, Inc.	15,267	885,333
NiSource, Inc.	59,942	2,240,033
PG&E Corp.	87,369	4,007,616
Public Service Enterprise Group, Inc.	96,620	3,764,315
SCANA Corp.	26,946	1,401,192
Sempra Energy	43,393	4,354,488
TECO Energy, Inc.	39,130	675,775
Wisconsin Energy Corp.	43,135	1,963,505
Total		37,907,948
TOTAL UTILITIES		100,277,593
Total Common Stocks (Cost: $2,166,188,208)		$3,275,779,153

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.088% (d)(f)	56,830,626	$56,830,626
Total Money Market Funds (Cost: $56,830,626)		$56,830,626
Total Investments (Cost: $2,223,018,834) (g)		$3,332,609,779(h)
Other Assets & Liabilities, Net		5,886,410
Net Assets		$3,338,496,189

Investments in Derivatives
Futures Contracts Outstanding at May 31, 2014

At May 31, 2014, securities totaling $6,132,330 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	130	USD	62,448,750	06/2014	2,256,699	—

Notes to Portfolio of Investments
(a) Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2014 was $44, representing less than 0.01% of net assets. Information concerning such security holdings at May 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Five Star Quality Care, Inc.	1-2-2002	2
Kinder Morgan Management LLC	09-26-2002 - 05-20-2008	14

(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	1,179,415	5,589	—	1,185,004	40,059	4,103,621
Columbia Short-Term Cash Fund	42,522,199	104,418,565	(90,110,138)	56,830,626	16,703	56,830,626
Total	43,701,614	104,424,154	(90,110,138)	58,015,630	56,762	60,934,247

(e)	Represents fractional shares.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(g)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $2,223,019,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,273,711,000
Unrealized Depreciation	(164,120,000)
Net Unrealized Appreciation	$1,109,591,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	390,718,865	—	—	390,718,865
Consumer Staples	319,043,126	—	—	319,043,126
Energy	343,472,539	43	—	343,472,582
Financials	523,053,785	—	—	523,053,785
Health Care	434,534,344	1	—	434,534,345
Industrials	350,509,357	—	—	350,509,357
Information Technology	617,404,689	—	—	617,404,689
Materials	115,666,387	—	—	115,666,387
Telecommunication Services	81,098,424	—	—	81,098,424
Utilities	100,277,593	—	—	100,277,593
Total Equity Securities	3,275,779,109	44	—	3,275,779,153
Mutual Funds
Money Market Funds	56,830,626	—	—	56,830,626
Total Mutual Funds	56,830,626	—	—	56,830,626
Investments in Securities	3,332,609,735	44	—	3,332,609,779
Derivatives
Assets
Futures Contracts	2,256,699	—	—	2,256,699
Total	3,334,866,434	44	—	3,334,866,478

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Marsico 21st Century Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%
CONSUMER DISCRETIONARY 21.3%
Distributors 1.9%
LKQ Corp. (a)	720,281	$19,980,595
Hotels, Restaurants & Leisure 7.1%
Domino’s Pizza, Inc.	229,947	16,659,660
Dunkin’ Brands Group, Inc.	219,110	9,807,364
Hilton Worldwide Holdings, Inc. (a)	868,622	19,648,230
Wynn Resorts Ltd.	139,391	29,964,883
Total		76,080,137
Internet & Catalog Retail 2.5%
TripAdvisor, Inc. (a)	275,563	26,776,457
Media 5.9%
Twenty-First Century Fox, Inc., Class A	868,937	30,769,059
Walt Disney Co. (The)	391,642	32,901,844
Total		63,670,903
Specialty Retail 3.2%
Lumber Liquidators Holdings, Inc. (a)	106,569	8,278,280
Tractor Supply Co.	247,458	16,089,719
Ulta Salon Cosmetics & Fragrance, Inc. (a)	120,541	10,233,931
Total		34,601,930
Textiles, Apparel & Luxury Goods 0.7%
Deckers Outdoor Corp. (a)	95,723	7,398,431
TOTAL CONSUMER DISCRETIONARY		228,508,453
CONSUMER STAPLES 5.3%
Beverages 2.9%
Constellation Brands, Inc., Class A (a)	375,284	31,572,643
Food Products 2.4%
Keurig Green Mountain, Inc.	225,621	25,445,536
TOTAL CONSUMER STAPLES		57,018,179
ENERGY 5.3%
Energy Equipment & Services 3.1%
Schlumberger Ltd.	312,002	32,460,688
Oil, Gas & Consumable Fuels 2.2%
Antero Resources Corp. (a)	388,135	23,870,303
TOTAL ENERGY		56,330,991

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 6.2%
Banks 2.5%
City National Corp.	150,316	$10,685,964
First Republic Bank	323,703	16,463,535
Total		27,149,499
Capital Markets 2.8%
Charles Schwab Corp. (The)	388,938	9,805,127
Morgan Stanley	652,644	20,140,594
Total		29,945,721
Real Estate Management & Development 0.9%
Realogy Holdings Corp. (a)	248,597	9,242,836
TOTAL FINANCIALS		66,338,056
HEALTH CARE 12.5%
Biotechnology 9.7%
Alexion Pharmaceuticals, Inc. (a)	90,334	15,024,351
Alkermes PLC (a)	174,668	8,001,541
Biogen Idec, Inc. (a)	120,996	38,642,493
Gilead Sciences, Inc. (a)	519,869	42,218,561
Total		103,886,946
Health Care Equipment & Supplies 0.4%
Novadaq Technologies, Inc. (a)	263,124	3,833,717
Health Care Providers & Services 1.7%
Envision Healthcare Holdings, Inc. (a)	523,282	18,042,763
Health Care Technology 0.7%
IMS Health Holdings, Inc. (a)	330,060	7,994,053
TOTAL HEALTH CARE		133,757,479
INDUSTRIALS 14.1%
Aerospace & Defense 3.9%
B/E Aerospace, Inc. (a)	186,720	18,065,160
DigitalGlobe, Inc. (a)	244,817	7,432,644
TransDigm Group, Inc.	85,740	16,179,996
Total		41,677,800
Airlines 1.5%
Delta Air Lines, Inc.	407,841	16,276,934

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 1.0%
Copart, Inc. (a)	309,977	$11,025,882
Professional Services 3.3%
IHS, Inc., Class A (a)	181,747	22,883,765
Robert Half International, Inc.	269,604	12,291,246
Total		35,175,011
Road & Rail 2.8%
Genesee & Wyoming, Inc., Class A (a)	301,290	29,330,582
Trading Companies & Distributors 1.6%
Fastenal Co.	357,895	17,447,381
TOTAL INDUSTRIALS		150,933,590
INFORMATION TECHNOLOGY 23.0%
Internet Software & Services 10.0%
Facebook, Inc., Class A (a)	866,871	54,872,934
Google, Inc., Class A (a)	34,150	19,521,848
Google, Inc., Class C (a)	19,916	11,172,478
LinkedIn Corp., Class A (a)	90,082	14,421,227
Zillow, Inc., Class A (a)	57,953	6,839,613
Total		106,828,100
IT Services 5.8%
Cognizant Technology Solutions Corp., Class A (a)	259,009	12,590,427
FleetCor Technologies, Inc. (a)	151,031	19,091,829
MasterCard, Inc., Class A	393,305	30,068,167
Total		61,750,423
Semiconductors & Semiconductor Equipment 3.2%
ARM Holdings PLC	835,692	12,887,230
ASML Holding NV	252,897	21,718,794
Total		34,606,024
Software 4.0%
Salesforce.com, Inc. (a)	611,986	32,208,823
Workday, Inc., Class A (a)	132,957	10,419,840
Total		42,628,663
TOTAL INFORMATION TECHNOLOGY		245,813,210

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 6.7%
Chemicals 6.7%
Monsanto Co.	304,181	$37,064,455
Sherwin-Williams Co. (The)	170,521	34,890,302
Total		71,954,757
TOTAL MATERIALS		71,954,757
TELECOMMUNICATION SERVICES 2.2%
Wireless Telecommunication Services 2.2%
SBA Communications Corp., Class A (a)	232,687	23,617,731
TOTAL TELECOMMUNICATION SERVICES		23,617,731
Total Common Stocks (Cost: $782,811,403)		$1,034,272,446

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.088% (b)(c)	33,273,159	$33,273,159
Total Money Market Funds (Cost: $33,273,159)		$33,273,159
Total Investments
(Cost: $816,084,562) (d)		$1,067,545,605(e)
Other Assets & Liabilities, Net		3,236,692
Net Assets		$1,070,782,297

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at May 31, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,487,581	138,520,255	(115,734,677)	33,273,159	6,988	33,273,159

(d)                                     At May 31, 2014, the cost of securities for federal income tax purposes was approximately $816,085,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$268,754,000
Unrealized Depreciation	(17,293,000)
Net Unrealized Appreciation	$251,461,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated February 28, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	228,508,453	—	—	228,508,453
Consumer Staples	57,018,179	—	—	57,018,179
Energy	56,330,991	—	—	56,330,991
Financials	66,338,056	—	—	66,338,056
Health Care	133,757,479	—	—	133,757,479
Industrials	150,933,590	—	—	150,933,590
Information Technology	232,925,980	12,887,230	—	245,813,210
Materials	71,954,757	—	—	71,954,757
Telecommunication Services	23,617,731	—	—	23,617,731
Total Equity Securities	1,021,385,216	12,887,230	—	1,034,272,446
Mutual Funds
Money Market Funds	33,273,159	—	—	33,273,159
Total Mutual Funds	33,273,159	—	—	33,273,159
Total	1,054,658,375	12,887,230	—	1,067,545,605

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Marsico Focused Equities Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 28.9%
Hotels, Restaurants & Leisure 11.3%
Starbucks Corp.	438,858	$32,141,960
Starwood Hotels & Resorts Worldwide, Inc.	533,181	42,574,503
Wynn Resorts Ltd.	218,661	47,005,555
Total		121,722,018
Internet & Catalog Retail 6.0%
Priceline Group, Inc. (The) (a)	50,985	65,190,950
Media 7.6%
Comcast Corp., Class A	721,902	37,683,284
Walt Disney Co. (The)	531,959	44,689,876
Total		82,373,160
Specialty Retail 4.0%
Home Depot, Inc. (The)	272,527	21,864,841
TJX Companies, Inc. (The)	394,617	21,486,896
Total		43,351,737
TOTAL CONSUMER DISCRETIONARY		312,637,865
CONSUMER STAPLES 2.0%
Food Products 2.0%
Keurig Green Mountain, Inc.	195,289	22,024,693
TOTAL CONSUMER STAPLES		22,024,693
ENERGY 6.4%
Energy Equipment & Services 3.0%
Schlumberger Ltd.	317,021	32,982,865
Oil, Gas & Consumable Fuels 3.4%
Continental Resources, Inc. (a)	258,189	36,239,408
TOTAL ENERGY		69,222,273
FINANCIALS 4.0%
Capital Markets 1.9%
Charles Schwab Corp. (The)	825,509	20,811,082
Consumer Finance 2.1%
American Express Co.	241,712	22,116,648
TOTAL FINANCIALS		42,927,730

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 19.9%
Biotechnology 18.2%
Biogen Idec, Inc. (a)	235,849	$75,323,095
Celgene Corp. (a)	200,637	30,703,480
Gilead Sciences, Inc. (a)	1,120,045	90,958,854
Total		196,985,429
Pharmaceuticals 1.7%
Pacira Pharmaceuticals, Inc. (a)	236,880	18,384,257
TOTAL HEALTH CARE		215,369,686
INDUSTRIALS 7.1%
Aerospace & Defense 2.5%
General Dynamics Corp.	229,056	27,056,095
Road & Rail 4.6%
Canadian Pacific Railway Ltd.	295,228	49,456,594
TOTAL INDUSTRIALS		76,512,689
INFORMATION TECHNOLOGY 19.6%
Internet Software & Services 8.0%
Facebook, Inc., Class A (a)	742,671	47,011,074
Google, Inc., Class A (a)	69,074	39,486,152
Total		86,497,226
IT Services 7.2%
Cognizant Technology Solutions Corp., Class A (a)	455,337	22,133,932
Visa, Inc., Class A	258,287	55,487,796
Total		77,621,728
Semiconductors & Semiconductor Equipment 2.5%
ASML Holding NV	316,271	27,161,354
Software 1.9%
Salesforce.com, Inc. (a)	392,449	20,654,591
TOTAL INFORMATION TECHNOLOGY		211,934,899

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 10.5%
Chemicals 10.5%
Monsanto Co.	513,904	$62,619,203
Sherwin-Williams Co. (The)	247,630	50,667,574
Total		113,286,777
TOTAL MATERIALS		113,286,777
Total Common Stocks (Cost: $746,522,647)		$1,063,916,612

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.088% (b)(c)	5,650,320	$5,650,320
Total Money Market Funds (Cost: $5,650,320)		$5,650,320
Total Investments
(Cost: $752,172,967) (d)		$1,069,566,932(e)
Other Assets & Liabilities, Net		12,376,836
Net Assets		$1,081,943,768

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at May 31, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,368,987	105,995,257	(123,713,924)	5,650,320	2,269	5,650,320

(d)                                     At May 31, 2014, the cost of securities for federal income tax purposes was approximately $752,173,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$325,629,000
Unrealized Depreciation	(8,235,000)
Net Unrealized Appreciation	$317,394,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	312,637,865	—	—	312,637,865
Consumer Staples	22,024,693	—	—	22,024,693
Energy	69,222,273	—	—	69,222,273
Financials	42,927,730	—	—	42,927,730
Health Care	215,369,686	—	—	215,369,686
Industrials	76,512,689	—	—	76,512,689
Information Technology	211,934,899	—	—	211,934,899
Materials	113,286,777	—	—	113,286,777
Total Equity Securities	1,063,916,612	—	—	1,063,916,612
Mutual Funds
Money Market Funds	5,650,320	—	—	5,650,320
Total Mutual Funds	5,650,320	—	—	5,650,320
Total	1,069,566,932	—	—	1,069,566,932

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Marsico Global Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%
CANADA 6.1%
Canadian Pacific Railway Ltd.	15,694	$2,626,715
Novadaq Technologies, Inc. (a)	32,010	466,386
Total		3,093,101
FRANCE 9.9%
Hermes International	2,960	1,049,080
Safran SA	23,437	1,590,538
Schneider Electric SA	8,132	765,761
Zodiac Aerospace	44,110	1,568,153
Total		4,973,532
GERMANY 4.0%
Bayerische Motoren Werke AG	7,772	975,639
Infineon Technologies AG	81,587	1,011,948
Total		1,987,587
HONG KONG 2.8%
Wynn Macau Ltd.	342,400	1,426,068
INDIA 2.0%
Tata Motors Ltd., ADR	26,524	987,754
ITALY 2.3%
Luxottica Group, SpA, ADR	20,281	1,155,814
MEXICO 3.0%
Alsea SAB de CV	441,544	1,505,642
NETHERLANDS 2.3%
ASML Holding NV	13,616	1,169,342
SWITZERLAND 2.7%
Roche Holding AG, Genusschein Shares	4,612	1,357,076
UNITED KINGDOM 5.4%
British Sky Broadcasting Group PLC	66,277	980,400
Domino’s Pizza Group PLC	164,680	1,552,705
Liberty Global PLC, Class C (a)	4,558	195,082
Total		2,728,187

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES 58.4%
Antero Resources Corp. (a)	11,776	$724,224
Apple, Inc.	1,228	777,324
Biogen Idec, Inc. (a)	5,055	1,614,415
Continental Resources, Inc. (a)	10,310	1,447,112
Facebook, Inc., Class A (a)	32,365	2,048,705
General Dynamics Corp.	11,270	1,331,212
Gilead Sciences, Inc. (a)	37,109	3,013,622
Google, Inc., Class A (a)	1,523	870,623
Google, Inc., Class C (a)	1,223	686,079
Keurig Green Mountain, Inc.	3,827	431,609
LKQ Corp. (a)	8,746	242,614
Monsanto Co.	12,681	1,545,180
Pacira Pharmaceuticals, Inc. (a)	9,247	717,660
Priceline Group, Inc. (The) (a)	1,501	1,919,224
Pricesmart, Inc.	13,336	1,222,244
Salesforce.com, Inc. (a)	27,104	1,426,484
Schlumberger Ltd.	14,805	1,540,312
Sherwin-Williams Co. (The)	7,027	1,437,794
Starwood Hotels & Resorts Worldwide, Inc.	17,926	1,431,391
TJX Companies, Inc. (The)	22,482	1,224,145
Tyco International Ltd.	27,949	1,219,694
Visa, Inc., Class A	6,471	1,390,165
Walt Disney Co. (The)	13,836	1,162,362
Total		29,424,194
Total Common Stocks (Cost: $45,801,014)		$49,808,297

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.088% (b)(c)	360,210	$360,210
Total Money Market Funds (Cost: $360,210)		$360,210
Total Investments
(Cost: $46,161,224) (d)		$50,168,507(e)
Other Assets & Liabilities, Net		191,558
Net Assets		$50,360,065

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at May 31, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,435,339	8,963,178	(10,038,307)	360,210	726	360,210

(d)                                     At May 31, 2014, the cost of securities for federal income tax purposes was approximately $46,161,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,874,000
Unrealized Depreciation	(866,000)
Net Unrealized Appreciation	$4,008,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated February 28, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	9,824,029	5,983,891	—	15,807,920
Consumer Staples	1,653,853	—	—	1,653,853
Energy	3,711,648	—	—	3,711,648
Health Care	5,812,083	1,357,077	—	7,169,160
Industrials	5,177,622	3,924,452	—	9,102,074
Information Technology	8,368,720	1,011,948	—	9,380,668
Materials	2,982,974	—	—	2,982,974
Total Equity Securities	37,530,929	12,277,368	—	49,808,297
Mutual Funds
Money Market Funds	360,210	—	—	360,210
Total Mutual Funds	360,210	—	—	360,210
Total	37,891,139	12,277,368	—	50,168,507

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical  pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Marsico Growth Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 28.3%
Auto Components 1.2%
Delphi Automotive PLC	359,108	$24,799,998
Hotels, Restaurants & Leisure 9.1%
Starbucks Corp.	489,219	35,830,400
Starwood Hotels & Resorts Worldwide, Inc.	957,882	76,486,878
Wynn Resorts Ltd.	328,158	70,544,125
Total		182,861,403
Internet & Catalog Retail 5.7%
Priceline Group, Inc. (The) (a)	88,713	113,431,103
Media 8.6%
CBS Corp., Class B Non Voting	1,139,175	67,906,222
Comcast Corp., Class A	759,325	39,636,765
Walt Disney Co. (The)	773,206	64,957,036
Total		172,500,023
Specialty Retail 3.7%
Home Depot, Inc. (The)	464,503	37,267,076
TJX Companies, Inc. (The)	691,219	37,636,874
Total		74,903,950
TOTAL CONSUMER DISCRETIONARY		568,496,477

CONSUMER STAPLES 3.9%
Food & Staples Retailing 1.4%
CVS Caremark Corp.	355,144	27,814,878
Food Products 2.5%
Keurig Green Mountain, Inc.	438,478	49,451,549
TOTAL CONSUMER STAPLES		77,266,427
ENERGY 6.6%
Energy Equipment & Services 3.7%
Halliburton Co.	305,211	19,728,839
Schlumberger Ltd.	528,377	54,972,343
Total		74,701,182
Oil, Gas & Consumable Fuels 2.9%
Antero Resources Corp. (a)	562,326	34,583,049
Continental Resources, Inc. (a)	158,363	22,227,831
Total		56,810,880
TOTAL ENERGY		131,512,062

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 1.6%
Capital Markets 1.6%
Charles Schwab Corp. (The)	1,311,451	$33,061,680
TOTAL FINANCIALS		33,061,680
HEALTH CARE 13.7%
Biotechnology 13.7%
Biogen Idec, Inc. (a)	270,028	86,238,842
Celgene Corp. (a)	402,216	61,551,115
Gilead Sciences, Inc. (a)	1,571,600	127,629,636
Total		275,419,593
TOTAL HEALTH CARE		275,419,593
INDUSTRIALS 16.1%
Aerospace & Defense 3.8%
General Dynamics Corp.	540,991	63,901,857
Safran SA	180,607	12,256,789
Total		76,158,646
Commercial Services & Supplies 3.2%
Tyco International Ltd.	1,466,162	63,983,310
Road & Rail 7.6%
Canadian Pacific Railway Ltd.	468,369	78,461,175
Union Pacific Corp.	376,066	74,938,672
Total		153,399,847
Trading Companies & Distributors 1.5%
WW Grainger, Inc.	114,071	29,472,524
TOTAL INDUSTRIALS		323,014,327
INFORMATION TECHNOLOGY 19.3%
Internet Software & Services 8.0%
Facebook, Inc., Class A (a)	1,215,225	76,923,742
Google, Inc., Class A (a)	84,961	48,567,956
Google, Inc., Class C (a)	62,876	35,272,178
Total		160,763,876
IT Services 3.7%
FleetCor Technologies, Inc. (a)	71,005	8,975,742
Visa, Inc., Class A	308,328	66,238,104
Total		75,213,846

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 5.4%
ASML Holding NV	735,369	$63,153,490
Texas Instruments, Inc.	942,198	44,264,462
Total		107,417,952
Software 2.2%
Salesforce.com, Inc. (a)	825,157	43,428,013
TOTAL INFORMATION TECHNOLOGY		386,823,687
MATERIALS 8.1%
Chemicals 8.1%
Monsanto Co.	745,972	90,896,688
Sherwin-Williams Co. (The)	346,735	70,945,448
Total		161,842,136
TOTAL MATERIALS		161,842,136
Total Common Stocks (Cost: $1,355,174,080)		$1,957,436,389

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.088% (b)(c)	52,300,807	$52,300,807
Total Money Market Funds (Cost: $52,300,807)		$52,300,807
Total Investments
(Cost: $1,407,474,887) (d)		$2,009,737,196(e)
Other Assets & Liabilities, Net		(3,519,355)
Net Assets		$2,006,217,841

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	38,194,829	252,877,061	(238,771,083)	52,300,807	9,866	52,300,807

(d)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $1,407,475,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$607,385,000
Unrealized Depreciation	(5,123,000)
Net Unrealized Appreciation	$602,262,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated February 28, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	568,496,477	—	—	568,496,477
Consumer Staples	77,266,427	—	—	77,266,427
Energy	131,512,062	—	—	131,512,062
Financials	33,061,680	—	—	33,061,680
Health Care	275,419,593	—	—	275,419,593
Industrials	310,757,538	12,256,789	—	323,014,327
Information Technology	386,823,687	—	—	386,823,687
Materials	161,842,136	—	—	161,842,136
Total Equity Securities	1,945,179,600	12,256,789	—	1,957,436,389
Mutual Funds
Money Market Funds	52,300,807	—	—	52,300,807
Total Mutual Funds	52,300,807	—	—	52,300,807
Total	1,997,480,407	12,256,789	––	2,009,737,196

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Marsico International Opportunities Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%
CANADA 8.6%
Canadian Pacific Railway Ltd.	47,796	$7,999,648
Dollarama, Inc.	48,111	4,058,575
Novadaq Technologies, Inc. (a)	218,568	3,184,536
Total		15,242,759
CHINA 3.5%
Anton Oilfield Services Group Ltd.	2,250,000	1,716,479
Baidu, Inc., ADR (a)	26,325	4,369,950
Total		6,086,429
DENMARK 1.9%
Novo Nordisk A/S, Class B	80,651	3,414,780
FRANCE 8.0%
Safran SA	80,571	5,467,905
Schneider Electric SA	38,475	3,623,052
Zodiac Aerospace	142,120	5,052,501
Total		14,143,458
GERMANY 10.6%
Adidas AG	50,650	5,436,489
Bayerische Motoren Werke AG	28,046	3,520,684
Continental AG	11,976	2,831,586
Infineon Technologies AG	230,579	2,859,941
Wirecard AG	93,078	4,060,136
Total		18,708,836
HONG KONG 3.0%
Sands China Ltd.	710,800	5,194,059
INDIA 1.4%
Tata Motors Ltd., ADR	67,588	2,516,977
IRELAND 2.4%
Covidien PLC	57,007	4,167,782
ITALY 2.8%
Azimut Holding SpA	73,852	2,021,481
Luxottica Group, SpA	52,083	2,974,772
Total		4,996,253
JAPAN 5.3%
Keyence Corp.	6,700	2,617,367
Rakuten, Inc.	206,700	2,692,743

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Start Today Co., Ltd.	162,700	$4,069,673
Total		9,379,783
MEXICO 3.0%
Alsea SAB de CV	1,011,628	3,449,599
Cemex SAB de CV, ADR (a)	137,141	1,765,005
Total		5,214,604
NETHERLANDS 4.1%
ASML Holding NV	84,471	7,249,633
RUSSIAN FEDERATION 1.5%
Yandex NV, Class A (a)	82,841	2,579,669
SOUTH AFRICA 2.3%
Naspers Ltd., Class N	37,093	4,089,130
SWITZERLAND 7.1%
Cie Financiere Richemont SA, Class A, Registered Shares	71,252	7,507,120
Roche Holding AG, Genusschein Shares	17,059	5,019,594
Total		12,526,714
UNITED KINGDOM 17.3%
ARM Holdings PLC	342,040	5,274,608
ASOS PLC (a)	27,322	2,073,235
Domino’s Pizza Group PLC	589,215	5,555,483
Hargreaves Lansdown PLC	131,275	2,682,324
Liberty Global PLC, Class C (a)	193,968	8,301,830
Merlin Entertainments PLC, Registered Shares (a)(b)	344,291	2,102,953
Rightmove PLC	48,555	1,865,409
St. James’s Place PLC	205,899	2,700,623
Total		30,556,465
UNITED STATES 13.8%
Gilead Sciences, Inc. (a)	94,249	7,653,961
MasterCard, Inc., Class A	69,319	5,299,437
Priceline Group, Inc. (The) (a)	5,966	7,628,307
Schlumberger Ltd.	36,198	3,766,040
Total		24,347,745
Total Common Stocks (Cost: $150,268,805)		$170,415,076

	Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.088% (c)(d)	4,715,273	$4,715,273
Total Money Market Funds (Cost: $4,715,273)		$4,715,273

Total Investments
(Cost: $154,984,078) (e)	$175,130,349(f)
Other Assets & Liabilities, Net	1,313,881
Net Assets	$176,444,230

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the value of these securities amounted to $2,102,953 or 1.19% of net assets.

(c)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	14,356,974	17,411,901	(27,053,602)	4,715,273	1,608	4,715,273

(e)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $154,984,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$22,811,000
Unrealized Depreciation	(2,665,000)
Net Unrealized Appreciation	$20,146,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated February 28, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	25,955,288	49,913,336	—	75,868,624
Energy	3,766,040	1,716,479	—	5,482,519
Financials	—	7,404,428	—	7,404,428
Health Care	15,006,279	8,434,374	—	23,440,653
Industrials	7,999,648	14,143,458	—	22,143,106
Information Technology	12,249,056	22,061,685	—	34,310,741
Materials	1,765,005	—	—	1,765,005
Total Equity Securities	66,741,316	103,673,760	—	170,415,076
Mutual Funds
Money Market Funds	4,715,273	—	—	4,715,273
Total Mutual Funds	4,715,273	—	—	4,715,273
Total	71,456,589	103,673,760	—	175,130,349

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Mid Cap Index Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%
CONSUMER DISCRETIONARY 12.0%
Auto Components 0.3%
Gentex Corp.	341,533	$9,877,134
Automobiles 0.2%
Thor Industries, Inc.	105,004	6,300,240
Distributors 0.5%
LKQ Corp. (a)	706,657	19,602,665
Diversified Consumer Services 0.7%
Apollo Education Group, Inc., Class A (a)	232,500	6,231,000
DeVry Education Group, Inc.	133,698	5,646,066
Service Corp. International	498,001	9,969,980
Sotheby’s	162,162	6,402,156
Total		28,249,202
Hotels, Restaurants & Leisure 1.3%
Bally Technologies, Inc. (a)	91,658	5,407,822
Bob Evans Farms, Inc.	57,879	2,585,455
Brinker International, Inc.	157,409	7,815,357
Cheesecake Factory, Inc. (The)	111,105	5,096,386
Domino’s Pizza, Inc.	130,680	9,467,766
International Speedway Corp., Class A	65,459	2,035,120
Life Time Fitness, Inc. (a)	90,839	4,832,635
Panera Bread Co., Class A (a)	61,741	9,484,035
Wendy’s Co. (The)	618,158	5,068,896
Total		51,793,472
Household Durables 1.7%
Jarden Corp. (a)	290,151	16,416,744
KB Home	208,896	3,442,606
MDC Holdings, Inc.	91,498	2,617,758
NVR, Inc. (a)	9,660	10,757,762
Tempur Sealy International, Inc. (a)	142,164	7,813,334
Toll Brothers, Inc. (a)	374,986	13,581,993
Tupperware Brands Corp.	118,070	9,884,820
Total		64,515,017
Internet & Catalog Retail 0.1%
HSN, Inc.	78,479	4,365,002
Leisure Products 0.8%
Brunswick Corp.	217,030	9,353,993
Polaris Industries, Inc.	154,114	19,868,377
Total		29,222,370

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media 1.1%
AMC Networks, Inc., Class A (a)	138,994	$8,600,949
Cinemark Holdings, Inc.	243,493	7,674,899
DreamWorks Animation SKG, Inc., Class A (a)	168,560	4,733,165
John Wiley & Sons, Inc., Class A	109,204	5,982,195
Lamar Advertising Co., Class A	153,419	7,569,693
Meredith Corp.	86,988	3,910,981
New York Times Co. (The), Class A	294,969	4,383,239
Total		42,855,121
Multiline Retail 0.3%
Big Lots, Inc. (a)	136,900	5,810,036
JCPenney Co., Inc. (a)	714,250	6,421,108
Total		12,231,144
Specialty Retail 3.8%
Aaron’s, Inc.	168,759	5,542,046
Abercrombie & Fitch Co., Class A	179,120	6,808,351
Advance Auto Parts, Inc.	170,985	21,231,207
American Eagle Outfitters, Inc.	397,784	4,268,222
ANN, Inc. (a)	107,688	4,185,833
Ascena Retail Group, Inc. (a)	302,659	5,052,892
Cabela’s, Inc. (a)	109,370	6,696,725
Chico’s FAS, Inc.	372,308	5,644,189
CST Brands, Inc.	177,260	5,861,988
Dick’s Sporting Goods, Inc.	238,880	10,618,216
Foot Locker, Inc.	344,077	16,577,630
Guess?, Inc.	139,328	3,552,864
Murphy USA, Inc. (a)	104,120	5,297,626
Office Depot, Inc. (a)	1,135,842	5,815,511
Rent-A-Center, Inc.	123,757	3,460,246
Signet Jewelers Ltd.	188,105	19,956,059
Williams-Sonoma, Inc.	205,638	13,761,295
Total		144,330,900
Textiles, Apparel & Luxury Goods 1.2%
Carter’s, Inc.	125,802	9,074,098
Deckers Outdoor Corp. (a)	81,172	6,273,784
Hanesbrands, Inc.	233,230	19,784,901
Kate Spade & Co. (a)	289,350	10,535,234
Total		45,668,017
TOTAL CONSUMER DISCRETIONARY		459,010,284

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 3.4%
Food & Staples Retailing 0.3%
SUPERVALU, Inc. (a)	462,731	$3,456,601
United Natural Foods, Inc. (a)	116,301	7,839,850
Total		11,296,451
Food Products 2.0%
Dean Foods Co.	222,625	3,869,223
Flowers Foods, Inc.	410,871	8,566,660
Hain Celestial Group, Inc. (The) (a)	116,950	10,609,704
Hillshire Brands Co. (The)	287,049	15,293,971
Ingredion, Inc.	174,666	13,300,816
Lancaster Colony Corp.	45,415	4,055,105
Post Holdings, Inc. (a)	101,261	5,060,012
Tootsie Roll Industries, Inc.	48,488	1,411,001
WhiteWave Foods Co. (The), Class A (a)	406,900	12,813,281
Total		74,979,773
Household Products 1.0%
Church & Dwight Co., Inc.	321,681	22,269,976
Energizer Holdings, Inc.	146,853	17,034,948
Total		39,304,924
Tobacco 0.1%
Universal Corp.	54,455	2,916,065
TOTAL CONSUMER STAPLES		128,497,213
ENERGY 6.0%
Energy Equipment & Services 3.0%
Atwood Oceanics, Inc. (a)	135,505	6,687,172
CARBO Ceramics, Inc.	46,604	6,411,312
Dresser-Rand Group, Inc. (a)	178,886	10,947,823
Dril-Quip, Inc. (a)	95,390	9,750,766
Helix Energy Solutions Group, Inc. (a)	230,548	5,390,212
NOW, Inc. (a)	251,600	8,139,260
Oceaneering International, Inc.	253,696	18,278,797
Oil States International, Inc. (a)	125,088	13,456,967
Patterson-UTI Energy, Inc.	338,183	11,190,476
Superior Energy Services, Inc.	371,889	12,342,996
Tidewater, Inc.	116,007	6,046,285
Unit Corp. (a)	102,718	6,524,647
Total		115,166,713
Oil, Gas & Consumable Fuels 3.0%
Bill Barrett Corp. (a)	115,241	2,881,025
Cimarex Energy Co.	204,010	26,343,811
Energen Corp.	170,495	14,556,863
Gulfport Energy Corp. (a)	199,790	12,293,079

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
HollyFrontier Corp.	466,530	$22,976,602
Rosetta Resources, Inc. (a)	143,852	6,779,745
SM Energy Co.	157,229	11,919,530
World Fuel Services Corp.	168,530	7,813,051
WPX Energy, Inc. (a)	473,000	10,018,140
Total		115,581,846
TOTAL ENERGY		230,748,559
FINANCIALS 22.4%
Banks 4.6%
Associated Banc-Corp.	377,549	6,505,169
BancorpSouth, Inc.	197,220	4,634,670
Bank of Hawaii Corp.	104,436	5,823,351
Cathay General Bancorp	173,565	4,170,767
City National Corp.	111,557	7,930,587
Commerce Bancshares, Inc.	191,239	8,301,685
Cullen/Frost Bankers, Inc.	123,919	9,276,576
East West Bancorp, Inc.	335,797	11,242,484
First Horizon National Corp.	554,240	6,351,590
First Niagara Financial Group, Inc.	829,819	7,144,742
FirstMerit Corp.	387,016	7,225,589
Fulton Financial Corp.	448,725	5,362,264
Hancock Holding Co.	192,931	6,517,209
International Bancshares Corp.	133,932	3,227,761
PacWest Bancorp	223,440	9,031,445
Prosperity Bancshares, Inc.	140,595	8,172,787
Signature Bank (a)	110,911	12,845,712
SVB Financial Group (a)	116,637	12,299,372
Synovus Financial Corp.	325,725	7,511,219
TCF Financial Corp.	387,989	6,165,145
Trustmark Corp.	158,080	3,659,552
Umpqua Holdings Corp.	400,100	6,629,657
Valley National Bancorp	469,521	4,549,659
Webster Financial Corp.	211,895	6,339,898
Westamerica Bancorporation	61,903	3,031,390
Total		173,950,280
Capital Markets 2.2%
Affiliated Managers Group, Inc. (a)	124,867	23,549,916
Eaton Vance Corp.	287,802	10,691,844
Federated Investors, Inc., Class B	221,140	6,251,628
Greenhill & Co., Inc.	62,296	3,097,357
Janus Capital Group, Inc.	353,890	4,133,435
Raymond James Financial, Inc.	290,396	14,055,166
SEI Investments Co.	333,835	10,993,187

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Waddell & Reed Financial, Inc., Class A	198,986	$12,014,775
Total		84,787,308
Consumer Finance 0.2%
SLM Corp.	1,005,900	8,660,799
Diversified Financial Services 0.6%
CBOE Holdings, Inc.	202,808	10,278,309
MSCI, Inc. (a)	273,417	11,800,678
Total		22,078,987
Insurance 5.1%
Alleghany Corp. (a)	39,158	16,490,217
American Financial Group, Inc.	168,017	9,808,832
Arthur J Gallagher & Co.	358,128	16,413,006
Aspen Insurance Holdings Ltd.	152,714	7,017,208
Brown & Brown, Inc.	279,603	8,441,215
Everest Re Group Ltd.	111,060	17,771,821
Fidelity National Financial, Inc., Class A	647,898	21,600,919
First American Financial Corp.	248,895	6,974,038
Hanover Insurance Group, Inc. (The)	102,870	6,177,343
HCC Insurance Holdings, Inc.	234,018	10,994,166
Kemper Corp.	119,761	4,185,647
Mercury General Corp.	85,091	4,012,041
Old Republic International Corp.	567,986	9,712,561
Primerica, Inc.	128,895	5,805,431
Protective Life Corp.	184,285	9,638,105
Reinsurance Group of America, Inc.	165,949	12,970,574
RenaissanceRe Holdings Ltd.	97,680	10,175,326
StanCorp Financial Group, Inc.	102,478	6,158,928
WR Berkley Corp.	244,133	10,881,008
Total		195,228,386
Real Estate Investment Trusts (REITs) 8.7%
Alexandria Real Estate Equities, Inc.	167,981	12,781,674
American Campus Communities, Inc.	245,693	9,542,716
BioMed Realty Trust, Inc.	451,555	9,798,744
Camden Property Trust	200,287	14,068,159
Corporate Office Properties Trust	204,981	5,647,227
Corrections Corp. of America	271,875	8,844,094
Duke Realty Corp.	766,819	13,572,696
Equity One, Inc.	148,455	3,408,527
Extra Space Storage, Inc.	257,935	13,502,897
Federal Realty Investment Trust	156,673	18,725,557
Highwoods Properties, Inc.	210,854	8,556,455

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Home Properties, Inc.	133,797	$8,319,497
Hospitality Properties Trust	350,803	10,176,795
Kilroy Realty Corp.	192,535	11,663,770
Liberty Property Trust	343,731	13,305,827
Mack-Cali Realty Corp.	207,748	4,518,519
Mid-America Apartment Communities, Inc.	175,770	12,716,960
National Retail Properties, Inc.	286,058	10,006,309
Omega Healthcare Investors, Inc.	291,280	10,745,319
Potlatch Corp.	95,067	3,817,891
Rayonier, Inc.	296,465	14,111,734
Realty Income Corp.	514,730	22,287,809
Regency Centers Corp.	216,478	11,559,925
Senior Housing Properties Trust	471,935	11,317,001
SL Green Realty Corp.	222,867	24,401,708
Taubman Centers, Inc.	148,029	11,087,372
UDR, Inc.	589,567	16,224,884
Washington Prime Group, Inc. (a)	368,600	7,331,454
Weingarten Realty Investors	263,057	8,362,582
Total		330,404,102
Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	100,436	3,807,529
Jones Lang LaSalle, Inc.	104,348	12,656,369
Total		16,463,898
Thrifts & Mortgage Finance 0.6%
Astoria Financial Corp.	196,985	2,517,468
New York Community Bancorp, Inc.	1,036,744	15,841,448
Washington Federal, Inc.	240,339	5,006,262
Total		23,365,178
TOTAL FINANCIALS		854,938,938
HEALTH CARE 9.3%
Biotechnology 0.6%
Cubist Pharmaceuticals, Inc. (a)	175,390	11,680,974
United Therapeutics Corp. (a)	108,898	10,425,895
Total		22,106,869
Health Care Equipment & Supplies 2.9%
Align Technology, Inc. (a)	168,110	9,180,487
Cooper Companies, Inc. (The)	112,202	14,476,302
Hill-Rom Holdings, Inc.	134,714	5,346,799
Hologic, Inc. (a)	643,386	15,724,354
IDEXX Laboratories, Inc. (a)	120,986	15,544,281
Masimo Corp. (a)	121,007	2,981,612
ResMed, Inc.	332,177	16,628,781

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Sirona Dental Systems, Inc. (a)	129,650	$9,752,273
STERIS Corp.	138,178	7,395,287
Teleflex, Inc.	96,627	10,304,303
Thoratec Corp. (a)	133,140	4,409,597
Total		111,744,076
Health Care Providers & Services 3.1%
Community Health Systems, Inc. (a)	265,858	11,104,889
Health Net, Inc. (a)	187,584	7,499,608
Henry Schein, Inc. (a)	200,340	23,970,681
LifePoint Hospitals, Inc. (a)	104,297	6,387,148
Mednax, Inc. (a)	237,302	13,675,714
Omnicare, Inc.	233,977	14,869,239
Owens & Minor, Inc.	147,940	5,130,559
Universal Health Services, Inc., Class B	210,398	18,845,349
VCA, Inc. (a)	206,902	6,962,252
WellCare Health Plans, Inc. (a)	102,616	7,947,609
Total		116,393,048
Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc. (a)	373,633	5,507,350
HMS Holdings Corp. (a)	205,121	3,856,275
Total		9,363,625
Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A (a)	47,101	5,686,504
Charles River Laboratories International, Inc. (a)	111,758	5,987,993
Covance, Inc. (a)	132,802	11,136,776
Mettler-Toledo International, Inc. (a)	68,891	16,879,673
Techne Corp.	77,871	6,836,295
Total		46,527,241
Pharmaceuticals 1.3%
Endo International PLC (a)	322,362	22,755,534
Mallinckrodt PLC (a)	136,400	10,606,464
Salix Pharmaceuticals Ltd. (a)	148,480	16,938,598
Total		50,300,596
TOTAL HEALTH CARE		356,435,455
INDUSTRIALS 16.2%
Aerospace & Defense 1.8%
Alliant Techsystems, Inc.	74,627	9,424,644
B/E Aerospace, Inc. (a)	231,644	22,411,557
Esterline Technologies Corp. (a)	74,593	8,313,390
Exelis, Inc.	444,365	7,589,754

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc.	114,219	$11,402,483
Triumph Group, Inc.	122,992	8,523,345
Total		67,665,173
Airlines 0.5%
Alaska Air Group, Inc.	161,048	15,856,786
JetBlue Airways Corp. (a)	533,736	5,155,890
Total		21,012,676
Building Products 0.9%
AO Smith Corp.	179,710	8,874,080
Fortune Brands Home & Security, Inc.	388,421	15,529,072
Lennox International, Inc.	105,582	8,966,023
Total		33,369,175
Commercial Services & Supplies 1.7%
Brink’s Co. (The)	113,153	3,021,185
Clean Harbors, Inc. (a)	129,590	7,919,245
Copart, Inc. (a)	262,684	9,343,670
Deluxe Corp.	118,252	6,632,755
Herman Miller, Inc.	138,479	4,330,238
HNI Corp.	105,455	3,947,181
MSA Safety, Inc.	74,186	4,055,007
Rollins, Inc.	150,726	4,622,766
RR Donnelley & Sons Co.	463,778	7,346,243
Waste Connections, Inc.	289,824	13,207,280
Total		64,425,570
Construction & Engineering 0.7%
AECOM Technology Corp. (a)	232,268	7,465,094
Granite Construction, Inc.	84,872	3,014,653
KBR, Inc.	347,397	8,438,273
URS Corp.	169,121	7,610,445
Total		26,528,465
Electrical Equipment 0.9%
Acuity Brands, Inc.	100,952	12,670,486
Hubbell, Inc., Class B	126,365	14,784,705
Regal-Beloit Corp.	105,734	8,070,676
Total		35,525,867
Industrial Conglomerates 0.3%
Carlisle Companies, Inc.	149,244	12,664,846
Machinery 5.3%
AGCO Corp.	204,301	11,024,082
CLARCOR, Inc.	118,188	6,917,544
Crane Co.	114,775	8,505,975

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Donaldson Co., Inc.	313,175	$12,755,618
Graco, Inc.	142,722	10,415,852
Harsco Corp.	189,184	5,104,184
IDEX Corp.	189,663	14,543,359
ITT Corp.	214,312	9,361,148
Kennametal, Inc.	184,296	8,300,692
Lincoln Electric Holdings, Inc.	189,955	12,478,144
Nordson Corp.	141,856	11,566,938
Oshkosh Corp.	197,270	10,662,443
SPX Corp.	105,243	11,012,628
Terex Corp.	259,565	9,982,870
Timken Co. (The)	182,755	11,736,526
Trinity Industries, Inc.	181,693	15,721,895
Valmont Industries, Inc.	62,911	9,748,059
Wabtec Corp.	225,070	17,722,012
Woodward, Inc.	140,227	6,268,147
Total		203,828,116
Marine 0.4%
Kirby Corp. (a)	133,418	14,749,360
Professional Services 1.1%
Corporate Executive Board Co. (The)	78,858	5,375,750
FTI Consulting, Inc. (a)	95,303	3,075,428
Manpowergroup, Inc.	186,557	15,293,943
Towers Watson & Co.	150,460	16,928,254
Total		40,673,375
Road & Rail 1.4%
Con-way, Inc.	133,453	6,166,863
Genesee & Wyoming, Inc., Class A (a)	119,404	11,623,980
JB Hunt Transport Services, Inc.	214,420	16,651,857
Landstar System, Inc.	106,668	6,925,953
Old Dominion Freight Line, Inc. (a)	163,640	10,466,414
Werner Enterprises, Inc.	107,604	2,840,746
Total		54,675,813
Trading Companies & Distributors 1.2%
GATX Corp.	107,868	7,103,108
MSC Industrial Direct Co., Inc., Class A	110,730	10,183,838
United Rentals, Inc. (a)	218,550	22,084,477
Watsco, Inc.	63,643	6,404,395
Total		45,775,818
TOTAL INDUSTRIALS		620,894,254

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 15.1%
Communications Equipment 0.9%
ADTRAN, Inc.	132,826	$2,980,615
Ciena Corp. (a)	246,242	4,777,095
InterDigital, Inc.	94,874	3,604,263
JDS Uniphase Corp. (a)	547,510	6,006,185
Plantronics, Inc.	100,829	4,571,587
Polycom, Inc. (a)	320,970	4,092,368
Riverbed Technology, Inc. (a)	375,151	7,623,068
Total		33,655,181
Electronic Equipment, Instruments & Components 2.7%
Arrow Electronics, Inc. (a)	234,406	13,525,226
Avnet, Inc.	324,320	14,130,622
FEI Co.	99,270	8,284,082
Ingram Micro, Inc., Class A (a)	362,396	10,063,737
Itron, Inc. (a)	91,813	3,530,210
Knowles Corp. (a)	199,330	5,623,099
National Instruments Corp.	230,486	6,601,119
Tech Data Corp. (a)	89,234	5,310,315
Trimble Navigation Ltd. (a)	609,248	21,975,575
Vishay Intertechnology, Inc.	318,068	4,745,575
Zebra Technologies Corp., Class A (a)	118,115	8,775,945
Total		102,565,505
Internet Software & Services 1.1%
AOL, Inc. (a)	186,320	6,759,690
Conversant, Inc. (a)	148,445	3,500,333
Equinix, Inc. (a)	115,847	23,024,591
Rackspace Hosting, Inc. (a)	272,686	9,950,312
Total		43,234,926
IT Services 2.7%
Acxiom Corp. (a)	179,103	4,071,011
Broadridge Financial Solutions, Inc.	280,052	11,487,733
Convergys Corp.	236,284	5,155,717
CoreLogic, Inc. (a)	214,017	6,105,905
DST Systems, Inc.	81,207	7,402,018
Gartner, Inc. (a)	216,137	15,365,179
Global Payments, Inc.	168,657	11,563,124
Jack Henry & Associates, Inc.	200,418	11,622,240
Leidos Holdings, Inc.	157,612	6,012,898
NeuStar, Inc., Class A (a)	143,495	4,020,730
Science Applications International Corp.	97,664	3,782,527
VeriFone Systems, Inc. (a)	260,516	8,547,530
WEX, Inc. (a)	91,187	8,780,396
Total		103,917,008

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc. (a)	1,447,160	$5,788,640
Atmel Corp. (a)	997,564	8,359,587
Cree, Inc. (a)	285,168	13,722,284
Cypress Semiconductor Corp.	332,860	3,411,815
Fairchild Semiconductor International, Inc. (a)	292,473	4,290,579
Integrated Device Technology, Inc. (a)	319,911	4,254,816
International Rectifier Corp. (a)	167,077	4,481,005
Intersil Corp., Class A	299,576	4,215,034
RF Micro Devices, Inc. (a)	662,499	6,234,116
Semtech Corp. (a)	160,951	4,175,069
Silicon Laboratories, Inc. (a)	92,402	4,169,178
Skyworks Solutions, Inc.	443,004	19,186,503
SunEdison, Inc. (a)	576,291	11,347,170
Teradyne, Inc.	454,810	8,095,618
Total		101,731,414
Software 4.0%
ACI Worldwide, Inc. (a)	90,136	4,895,286
Advent Software, Inc.	95,082	2,877,181
ANSYS, Inc. (a)	216,993	15,938,136
Cadence Design Systems, Inc. (a)	677,833	11,313,033
CommVault Systems, Inc. (a)	104,665	5,120,212
Compuware Corp.	511,577	5,064,612
Concur Technologies, Inc. (a)	111,545	9,522,597
Factset Research Systems, Inc.	93,304	9,996,591
Fair Isaac Corp.	81,842	4,820,494
Fortinet, Inc. (a)	320,750	7,207,252
Informatica Corp. (a)	256,064	9,369,382
Mentor Graphics Corp.	228,417	4,840,156
MICROS Systems, Inc. (a)	176,432	9,424,997
PTC, Inc. (a)	278,310	10,241,808
Rovi Corp. (a)	230,967	5,582,472
SolarWinds, Inc. (a)	153,253	5,990,660
Solera Holdings, Inc.	161,700	10,550,925
Synopsys, Inc. (a)	361,296	13,906,283
TIBCO Software, Inc. (a)	357,891	7,698,235
Total		154,360,312
Technology Hardware, Storage & Peripherals 1.0%
3D Systems Corp. (a)	238,150	12,062,297
Diebold, Inc.	150,732	5,656,972
Lexmark International, Inc., Class A	144,350	6,292,217
NCR Corp. (a)	390,850	12,765,161
Total		36,776,647
TOTAL INFORMATION TECHNOLOGY		576,240,993

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 7.3%
Chemicals 3.1%
Albemarle Corp.	186,409	$12,897,639
Ashland, Inc.	169,670	17,476,010
Cabot Corp.	140,359	7,937,301
Cytec Industries, Inc.	83,631	8,308,740
Intrepid Potash, Inc. (a)	129,633	2,101,351
Minerals Technologies, Inc.	80,725	5,004,950
NewMarket Corp.	26,213	10,262,652
Olin Corp.	186,373	5,078,664
PolyOne Corp.	222,400	8,924,912
RPM International, Inc.	312,251	13,448,650
Scotts Miracle-Gro Co., Class A	103,297	6,192,655
Sensient Technologies Corp.	117,690	6,449,412
Valspar Corp. (The)	184,504	13,775,069
Total		117,858,005
Construction Materials 0.6%
Eagle Materials, Inc.	117,150	10,188,536
Martin Marietta Materials, Inc.	108,239	13,291,749
Total		23,480,285
Containers & Packaging 1.6%
AptarGroup, Inc.	153,632	10,230,355
Greif, Inc., Class A	71,533	3,907,133
Packaging Corp. of America	230,269	15,925,404
Rock-Tenn Co., Class A	168,112	16,984,355
Silgan Holdings, Inc.	102,585	5,009,226
Sonoco Products Co.	239,826	10,130,250
Total		62,186,723
Metals & Mining 1.7%
Carpenter Technology Corp.	124,392	7,773,256
Cliffs Natural Resources, Inc.	359,850	5,642,448
Commercial Metals Co.	275,062	4,882,351
Compass Minerals International, Inc.	78,554	7,304,737
Reliance Steel & Aluminum Co.	181,891	13,087,057
Royal Gold, Inc.	152,685	9,576,403
Steel Dynamics, Inc.	522,909	9,030,638
Worthington Industries, Inc.	123,800	4,989,140
Total		62,286,030
Paper & Forest Products 0.3%
Domtar Corp.	76,283	6,932,599
Louisiana-Pacific Corp. (a)	331,227	4,703,423
Total		11,636,022
TOTAL MATERIALS		277,447,065

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.3%
tw telecom, Inc. (a)	329,761	$10,812,863
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	232,055	6,430,244
TOTAL TELECOMMUNICATION SERVICES		17,243,107
UTILITIES 4.6%
Electric Utilities 1.6%
Cleco Corp.	141,789	7,377,282
Great Plains Energy, Inc.	360,786	9,182,004
Hawaiian Electric Industries, Inc.	237,816	5,719,475
IDACORP, Inc.	117,739	6,455,629
OGE Energy Corp.	465,738	17,106,557
PNM Resources, Inc.	186,770	5,315,474
Westar Energy, Inc.	301,961	10,885,694
Total		62,042,115
Gas Utilities 1.5%
Atmos Energy Corp.	234,847	11,765,835
National Fuel Gas Co.	196,445	14,733,375
ONE Gas, Inc.	121,800	4,461,534
Questar Corp.	410,612	9,883,431
UGI Corp.	269,074	13,095,831
WGL Holdings, Inc.	121,585	4,930,272
Total		58,870,278

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 1.2%
Alliant Energy Corp.	260,118	$15,164,879
Black Hills Corp.	104,352	6,017,980
MDU Resources Group, Inc.	444,006	15,042,923
Vectren Corp.	193,260	7,707,209
Total		43,932,991
Water Utilities 0.3%
Aqua America, Inc.	414,558	10,521,482
TOTAL UTILITIES		175,366,866
Total Common Stocks (Cost: $2,379,538,824)		$3,696,822,734

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.088% (b)(c)	120,006,935	$120,006,935
Total Money Market Funds (Cost: $120,006,935)		$120,006,935
Total Investments (Cost: $2,499,545,759) (d)		$3,816,829,669(e)
Other Assets & Liabilities, Net		4,619,688
Net Assets		$3,821,449,357

Investments in Derivatives
Futures Contracts Outstanding at May 31, 2014

At May 31, 2014, cash totaling $6,307,000 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P MID 400 EMINI	872	USD	120,056,960	06/2014	1,751,734	—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	84,086,540	98,618,778	(62,698,383)	120,006,935	24,584	120,006,935

(d)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $2,499,546,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,361,269,000
Unrealized Depreciation	(43,985,000)
Net Unrealized Appreciation	$1,317,284,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	459,010,284	—	—	459,010,284
Consumer Staples	128,497,213	—	—	128,497,213
Energy	230,748,559	—	—	230,748,559
Financials	854,938,938	—	—	854,938,938
Health Care	356,435,455	—	—	356,435,455
Industrials	620,894,254	—	—	620,894,254
Information Technology	576,240,993	—	—	576,240,993
Materials	277,447,065	—	—	277,447,065
Telecommunication Services	17,243,107	—	—	17,243,107
Utilities	175,366,866	—	—	175,366,866
Total Equity Securities	3,696,822,734	—	—	3,696,822,734
Mutual Funds
Money Market Funds	120,006,935	—	—	120,006,935
Total Mutual Funds	120,006,935	—	—	120,006,935
Investments in Securities	3,816,829,669	—	—	3,816,829,669
Derivatives
Assets
Futures Contracts	1,751,734	—	—	1,751,734
Total	3,818,581,403	—	—	3,818,581,403

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Mid Cap Value Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 11.2%
Auto Components 1.3%
TRW Automotive Holdings Corp. (a)	622,050	$52,793,383
Automobiles 1.0%
Harley-Davidson, Inc.	557,311	39,702,836
Diversified Consumer Services 0.5%
Houghton Mifflin Harcourt Co. (a)	1,014,114	18,477,157
Hotels, Restaurants & Leisure 2.5%
Royal Caribbean Cruises Ltd.	798,650	44,157,358
Starwood Hotels & Resorts Worldwide, Inc.	652,075	52,068,189
Total		96,225,547
Household Durables 1.2%
D.R. Horton, Inc.	2,003,825	47,450,576
Media 2.4%
CBS Outdoor Americas, Inc. (a)	614,566	19,954,958
DISH Network Corp., Class A (a)	672,848	39,469,264
Interpublic Group of Companies, Inc. (The)	1,759,725	33,645,942
Total		93,070,164
Multiline Retail 0.9%
Macy’s, Inc.	609,000	36,473,010
Specialty Retail 1.4%
Best Buy Co., Inc.	1,005,750	27,819,045
Sally Beauty Holdings, Inc. (a)	1,096,000	28,079,520
Total		55,898,565
TOTAL CONSUMER DISCRETIONARY		440,091,238
CONSUMER STAPLES 1.5%
Food Products 1.5%
Hershey Co. (The)	240,075	23,368,900
JM Smucker Co. (The)	335,690	34,441,794
Total		57,810,694
TOTAL CONSUMER STAPLES		57,810,694
ENERGY 10.4%
Energy Equipment & Services 4.4%
Cameron International Corp. (a)	646,350	41,334,083
Oceaneering International, Inc.	287,275	20,698,164

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Superior Energy Services, Inc.	1,484,400	$49,267,236
Weatherford International Ltd. (a)	2,874,950	62,357,665
Total		173,657,148
Oil, Gas & Consumable Fuels 6.0%
Cabot Oil & Gas Corp.	954,050	34,574,772
Cimarex Energy Co.	343,765	44,390,374
HollyFrontier Corp.	335,400	16,518,450
Marathon Petroleum Corp.	517,800	46,286,142
Noble Energy, Inc.	853,225	61,491,926
Whiting Petroleum Corp. (a)	448,816	32,247,430
Total		235,509,094
TOTAL ENERGY		409,166,242
FINANCIALS 27.2%
Banks 8.1%
CIT Group, Inc.	1,079,025	47,995,032
City National Corp.	555,312	39,477,130
Cullen/Frost Bankers, Inc.	519,400	38,882,284
East West Bancorp, Inc.	1,245,150	41,687,622
Fifth Third Bancorp	3,007,451	62,224,161
M&T Bank Corp.	407,675	49,479,515
Zions Bancorporation	1,314,383	37,578,210
Total		317,323,954
Capital Markets 2.1%
Raymond James Financial, Inc.	1,087,500	52,635,000
TD Ameritrade Holding Corp.	932,475	28,291,292
Total		80,926,292
Insurance 6.7%
Aon PLC	582,000	52,345,080
Brown & Brown, Inc.	1,495,375	45,145,371
Hartford Financial Services Group, Inc. (The)	1,765,618	61,178,664
Lincoln National Corp.	1,055,075	50,601,397
Principal Financial Group, Inc.	1,143,202	53,467,557
Total		262,738,069
Real Estate Investment Trusts (REITs) 9.2%
Colony Financial, Inc.	802,175	17,776,198
Extra Space Storage, Inc.	459,554	24,057,652
Host Hotels & Resorts, Inc.	3,152,272	69,570,643
Rayonier, Inc.	883,859	42,071,688
SL Green Realty Corp.	582,175	63,742,341
Taubman Centers, Inc.	641,950	48,082,055
UDR, Inc.	1,873,825	51,567,664

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	1,457,761	$45,802,851
Total		362,671,092
Real Estate Management & Development 1.1%
CBRE Group, Inc., Class A (a)	1,452,361	43,338,452
TOTAL FINANCIALS		1,066,997,859
HEALTH CARE 7.4%
Health Care Equipment & Supplies 3.2%
Teleflex, Inc.	488,350	52,077,644
Zimmer Holdings, Inc.	693,250	72,340,637
Total		124,418,281
Health Care Providers & Services 1.8%
Community Health Systems, Inc. (a)	1,020,475	42,625,241
LifePoint Hospitals, Inc. (a)	501,375	30,704,205
Total		73,329,446
Pharmaceuticals 2.4%
Forest Laboratories, Inc. (a)	417,350	39,556,433
Jazz Pharmaceuticals PLC (a)	230,325	32,673,905
Salix Pharmaceuticals Ltd. (a)	183,900	20,979,312
Total		93,209,650
TOTAL HEALTH CARE		290,957,377
INDUSTRIALS 11.9%
Airlines 0.9%
United Continental Holdings, Inc. (a)	805,125	35,723,396
Building Products 0.8%
USG Corp. (a)	968,250	29,028,135
Construction & Engineering 0.9%
Jacobs Engineering Group, Inc. (a)	668,100	36,792,267
Electrical Equipment 0.8%
Babcock & Wilcox Co. (The)	897,100	28,994,272
Industrial Conglomerates 1.0%
Carlisle Companies, Inc.	479,425	40,684,006
Machinery 3.1%
Crane Co.	474,775	35,185,575
Dover Corp.	438,703	38,246,128

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Manitowoc Co., Inc. (The)	712,950	$19,285,297
Navistar International Corp. (a)	873,800	29,945,126
Total		122,662,126
Road & Rail 2.0%
Hertz Global Holdings, Inc. (a)	1,351,650	39,900,708
Ryder System, Inc.	426,525	37,018,105
Total		76,918,813
Trading Companies & Distributors 2.4%
AerCap Holdings NV (a)	967,094	45,588,811
United Rentals, Inc. (a)	219,275	22,157,739
WESCO International, Inc. (a)	315,425	26,943,603
Total		94,690,153
TOTAL INDUSTRIALS		465,493,168
INFORMATION TECHNOLOGY 10.1%
Communications Equipment 0.8%
Aruba Networks, Inc. (a)	729,525	13,507,155
F5 Networks, Inc. (a)	171,100	18,572,905
Total		32,080,060
Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics, Inc. (a)	434,700	25,082,190
FLIR Systems, Inc.	717,850	25,060,144
Total		50,142,334
IT Services 1.2%
Xerox Corp.	3,724,700	46,000,045
Semiconductors & Semiconductor Equipment 4.7%
Avago Technologies Ltd.	309,450	21,868,832
KLA-Tencor Corp.	465,350	30,489,732
Lam Research Corp. (a)	641,425	39,794,007
Micron Technology, Inc. (a)	1,546,725	44,220,868
NXP Semiconductor NV (a)	468,175	29,073,667
Skyworks Solutions, Inc.	436,675	18,912,394
Total		184,359,500
Software 2.1%
Autodesk, Inc. (a)	542,575	28,414,653
Electronic Arts, Inc. (a)	885,075	31,092,684
PTC, Inc. (a)	619,150	22,784,720
Total		82,292,057
TOTAL INFORMATION TECHNOLOGY		394,873,996

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 5.2%
Chemicals 2.2%
International Flavors & Fragrances, Inc.	300,450	$29,822,667
Methanex Corp.	303,175	17,311,292
PPG Industries, Inc.	195,300	39,374,433
Total		86,508,392
Containers & Packaging 1.9%
Packaging Corp. of America	550,800	38,093,328
Sealed Air Corp.	1,126,450	37,093,999
Total		75,187,327
Metals & Mining 1.1%
Steel Dynamics, Inc.	2,381,900	41,135,413
TOTAL MATERIALS		202,831,132
TELECOMMUNICATION SERVICES 1.3%
Wireless Telecommunication Services 1.3%
SBA Communications Corp., Class A (a)	387,200	39,300,800
Telephone & Data Systems, Inc.	456,075	12,637,838
Total		51,938,638
TOTAL TELECOMMUNICATION SERVICES		51,938,638
UTILITIES 11.5%
Electric Utilities 5.6%
Edison International	1,009,550	55,666,587
Great Plains Energy, Inc.	1,956,950	49,804,378
Portland General Electric Co.	1,985,875	65,672,886
PPL Corp.	1,361,925	47,789,948
Total		218,933,799

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 0.9%
Questar Corp.	1,513,475	$36,429,343
Independent Power and Renewable Electricity Producers 3.0%
AES Corp. (The)	4,009,775	56,537,828
NRG Energy, Inc.	1,780,700	63,464,148
Total		120,001,976
Multi-Utilities 2.0%
CMS Energy Corp.	1,388,800	41,316,800
Sempra Energy	368,574	36,986,401
Total		78,303,201
TOTAL UTILITIES		453,668,319
Total Common Stocks (Cost: $2,566,931,644)		$3,833,828,663

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.088% (b)(c)	92,997,333	$92,997,333
Total Money Market Funds (Cost: $92,997,333)		$92,997,333
Total Investments (Cost: $2,659,928,977) (d)		$3,926,825,996(e)
Other Assets & Liabilities, Net		(4,809,619)
Net Assets		$3,922,016,377

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	139,344,865	95,362,481	(141,710,013)	92,997,333	25,971	92,997,333

(d)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $2,659,929,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,281,938,000
Unrealized Depreciation	(15,041,000)
Net Unrealized Appreciation	$1,266,897,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	440,091,238	—	—	440,091,238
Consumer Staples	57,810,694	—	—	57,810,694
Energy	409,166,242	—	—	409,166,242
Financials	1,066,997,859	—	—	1,066,997,859
Health Care	290,957,377	—	—	290,957,377
Industrials	465,493,168	—	—	465,493,168
Information Technology	394,873,996	—	—	394,873,996
Materials	202,831,132	—	—	202,831,132
Telecommunication Services	51,938,638	—	—	51,938,638
Utilities	453,668,319	—	—	453,668,319
Total Equity Securities	3,833,828,663	—	—	3,833,828,663
Mutual Funds
Money Market Funds	92,997,333	—	—	92,997,333
Total Mutual Funds	92,997,333	—	—	92,997,333
Total	3,926,825,996	—	—	3,926,825,996

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Multi-Advisor International Equity Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.9%
AUSTRALIA 6.8%
Amcor Ltd.	87,243	$863,196
AMP Ltd.	202,698	999,760
Australia and New Zealand Banking Group Ltd.	149,980	4,685,616
BHP Billiton Ltd.	171,837	5,845,929
BlueScope Steel Ltd. (a)	67,000	365,290
carsales.com Ltd.	59,380	609,767
Commonwealth Bank of Australia	63,875	4,859,344
Crown Resorts Ltd.	36,491	553,294
CSL Ltd.	25,200	1,657,598
James Hardie Industries PLC	125,000	1,672,760
Lend Lease Group	76,768	960,061
Macquarie Group Ltd.	34,175	1,915,403
National Australia Bank Ltd.	104,518	3,264,197
QBE Insurance Group Ltd.	120,664	1,279,831
Rio Tinto Ltd.	14,681	812,188
Santos Ltd.	51,266	694,124
Slater & Gordon Ltd.	444,000	2,066,379
Telstra Corp., Ltd.	141,932	706,255
Treasury Wine Estates Ltd.	296,802	1,441,721
Wesfarmers Ltd.	20,210	816,524
Westfield Group	87,756	875,128
Westpac Banking Corp.	148,793	4,769,676
Woolworths Ltd.	41,508	1,451,809
Total		43,165,850
BELGIUM 2.3%
Anheuser-Busch InBev NV	81,215	8,913,119
KBC Groep NV (a)	91,068	5,421,165
Total		14,334,284
BRAZIL 0.4%
AmBev SA, ADR	69,561	489,709
BRF SA	10,200	220,591
Hypermarcas SA	34,000	275,758
Itaú Unibanco Holding SA, ADR	21,657	335,683
M. Dias Branco SA	2,900	125,952
Mills Estruturas e Servicos de Engenharia SA	1,300	15,093
Ultrapar Participacoes SA	19,200	463,481
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identifacacao SA	23,400	379,886
Total		2,306,153
CHILE —%
SACI Falabella	23,849	222,673

Issuer	Shares	Value

Common Stocks (continued)
CHINA 1.2%
58.Com, Inc., ADR (a)	6,353	$255,391
Anhui Conch Cement Co., Ltd., Class H	59,500	214,809
Baidu, Inc., ADR (a)	5,380	893,080
China Milk Products Group Ltd. (a)(b)(c)	7,426,000	6
China Pacific Insurance Group Co., Ltd., Class H	52,600	176,056
China Petroleum & Chemical Corp., Class H	243,600	220,291
China Vanke Co., Ltd., Class B	178,400	281,031
Chongqing Changan Automobile Co., Ltd., Class B	49,874	89,417
ENN Energy Holdings Ltd.	70,000	495,501
GCL-Poly Energy Holdings Ltd. (a)	1,027,000	320,166
Industrial & Commercial Bank of China Ltd., Class H	1,644,000	1,071,964
Li Ning Co., Ltd. (a)	305,000	215,349
Pax Global Technology Ltd. (a)	136,000	82,260
Qihoo 360 Technology Co., Ltd., ADR (a)	3,670	337,016
Soufun Holdings Ltd., ADR	47,500	568,575
Tencent Holdings Ltd.	54,000	759,195
Vipshop Holdings Ltd., ADS (a)	1,520	247,243
WuXi PharmaTech (Cayman), Inc. ADR (a)	9,108	303,934
Zhuzhou CSR Times Electric Co., Ltd., Class H	413,500	1,219,407
Total		7,750,691
DENMARK 2.3%
Novo Nordisk A/S, Class B	203,450	8,614,116
Pandora A/S	77,769	5,770,875
Total		14,384,991
FINLAND 0.3%
KONE OYJ, Class B	53,864	2,217,426
FRANCE 10.0%
Airbus Group NV	115,983	8,317,758
BNP Paribas SA	54,408	3,809,921
Essilor International SA	33,351	3,503,334
Groupe Eurotunnel SA	371,954	4,918,182
Iliad SA	33,518	10,714,319
L’Oreal SA	38,580	6,731,562
Legrand SA	135,633	8,585,280
Publicis Groupe SA	68,851	5,939,096
Renault SA	42,905	4,039,040
Vivendi SA	228,116	5,982,799
Total		62,541,291

Issuer	Shares	Value

Common Stocks (continued)
GERMANY 10.1%
Allianz SE, Registered Shares	36,231	$6,143,903
BASF SE	76,136	8,766,701
Bayer AG, Registered Shares	97,627	14,119,814
Bayerische Motoren Werke AG	81,494	10,230,144
Brenntag AG	38,944	7,275,506
Continental AG	27,370	6,471,318
Deutsche Post AG	165,079	6,122,996
ProSiebenSat.1 Media AG, Registered Shares	91,640	4,170,423
Total		63,300,805
GREECE —%
Piraeus Bank SA (a)	70,502	172,989
HONG KONG 2.3%
AIA Group Ltd.	677,000	3,398,987
BOC Hong Kong Holdings Ltd.	328,000	988,700
Cheung Kong Holdings Ltd.	125,000	2,237,561
Galaxy Entertainment Group Ltd.	95,000	761,224
Genting Hong Kong Ltd. (a)	2,000,000	780,504
Hutchison Whampoa Ltd.	113,000	1,518,619
Li & Fung Ltd.	530,000	771,343
Melco Crown Entertainment Ltd., ADR	4,133	142,465
Sands China Ltd.	175,200	1,280,247
Wharf Holdings Ltd.	241,000	1,710,980
Wynn Macau Ltd.	198,000	824,654
Total		14,415,284
INDIA 0.5%
DEN Networks Ltd. (a)	879	3,300
Dish TV India Ltd. (a)	164,996	143,918
Eicher Motors Ltd.	4,445	502,709
HCL Technologies Ltd.	15,576	374,323
ICICI Bank Ltd., ADR	9,907	492,081
Jubilant Foodworks Ltd. (a)	2,480	48,726
Just Dial Ltd. (a)	12,389	295,404
Lupin Ltd.	23,587	373,632
Motherson Sumi Systems Ltd.	53,462	270,893
Tata Motors Ltd.	22,797	159,257
Tech Mahindra Ltd.	8,445	274,940
Titan Co., Ltd.	19,305	101,432
UPL Ltd.	45,878	234,410
Total		3,275,025
INDONESIA 0.2%
PT Bank Negara Indonesia Persero Tbk	512,900	210,134

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Bank Rakyat Indonesia Persero Tbk	504,800	$441,770
PT Matahari Department Store Tbk (a)	164,300	204,589
PT Nippon Indosari Corpindo Tbk	1,891,500	206,070
PT Sumber Alfaria Trijaya Tbk	3,925,100	168,099
Total		1,230,662
IRELAND 0.7%
Bank of Ireland (a)	11,083,965	4,260,768
ITALY 1.9%
Atlantia SpA	161,820	4,495,521
Intesa Sanpaolo SpA	2,150,569	7,205,745
Total		11,701,266
JAPAN 17.0%
Alps Electric Co., Ltd.	167,500	1,945,971
Aoyama Trading Co., Ltd.	81,200	2,199,063
Astellas Pharma, Inc.	255,000	3,280,592
Central Japan Railway Co.	21,600	2,872,363
COMSYS Holdings Corp.	146,200	2,647,871
Daiichikosho Co., Ltd.	113,000	3,336,308
Enplas Corp.	20,400	1,337,391
Fuji Heavy Industries Ltd.	146,500	3,906,825
Glory Ltd.	86,800	2,577,338
Hikari Tsushin, Inc.	22,900	1,834,011
Hoshizaki Electric Co., Ltd.	68,300	3,145,907
Hulic REIT, Inc. (a)	1,318	1,949,896
Iriso Electronics Co., Ltd.	48,800	2,687,286
IT Holdings Corp.	129,900	2,211,493
ITOCHU Corp.	384,300	4,562,394
Kakaku.com, Inc.	70,400	1,239,627
Kanamoto Co., Ltd.	89,100	3,302,234
KDDI Corp.	67,200	4,015,405
Keyence Corp.	3,400	1,328,216
Lawson, Inc.	16,200	1,166,626
M3, Inc.	117,400	1,831,513
Mazda Motor Corp.	309,000	1,346,527
Message Co., Ltd.	18,700	687,518
Mitsubishi UFJ Financial Group, Inc.	660,200	3,726,376
Mitsui & Co., Ltd.	214,800	3,268,706
MS&AD Insurance Group Holdings, Inc.	66,200	1,578,444
NAC Co., Ltd.	85,700	1,138,108
Nakanishi, Inc.	50,900	1,973,847
Nidec Corp.	52,400	3,054,989

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Nihon M&A Center, Inc.	48,500	$1,262,599
Omron Corp.	63,500	2,396,161
ORIX Corp.	237,780	3,803,536
Otsuka Corp.	18,600	2,554,214
Resorttrust, Inc.	55,900	1,035,158
San-A Co., Ltd.	83,800	2,359,480
Shinmaywa Industries Ltd.	186,000	1,586,489
SoftBank Corp.	42,300	3,074,953
Sumitomo Mitsui Financial Group, Inc.	81,600	3,311,185
Sun Frontier Fudousan Co., Ltd.	95,600	1,045,556
Temp Holdings Co., Ltd.	42,000	1,295,693
Tokai Tokyo Financial Holdings, Inc.	137,300	942,503
Tokyo Gas Co., Ltd.	487,000	2,764,278
Tokyo Tatemono Co., Ltd.	147,000	1,349,716
Toyo Tire & Rubber Co., Ltd.	316,000	2,781,501
Toyota Motor Corp.	87,500	4,955,645
Total		106,671,512
MALTA —%
BGP Holdings PLC (a)(b)(c)	2,232,232	3
MEXICO 0.3%
Alfa SAB de CV, Class A	160,300	449,736
Cemex SAB de CV, ADR (a)	37,914	487,953
Grupo Financiero Banorte SAB de CV, Class O	114,400	835,454
Total		1,773,143
NETHERLANDS 4.7%
Aegon NV	647,808	5,619,790
ASML Holding NV	71,531	6,139,071
Gemalto NV	40,636	4,412,050
ING Groep NV-CVA (a)	437,665	6,130,096
Reed Elsevier NV	310,498	6,951,969
Total		29,252,976
NORWAY 0.8%
DNB ASA	280,015	5,260,323
PAPUA NEW GUINEA 0.1%
Oil Search Ltd.	58,767	516,651
PERU 0.1%
Credicorp Ltd.	3,923	612,969
PHILIPPINES 0.3%
GT Capital Holdings, Inc.	43,650	854,567

Issuer	Shares	Value

Common Stocks (continued)
PHILIPPINES (CONTINUED)
Metropolitan Bank & Trust Co.	304,337	$581,830
Robinsons Retail Holdings, Inc. (a)	90,400	131,330
Universal Robina Corp.	45,220	154,236
Total		1,721,963
POLAND —%
Eurocash SA	14,600	209,331
RUSSIAN FEDERATION 0.3%
Lukoil OAO, ADR	8,651	489,906
Magnit OJSC, GDR (d)	9,819	571,466
Mail.ru Group Ltd., GDR (a)(d)	12,967	441,397
QIWI PLC, ADR	4,368	184,548
Yandex NV, Class A (a)	5,933	184,753
Total		1,872,070
SINGAPORE 1.6%
DBS Group Holdings Ltd.	238,000	3,208,812
Frasers Centrepoint Ltd.	750,000	1,161,138
Genting Singapore PLC	766,000	821,905
Global Logistic Properties Ltd.	363,000	805,681
Keppel Corp., Ltd.	97,000	822,353
Singapore Post Ltd.	540,000	708,204
United Overseas Bank Ltd.	47,000	846,093
UOL Group Ltd.	160,000	842,459
Wilmar International Ltd.	291,000	745,651
Total		9,962,296
SOUTH AFRICA 0.2%
Aspen Pharmacare Holdings Ltd.	10,051	259,405
AVI Ltd.	53,192	291,905
Clicks Group Ltd.	30,177	181,201
Naspers Ltd., Class N	3,346	368,863
Total		1,101,374
SOUTH KOREA 0.8%
Hotel Shilla Co., Ltd.	5,602	508,687
Hyundai Motor Co.	1,926	424,715
Kia Motors Corp.	5,424	313,243
Kolao Holdings	1,850	45,900
LG Uplus Corp.	34,490	324,633
NAVER Corp.	498	370,947
Posco ICT Co., Ltd.	12,475	100,711
Samchuly Bicycle Co., Ltd.	16,733	323,178
Samsung Electronics Co., Ltd.	769	1,089,345
Samsung SDI Co., Ltd.	2,040	303,778
Shinhan Financial Group Co., Ltd.	6,530	285,474

Issuer	Shares	Value

Common Stocks (continued)
SOUTH KOREA (CONTINUED)
SK Telecom Co., Ltd.	3,018	$648,712
Suprema, Inc. (a)	7,129	157,517
Total		4,896,840
SPAIN 1.6%
Amadeus IT Holding SA, Class A	70,230	3,085,508
Bankinter SA	504,668	3,999,672
Inditex SA	21,617	3,138,258
Total		10,223,438
SWEDEN 2.0%
Nordea Bank AB	451,327	6,656,601
SKF AB B Shares	141,022	3,614,058
Svenska Handelsbanken AB, Class A	42,028	2,135,942
Total		12,406,601
SWITZERLAND 6.7%
Adecco SA, Registered Shares	73,377	6,124,993
Cie Financiere Richemont SA, Class A, Registered Shares	42,570	4,485,181
Holcim Ltd., Registered Shares	44,749	3,925,219
Nestlé SA, Registered Shares	73,126	5,736,574
Roche Holding AG, Genusschein Shares	54,378	16,000,673
UBS AG, Registered Shares	287,969	5,781,890
Total		42,054,530
TAIWAN 0.7%
Airtac International Group	27,730	301,991
Cathay Financial Holding Co., Ltd.	227,000	347,961
Eclat Textile Co., Ltd.	16,000	165,640
Gigastorage Corp. (a)	560,000	695,113
Hermes Microvision, Inc.	8,000	320,855
Himax Technologies, Inc., ADR	11,924	79,056
MediaTek, Inc.	20,000	325,283
Merida Industry Co., Ltd.	58,000	402,821
Merry Electronics Co., Ltd.	47,000	291,787
St. Shine Optical Co., Ltd.	7,000	175,401
Taiwan Semiconductor Manufacturing Co., Ltd.	106,049	425,044
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	39,362	809,283
Tong Hsing Electronic Industries Ltd.	47,000	248,565
Total		4,588,800

Issuer	Shares	Value

Common Stocks (continued)
THAILAND 0.1%
Kasikornbank PCL, Foreign Registered Shares	70,400	$401,789
PTT Global Chemical PCL, Foreign Registered Shares	134,600	282,228
Robinson Department Store PCL, Foreign Registered Shares	53,400	93,688
Total		777,705
TURKEY 0.1%
Arcelik AS	58,786	369,970
Turkiye Garanti Bankasi AS	85,409	348,168
Total		718,138
UNITED KINGDOM 20.4%
Ashtead Group PLC	332,444	4,906,517
AstraZeneca PLC	77,822	5,587,617
BG Group PLC	481,349	9,851,474
BT Group PLC	952,613	6,339,171
Diageo PLC	150,347	4,836,100
easyJet PLC	212,620	5,452,818
GlaxoSmithKline PLC	327,069	8,777,204
IMI PLC	230,541	6,171,327
InterContinental Hotels Group PLC	115,902	4,575,171
Johnson Matthey PLC	79,038	4,255,366
Legal & General Group PLC	1,786,539	6,893,556
Lloyds Banking Group PLC (a)	4,531,908	5,914,540
Lonmin PLC (a)	22,860	98,439
Persimmon PLC	243,086	5,451,821
Prudential PLC	272,824	6,335,992
Rio Tinto PLC	122,453	6,274,662
Royal Dutch Shell PLC, Class A	367,901	14,461,033
Schroders PLC	61,709	2,674,869
Smith & Nephew PLC	192,327	3,372,077
St. James’s Place PLC	330,639	4,336,745
Vodafone Group PLC	2,238,464	7,860,671
Wolseley PLC	72,366	4,033,218
Total		128,460,388
UNITED STATES 0.1%
Cognizant Technology Solutions Corp., Class A (a)	7,283	354,027
Total Common Stocks (Cost: $487,669,916)		$608,715,236

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.088% (e)(f)	14,833,667	$14,833,667
Total Money Market Funds (Cost: $14,833,667)		$14,833,667

Total Investments
(Cost: $502,503,583) (g)	$623,548,903(h)
Other Assets & Liabilities, Net	4,425,986
Net Assets	$627,974,889

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at May 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Barclays Capital	6/30/2014	7,480,000	BRL	3,325,627	USD	12,257	—
Barclays Capital	6/30/2014	3,634,000	CAD	3,315,521	USD	—	(33,754)
Barclays Capital	6/30/2014	28,435,000	DKK	5,275,701	USD	81,264	—
Barclays Capital	6/30/2014	5,841,000	EUR	8,087,814	USD	126,077	—
Barclays Capital	6/30/2014	289,793,000	INR	4,823,500	USD	—	(48,509)
Barclays Capital	6/30/2014	5,479,572,000	KRW	5,294,272	USD	—	(62,628)
Barclays Capital	6/30/2014	20,735,000	MXN	1,599,422	USD	—	(9,918)
Barclays Capital	6/30/2014	48,030,000	RUB	1,330,840	USD	—	(35,881)
Barclays Capital	6/30/2014	65,617,000	TWD	2,187,233	USD	878	—
Barclays Capital	6/30/2014	159,787,000	TWD	5,300,614	USD	—	(23,482)
Barclays Capital	6/30/2014	1,254,108	USD	1,350,000	AUD	—	(717)
Barclays Capital	6/30/2014	12,477,703	USD	11,008,000	CHF	—	(181,792)
Barclays Capital	6/30/2014	1,194,155	USD	708,000	GBP	—	(7,648)
Barclays Capital	6/30/2014	3,306,162	USD	11,442,000	ILS	—	(13,368)
Barclays Capital	6/30/2014	7,823,174	USD	798,768,000	JPY	24,595	—
Barclays Capital	6/30/2014	6,924,579	USD	704,364,000	JPY	—	(4,314)
Barclays Capital	6/30/2014	1,307,248	USD	7,776,000	NOK	—	(7,840)
Barclays Capital	6/30/2014	1,997,851	USD	2,327,000	NZD	—	(26,947)
Barclays Capital	6/30/2014	1,247,032	USD	54,408,000	PHP	—	(5,732)
Barclays Capital	6/30/2014	10,066,203	USD	65,449,000	SEK	—	(290,960)
Barclays Capital	6/30/2014	3,306,937	USD	4,140,000	SGD	—	(6,291)
Barclays Capital	6/30/2014	1,996,468	USD	20,914,000	ZAR	—	(28,847)
Total						245,071	(788,628)

Futures Contracts Outstanding at May 31, 2014

At May 31, 2014, cash totaling $555,450 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EMINI MSCI EAFE INDEX	115	USD	11,262,525	06/2014	704,281	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2014 was $9, representing less than 0.01% of net assets. Information concerning such security holdings at May 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
BGP Holdings PLC	02-04-09 - 05-14-09	—
China Milk Products Group Ltd.	09-11-06 - 07-02-09	4,479,619

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $9, which represents less than 0.01% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the value of these securities amounted to $1,012,863 or 0.16% of net assets.

(e)	The rate shown is the seven-day current annualized yield at May 31, 2014.

(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,324,034	117,545,846	(115,036,213)	14,833,667	3,801	14,833,667

(g)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $502,504,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$130,589,000
Unrealized Depreciation	(9,544,000)
Net Unrealized Appreciation	$121,045,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
ADS	American Depositary Share
GDR	Global Depositary Receipt

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated February 28, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	612,381	94,731,471	—	95,343,852
Consumer Staples	1,112,010	36,112,803	6	37,224,819
Energy	953,387	25,743,573	—	26,696,960
Financials	2,276,187	150,271,891	3	152,548,081
Health Care	303,934	70,214,341	—	70,518,275
Industrials	844,714	108,023,573	—	108,868,287
Information Technology	3,665,729	36,823,386	—	40,489,115
Materials	487,953	33,611,198	—	34,099,151
Telecommunication Services	—	39,666,918	—	39,666,918
Utilities	—	3,259,778	—	3,259,778
Total Equity Securities	10,256,295	598,458,932	9	608,715,236
Mutual Funds
Money Market Funds	14,833,667	—	—	14,833,667
Total Mutual Funds	14,833,667	—	—	14,833,667
Investments in Securities	25,089,962	598,458,932	9	623,548,903
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	245,071	—	245,071
Futures Contracts	704,281	—	—	704,281
Liabilities
Forward Foreign Currency Exchange Contracts	—	(788,628)	—	(788,628)
Total	25,794,243	597,915,375	9	623,709,627

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Overseas Value Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
AUSTRALIA 4.3%
Australia and New Zealand Banking Group Ltd.	514,908	$16,086,553
National Australia Bank Ltd.	407,184	12,716,746
Westpac Banking Corp.	199,034	6,380,191
Total		35,183,490
BELGIUM 1.5%
Barco NV	47,458	3,644,768
Delhaize Group SA	64,249	4,568,226
KBC Groep NV (a)	65,822	3,918,302
Total		12,131,296
CANADA 0.4%
Cott Corp.	446,133	3,167,544
FRANCE 9.2%
AXA SA	613,347	15,141,480
BNP Paribas SA	118,890	8,325,274
Casino Guichard Perrachon SA	56,617	7,290,183
CNP Assurances	450,650	9,718,282
Metropole Television SA	214,437	4,348,108
Sanofi	135,641	14,503,479
Total SA	223,002	15,649,157
Total		74,975,963
GERMANY 9.1%
Allianz SE, Registered Shares	100,145	16,982,174
Aurelius AG	94,372	3,492,663
Aurubis AG	134,168	7,308,329
BASF SE	60,107	6,921,037
Continental AG	37,068	8,764,297
Deutz AG, Registered Shares	367,088	3,097,451
Duerr AG	71,923	6,154,086
Freenet AG	322,578	10,016,872
Jenoptik AG	190,324	3,270,243
Siemens AG, Registered Shares	56,646	7,525,568
Total		73,532,720
GREECE 0.3%
Piraeus Bank SA (a)	1,079,355	2,648,381
HONG KONG 0.7%
K Wah International Holdings Ltd.	7,686,000	5,356,155
IRELAND 4.0%
Amarin Corp. PLC, ADR (a)	1,410,339	1,988,578
Bank of Ireland (a)	9,196,829	3,535,337

Issuer	Shares	Value

Common Stocks (continued)
IRELAND (CONTINUED)
Dragon Oil PLC	983,317	$10,004,784
Jazz Pharmaceuticals PLC (a)	48,877	6,933,691
Smurfit Kappa Group PLC	406,801	9,815,195
Total		32,277,585
ITALY 2.5%
ENI SpA	373,454	9,514,590
Esprinet SpA	305,126	3,389,850
Recordati SpA	439,834	7,404,562
Total		20,309,002
JAPAN 19.5%
Central Japan Railway Co.	66,400	8,829,855
COMSYS Holdings Corp.	356,500	6,456,676
CyberAgent, Inc.	126,100	5,054,163
Daiichikosho Co., Ltd.	338,500	9,994,162
Fuji Heavy Industries Ltd.	363,000	9,680,392
Fujitsu General Ltd.	549,000	5,973,926
Fuyo General Lease Co., Ltd.	219,500	8,771,844
Glory Ltd.	247,700	7,354,916
Iida Group Holdings Co., Ltd.	434,308	6,569,248
IT Holdings Corp.	526,500	8,963,443
ITOCHU Corp.	744,100	8,833,925
Kanamoto Co., Ltd.	191,200	7,086,275
KDDI Corp.	128,600	7,684,242
Message Co., Ltd.	32,600	1,198,560
Mitsubishi UFJ Financial Group, Inc.	2,231,300	12,594,158
NAC Co., Ltd.	195,600	2,597,595
Nakanishi, Inc.	114,200	4,428,552
Nihon M&A Center, Inc.	238,800	6,216,673
Sumitomo Mitsui Financial Group, Inc.	346,100	14,044,131
Temp Holdings Co., Ltd.	133,200	4,109,197
Toyo Tire & Rubber Co., Ltd.	744,000	6,548,852
TS Tech Co., Ltd.	200,200	5,396,195
Total		158,386,980
NETHERLANDS 3.9%
ING Groep NV-CVA (a)	922,988	12,927,708
Koninklijke Ahold NV	650,765	11,824,913
Koninklijke Philips NV	217,231	6,861,064
Total		31,613,685
NORWAY 2.4%
Atea ASA	247,791	3,088,113
BW LPG Ltd.	66,707	948,509
Electromagnetic GeoServices (a)	1,892,140	2,206,162

Issuer	Shares	Value

Common Stocks (continued)
NORWAY (CONTINUED)
Kongsberg Automotive Holding ASA (a)	7,332,395	$8,671,947
Leroy Seafood Group ASA	73,451	2,457,418
Spectrum ASA	222,279	1,673,256
Total		19,045,405
SINGAPORE 1.6%
DBS Group Holdings Ltd.	954,000	12,862,212
SOUTH KOREA 2.3%
GS Home Shopping, Inc.	23,572	5,572,633
Hyundai Home Shopping Network Corp.	45,169	6,755,181
LF Corp.	176,327	4,720,904
Youngone Corp.	11,440	507,533
Youngone Holdings Co., Ltd.	19,232	1,470,122
Total		19,026,373
SPAIN 4.5%
Banco Bilbao Vizcaya Argentaria SA	742,286	9,515,410
Banco Santander SA	792,348	8,126,591
Endesa SA	192,056	7,326,505
Iberdrola SA	1,601,838	11,526,936
Total		36,495,442
SWEDEN 2.5%
Nordea Bank AB	845,422	12,469,090
Saab AB, Class B	273,963	7,839,796
Total		20,308,886
SWITZERLAND 6.3%
Autoneum Holding AG	37,014	7,613,600
Baloise Holding AG, Registered Shares	78,430	9,415,103
Georg Fischer AG, Registered Shares	8,958	6,752,261
Nestlé SA, Registered Shares	44,226	3,469,432
Novartis AG, Registered Shares	138,481	12,417,671
Zurich Insurance Group AG	37,492	11,249,694
Total		50,917,761
TAIWAN 0.5%
Wistron NeWeb Corp.	1,663,000	3,988,883
UNITED KINGDOM 19.3%
AstraZeneca PLC	100,229	7,196,439
AstraZeneca PLC, ADR	62,418	4,506,580
Aviva PLC	1,363,414	11,975,248

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
BP PLC	1,494,244	$12,598,388
Close Brothers Group PLC	308,175	6,854,785
Crest Nicholson Holdings PLC	884,278	4,986,207
DCC PLC	145,805	8,578,375
HSBC Holdings PLC	2,328,554	24,558,425
Intermediate Capital Group PLC	1,418,325	9,939,886
Lancashire Holdings Ltd.	520,823	5,665,788
Rio Tinto PLC	107,822	5,524,949
Royal Dutch Shell PLC, Class B	808,848	33,013,485
Standard Chartered PLC	233,102	5,245,487
Vodafone Group PLC	3,143,452	11,038,660
Xchanging PLC	2,062,992	5,212,911
Total		156,895,613
UNITED STATES 3.2%
Ariad Pharmaceuticals, Inc. (a)	169,917	1,097,664
Auspex Pharmaceuticals, Inc. (a)	81,102	1,715,307
CF Industries Holdings, Inc.	18,376	4,471,065
Dynavax Technologies Corp. (a)	1,100,656	1,584,945
Gilead Sciences, Inc. (a)	53,939	4,380,386
Infinity Pharmaceuticals, Inc. (a)	205,489	2,075,439
Insmed, Inc. (a)	171,395	2,252,130
Pharmacyclics, Inc. (a)	26,607	2,363,500
Stillwater Mining Co. (a)	155,856	2,619,939
Vertex Pharmaceuticals, Inc. (a)	44,318	3,202,419
Total		25,762,794
Total Common Stocks (Cost: $739,992,182)		$794,886,170

	Shares	Value

Exchange-Traded Funds 1.1%
iShares MSCI EAFE ETF	120,990	8,397,916
Total Exchange-Traded Funds (Cost: $7,606,486)		$8,397,916

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.088% (b)(c)	1,988,508	$1,988,508
Total Money Market Funds (Cost: $1,988,508)		$1,988,508
Total Investments
(Cost: $749,587,176) (d)		$805,272,594(e)
Other Assets & Liabilities, Net		6,031,320
Net Assets		$811,303,914

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at May 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Morgan Stanley	6/30/2014	8,855,000	CAD	8,073,789	USD	—	(87,419)
Morgan Stanley	6/30/2014	86,640,000	JPY	853,652	USD	2,428	—
Morgan Stanley	6/30/2014	20,030,436,000	KRW	19,336,264	USD	—	(245,751)
Morgan Stanley	6/30/2014	28,951,000	NOK	4,859,173	USD	21,317	—
Morgan Stanley	6/30/2014	121,687,000	TWD	4,039,402	USD	—	(15,203)
Morgan Stanley	6/30/2014	120,824,000	TWD	4,026,393	USD	543	—
Morgan Stanley	6/30/2014	16,974,961	USD	18,350,000	AUD	70,589	—
Morgan Stanley	6/30/2014	2,424,600	USD	2,610,000	AUD	—	(137)
Morgan Stanley	6/30/2014	4,184,784	USD	3,740,000	CHF	—	(7,212)
Morgan Stanley	6/30/2014	3,242,455	USD	17,640,000	DKK	—	(20,022)
Morgan Stanley	6/30/2014	4,887,678	USD	3,582,000	EUR	—	(5,135)
Morgan Stanley	6/30/2014	14,524,293	USD	8,605,000	GBP	—	(103,529)
Morgan Stanley	6/30/2014	2,425,430	USD	27,759,044,000	IDR	—	(65,050)
Morgan Stanley	6/30/2014	4,841,059	USD	16,758,000	ILS	—	(18,419)
Morgan Stanley	6/30/2014	3,246,831	USD	3,780,000	NZD	—	(45,277)
Morgan Stanley	6/30/2014	2,421,366	USD	106,051,000	PHP	—	(1,850)
Morgan Stanley	6/30/2014	4,453,765	USD	28,991,000	SEK	—	(123,767)
Morgan Stanley	6/30/2014	2,421,367	USD	3,035,000	SGD	—	(1,691)
Morgan Stanley	6/30/2014	3,264,390	USD	34,091,000	ZAR	—	(57,056)
Total						94,877	(797,518)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,600,211	158,095,425	(157,707,128)	1,988,508	2,394	1,988,508

(d)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $749,587,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$69,800,000
Unrealized Depreciation	(14,114,000)
Net Unrealized Appreciation	$55,686,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah

ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated February 28, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	102,627,470	—	102,627,470
Consumer Staples	3,167,544	29,610,173	—	32,777,717
Energy	—	85,608,330	—	85,608,330
Financials	—	280,517,098	—	280,517,098
Health Care	32,100,638	47,149,264	—	79,249,902
Industrials	—	98,293,714	—	98,293,714
Information Technology	—	31,558,211	—	31,558,211
Materials	7,091,004	29,569,510	—	36,660,514
Telecommunication Services	—	28,739,773	—	28,739,773
Utilities	—	18,853,441	—	18,853,441
Exchange-Traded Funds	8,397,916	—	—	8,397,916
Total Equity Securities	50,757,102	752,526,984	—	803,284,086
Mutual Funds
Money Market Funds	1,988,508	—	—	1,988,508
Total Mutual Funds	1,988,508	—	—	1,988,508
Investments in Securities	52,745,610	752,526,984	—	805,272,594
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	94,877	—	94,877
Liabilities
Forward Foreign Currency Exchange Contracts	—	(797,518)	—	(797,518)
Total	52,745,610	751,824,343	—	804,569,953

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statisticalpricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Select Large Cap Equity Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 12.6%
Auto Components 1.1%
Delphi Automotive PLC	86,690	$5,986,811
Hotels, Restaurants & Leisure 1.8%
Starwood Hotels & Resorts Worldwide, Inc.	119,620	9,551,657
Media 4.2%
DISH Network Corp., Class A (a)	87,013	5,104,183
Time Warner Cable, Inc.	66,070	9,326,441
Viacom, Inc., Class B	94,378	8,053,275
Total		22,483,899
Multiline Retail 1.2%
Macy’s, Inc.	106,500	6,378,285
Specialty Retail 3.1%
Home Depot, Inc. (The)	164,990	13,237,148
TJX Companies, Inc. (The)	66,890	3,642,160
Total		16,879,308
Textiles, Apparel & Luxury Goods 1.2%
Hanesbrands, Inc.	73,790	6,259,606
TOTAL CONSUMER DISCRETIONARY		67,539,566
CONSUMER STAPLES 10.1%
Beverages 1.4%
Anheuser-Busch InBev NV, ADR	67,590	7,429,493
Food & Staples Retailing 3.6%
CVS Caremark Corp.	193,130	15,125,941
Rite Aid Corp. (a)	523,710	4,378,216
Total		19,504,157
Food Products 1.9%
Mead Johnson Nutrition Co.	114,380	10,233,579
Household Products 3.2%
Procter & Gamble Co. (The)	214,790	17,352,884
TOTAL CONSUMER STAPLES		54,520,113

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 8.5%
Energy Equipment & Services 2.4%
Schlumberger Ltd.	120,650	$12,552,426
Oil, Gas & Consumable Fuels 6.1%
Anadarko Petroleum Corp.	88,530	9,106,196
Chevron Corp.	133,945	16,447,106
EOG Resources, Inc.	69,054	7,305,913
Total		32,859,215
TOTAL ENERGY		45,411,641
FINANCIALS 14.7%
Banks 4.2%
JPMorgan Chase & Co.	214,411	11,914,819
Wells Fargo & Co.	212,990	10,815,632
Total		22,730,451
Capital Markets 3.6%
Goldman Sachs Group, Inc. (The)	46,380	7,411,988
T. Rowe Price Group, Inc.	148,490	12,106,390
Total		19,518,378
Diversified Financial Services 2.3%
Berkshire Hathaway, Inc., Class B (a)	93,900	12,051,126
Insurance 3.7%
Marsh & McLennan Companies, Inc.	264,310	13,286,863
Prudential Financial, Inc.	81,886	6,727,754
Total		20,014,617
Thrifts & Mortgage Finance 0.9%
Radian Group, Inc.	341,640	4,926,449
TOTAL FINANCIALS		79,241,021
HEALTH CARE 15.6%
Biotechnology 2.4%
Alkermes PLC (a)	68,690	3,146,689
Cubist Pharmaceuticals, Inc. (a)	46,130	3,072,258
Pharmacyclics, Inc. (a)	21,140	1,877,866
Vertex Pharmaceuticals, Inc. (a)	69,062	4,990,420
Total		13,087,233
Health Care Equipment & Supplies 3.4%
Covidien PLC	148,610	10,864,877
Zimmer Holdings, Inc.	67,690	7,063,451
Total		17,928,328

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 3.6%
Aetna, Inc.	113,690	$8,816,660
McKesson Corp.	55,980	10,616,047
Total		19,432,707
Pharmaceuticals 6.2%
AbbVie, Inc.	281,110	15,272,706
Merck & Co., Inc.	221,060	12,790,532
Roche Holding AG, ADR	143,990	5,311,791
Total		33,375,029
TOTAL HEALTH CARE		83,823,297
INDUSTRIALS 9.1%
Aerospace & Defense 4.2%
Honeywell International, Inc.	144,062	13,419,376
Raytheon Co.	93,890	9,160,847
Total		22,580,223
Electrical Equipment 1.2%
Rockwell Automation, Inc.	53,070	6,425,716
Machinery 1.9%
Ingersoll-Rand PLC	166,900	9,983,958
Professional Services 1.5%
Nielsen NV	172,590	8,329,193
Road & Rail 0.3%
JB Hunt Transport Services, Inc.	22,100	1,716,286
TOTAL INDUSTRIALS		49,035,376
INFORMATION TECHNOLOGY 19.1%
Internet Software & Services 4.8%
Facebook, Inc., Class A (a)	99,640	6,307,212
Google, Inc., Class A (a)	18,654	10,663,559
Google, Inc., Class C (a)	15,294	8,579,628
Total		25,550,399
IT Services 0.8%
Teradata Corp. (a)	102,690	4,311,953
Semiconductors & Semiconductor Equipment 3.8%
Avago Technologies Ltd.	61,359	4,336,240
Fairchild Semiconductor International, Inc. (a)	95,700	1,403,919

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	146,930	$9,626,854
TriQuint Semiconductor, Inc. (a)	312,960	4,869,658
Total		20,236,671
Software 6.2%
Intuit, Inc.	108,340	8,590,279
Microsoft Corp.	382,130	15,644,402
Salesforce.com, Inc. (a)	110,560	5,818,773
VMware, Inc., Class A (a)	35,700	3,445,050
Total		33,498,504
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	21,960	13,900,680
EMC Corp.	186,424	4,951,421
Total		18,852,101
TOTAL INFORMATION TECHNOLOGY		102,449,628
MATERIALS 5.1%
Chemicals 3.9%
EI du Pont de Nemours & Co.	116,720	8,089,863
LyondellBasell Industries NV, Class A	54,972	5,473,562
Monsanto Co.	58,390	7,114,822
Total		20,678,247
Metals & Mining 1.2%
Freeport-McMoRan Copper & Gold, Inc.	189,420	6,449,751
TOTAL MATERIALS		27,127,998
TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
Verizon Communications, Inc.	303,330	15,154,367
TOTAL TELECOMMUNICATION SERVICES		15,154,367
Total Common Stocks (Cost: $440,504,967)		$524,303,007

	Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.088% (b)(c)	7,588,560	$7,588,560
Total Money Market Funds (Cost: $7,588,560)		$7,588,560
Total Investments
(Cost: $448,093,527) (d)		$531,891,567(e)
Other Assets & Liabilities, Net		5,431,022
Net Assets		$537,322,589

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,685,848	40,411,274	(45,508,562)	7,588,560	2,238	7,588,560

(d)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $448,094,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$84,709,000
Unrealized Depreciation	(911,000)
Net Unrealized Appreciation	$83,798,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	67,539,566	—	—	67,539,566
Consumer Staples	54,520,113	—	—	54,520,113
Energy	45,411,641	—	—	45,411,641
Financials	79,241,021	—	—	79,241,021
Health Care	83,823,297	—	—	83,823,297
Industrials	49,035,376	—	—	49,035,376
Information Technology	102,449,628	—	—	102,449,628
Materials	27,127,998	—	—	27,127,998
Telecommunication Services	15,154,367	—	—	15,154,367
Total Equity Securities	524,303,007	—	—	524,303,007
Mutual Funds
Money Market Funds	7,588,560	—	—	7,588,560
Total Mutual Funds	7,588,560	—	—	7,588,560
Total	531,891,567	—	—	531,891,567

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Small Cap Index Fund

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 14.8%
Auto Components 0.6%
Dorman Products, Inc. (a)	126,885	$6,741,400
Drew Industries, Inc.	92,497	4,487,954
Spartan Motors, Inc.	143,226	707,536
Standard Motor Products, Inc.	86,449	3,589,363
Superior Industries International, Inc.	96,424	1,918,838
Total		17,445,091
Automobiles 0.1%
Winnebago Industries, Inc. (a)	116,000	2,872,160
Distributors 0.4%
Pool Corp.	188,432	10,878,180
VOXX International Corp. (a)	82,674	716,370
Total		11,594,550
Diversified Consumer Services 0.9%
American Public Education, Inc. (a)	73,864	2,610,354
Capella Education Co.	45,983	2,632,067
Career Education Corp. (a)	241,718	1,128,823
Hillenbrand, Inc.	264,005	7,996,711
ITT Educational Services, Inc. (a)	76,360	1,314,919
Matthews International Corp., Class A	114,000	4,674,000
Regis Corp.	182,790	2,515,190
Strayer Education, Inc. (a)	45,195	2,469,455
Universal Technical Institute, Inc.	88,702	1,006,768
Total		26,348,287
Hotels, Restaurants & Leisure 3.3%
Biglari Holdings, Inc. (a)	6,168	2,601,539
BJ’s Restaurants, Inc. (a)	104,472	3,300,270
Boyd Gaming Corp. (a)	315,923	3,459,357
Buffalo Wild Wings, Inc. (a)	78,713	11,374,816
Cracker Barrel Old Country Store, Inc.	99,748	10,029,661
DineEquity, Inc.	67,761	5,379,546
Interval Leisure Group, Inc.	165,878	3,398,840
Jack in the Box, Inc.	175,374	10,124,341
Marcus Corp. (The)	75,893	1,275,002
Marriott Vacations Worldwide Corp. (a)	125,187	7,091,844
Monarch Casino & Resort, Inc. (a)	40,685	666,013
Multimedia Games Holdings Co., Inc. (a)	123,877	3,561,464
Papa John’s International, Inc.	129,776	5,628,385
Pinnacle Entertainment, Inc. (a)	247,814	6,116,050
Red Robin Gourmet Burgers, Inc. (a)	54,864	3,954,597
Ruby Tuesday, Inc. (a)	241,655	1,901,825
Ruth’s Hospitality Group, Inc.	150,578	1,844,581

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (continued)
Scientific Games Corp., Class A (a)	203,300	$1,819,535
Sonic Corp. (a)	219,923	4,574,398
Texas Roadhouse, Inc.	248,958	6,293,658
Total		94,395,722
Household Durables 1.5%
Blyth, Inc.	35,542	310,282
Ethan Allen Interiors, Inc.	108,922	2,553,132
Helen of Troy Ltd. (a)	111,768	6,478,073
iRobot Corp. (a)	121,465	4,291,359
La-Z-Boy, Inc.	219,077	5,349,860
M/I Homes, Inc. (a)	102,333	2,334,216
Meritage Homes Corp. (a)	153,721	6,165,749
Ryland Group, Inc. (The)	195,066	7,353,988
Standard Pacific Corp. (a)	627,997	5,042,816
Universal Electronics, Inc. (a)	65,119	2,961,612
Total		42,841,087
Internet & Catalog Retail 0.2%
Blue Nile, Inc. (a)	50,702	1,562,636
FTD Companies, Inc. (a)	79,230	2,368,185
Nutrisystem, Inc.	120,052	1,980,858
PetMed Express, Inc.	84,568	1,124,754
Total		7,036,433
Leisure Products 0.4%
Arctic Cat, Inc.	55,029	2,052,582
Callaway Golf Co.	323,795	2,596,836
JAKKS Pacific, Inc.	71,923	635,080
Sturm Ruger & Co., Inc.	81,050	4,913,251
Total		10,197,749
Media 0.8%
EW Scripps Co. (The), Class A (a)	125,854	2,456,670
Harte-Hanks, Inc.	183,290	1,303,192
Live Nation Entertainment, Inc. (a)	594,825	14,109,249
Scholastic Corp.	107,840	3,437,939
Sizmek, Inc. (a)	98,003	954,549
Total		22,261,599
Multiline Retail 0.2%
Fred’s, Inc., Class A	143,259	2,187,565
Tuesday Morning Corp. (a)	155,702	2,516,144
Total		4,703,709
Specialty Retail 4.4%
Aeropostale, Inc. (a)	328,570	1,284,709
Barnes & Noble, Inc. (a)	155,430	2,819,500
Big 5 Sporting Goods Corp.	74,675	866,977

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Brown Shoe Co., Inc.	171,674	$4,832,623
Buckle, Inc. (The)	117,361	5,263,641
Cato Corp. (The), Class A	112,705	3,250,412
Children’s Place Retail Stores, Inc. (The)	93,221	4,510,032
Christopher & Banks Corp. (a)	152,502	1,040,064
Finish Line, Inc., Class A (The)	205,357	5,887,585
Francesca’s Holdings Corp. (a)	175,885	2,698,076
Genesco, Inc. (a)	99,772	7,471,925
Group 1 Automotive, Inc.	88,285	7,106,942
Haverty Furniture Companies, Inc.	83,856	2,098,916
Hibbett Sports, Inc. (a)	108,053	5,682,507
Jos. A. Bank Clothiers, Inc. (a)	117,191	7,611,555
Kirkland’s, Inc. (a)	62,984	1,117,966
Lithia Motors, Inc., Class A	94,432	7,406,302
Lumber Liquidators Holdings, Inc. (a)	115,068	8,938,482
MarineMax, Inc. (a)	102,939	1,654,230
Men’s Wearhouse, Inc. (The)	188,750	9,395,975
Monro Muffler Brake, Inc.	125,061	6,754,545
Outerwall, Inc. (a)	84,108	5,948,959
PEP Boys-Manny, Moe & Jack (The) (a)	222,642	2,268,722
Select Comfort Corp. (a)	229,301	4,251,240
Sonic Automotive, Inc., Class A	142,851	3,759,838
Stage Stores, Inc.	130,672	2,400,445
Stein Mart, Inc.	117,461	1,588,073
Vitamin Shoppe, Inc. (a)	127,813	5,493,403
Zumiez, Inc. (a)	92,558	2,542,568
Total		125,946,212
Textiles, Apparel & Luxury Goods 2.0%
Crocs, Inc. (a)	370,718	5,534,820
G-III Apparel Group Ltd. (a)	69,210	5,074,477
Iconix Brand Group, Inc. (a)	203,221	8,523,089
Movado Group, Inc.	75,493	2,890,627
Oxford Industries, Inc.	60,446	3,864,313
Perry Ellis International, Inc. (a)	51,882	878,362
Quiksilver, Inc. (a)	542,178	3,220,537
Skechers U.S.A., Inc., Class A (a)	165,948	7,384,686
Steven Madden Ltd. (a)	243,432	7,755,743
Wolverine World Wide, Inc.	422,032	10,917,968
Total		56,044,622
TOTAL CONSUMER DISCRETIONARY		421,687,221

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 3.6%
Beverages 0.3%
Boston Beer Co., Inc. (The), Class A (a)	37,085	$7,951,395
Food & Staples Retailing 0.7%
Andersons, Inc. (The)	110,939	5,651,233
Casey’s General Stores, Inc.	161,120	11,476,577
SpartanNash Co.	157,899	3,833,788
Total		20,961,598
Food Products 2.3%
Annie’s, Inc. (a)	71,125	2,327,210
B&G Foods, Inc.	224,646	7,696,372
Cal-Maine Foods, Inc.	62,593	4,366,488
Calavo Growers, Inc.	58,002	1,813,723
Darling Ingredients, Inc. (a)	687,893	13,750,981
Diamond Foods, Inc. (a)	91,974	2,938,569
J&J Snack Foods Corp.	61,077	5,721,083
Sanderson Farms, Inc.	85,017	7,864,923
Seneca Foods Corp., Class A (a)	29,693	906,230
Snyders-Lance, Inc.	204,961	5,570,840
TreeHouse Foods, Inc. (a)	152,790	11,451,610
Total		64,408,029
Household Products 0.2%
Central Garden and Pet Co., Class A (a)	175,702	1,398,588
WD-40 Co.	59,979	4,328,684
Total		5,727,272
Personal Products 0.1%
Inter Parfums, Inc.	71,249	2,128,208
Medifast, Inc. (a)	50,499	1,587,183
Total		3,715,391
Tobacco —%
Alliance One International, Inc. (a)	343,214	851,171
TOTAL CONSUMER STAPLES		103,614,856
ENERGY 4.7%
Energy Equipment & Services 2.5%
Basic Energy Services, Inc. (a)	112,121	3,049,691
Bristow Group, Inc.	151,875	11,539,463
C&J Energy Services, Inc. (a)	192,535	5,893,496
Era Group, Inc. (a)	78,649	2,298,124
Exterran Holdings, Inc.	245,600	10,251,344
Geospace Technologies Corp. (a)	54,980	2,788,586
Gulf Island Fabrication, Inc.	51,627	1,017,568

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Hornbeck Offshore Services, Inc. (a)	135,979	$6,151,690
ION Geophysical Corp. (a)	534,649	2,229,486
Matrix Service Co. (a)	110,296	3,601,164
Newpark Resources, Inc. (a)	361,500	4,070,490
Pioneer Energy Services Corp. (a)	261,838	4,163,224
SEACOR Holdings, Inc. (a)	79,334	6,353,067
Tesco Corp.	132,925	2,831,303
Tetra Technologies, Inc. (a)	330,309	3,808,463
Total		70,047,159
Oil, Gas & Consumable Fuels 2.2%
Approach Resources, Inc. (a)	148,494	2,898,603
Arch Coal, Inc.	888,700	3,163,772
Carrizo Oil & Gas, Inc. (a)	173,215	9,952,934
Cloud Peak Energy, Inc. (a)	254,984	4,709,554
Comstock Resources, Inc.	186,299	5,065,470
Contango Oil & Gas Co. (a)	64,858	2,788,245
Forest Oil Corp. (a)	498,515	1,226,347
Green Plains, Inc.	131,530	3,843,307
Northern Oil and Gas, Inc. (a)	238,240	3,633,160
PDC Energy, Inc. (a)	149,287	9,582,733
Penn Virginia Corp. (a)	221,705	3,365,482
Petroquest Energy, Inc. (a)	242,425	1,483,641
Stone Energy Corp. (a)	229,385	10,182,400
Swift Energy Co. (a)	182,037	1,975,101
Total		63,870,749
TOTAL ENERGY		133,917,908
FINANCIALS 20.7%
Banks 6.7%
Bank of the Ozarks, Inc.	134,576	7,945,367
Banner Corp.	81,693	3,118,222
BBCN Bancorp, Inc.	332,602	5,072,181
Boston Private Financial Holdings, Inc.	334,835	4,232,314
Cardinal Financial Corp.	133,745	2,323,151
City Holding Co.	65,690	2,838,465
Columbia Banking System, Inc.	214,715	5,318,491
Community Bank System, Inc.	169,650	6,024,271
CVB Financial Corp.	393,884	5,742,829
First BanCorp (a)	416,159	2,026,694
First Commonwealth Financial Corp.	394,432	3,392,115
First Financial Bancorp	240,765	3,914,839
First Financial Bankshares, Inc.	127,281	7,570,674
First Midwest Bancorp, Inc.	315,122	5,041,952
FNB Corp.	693,633	8,490,068
Glacier Bancorp, Inc.	311,567	8,184,865

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Hanmi Financial Corp.	132,950	$2,833,165
Home Bancshares, Inc.	199,020	6,072,100
Independent Bank Corp.	99,626	3,606,461
MB Financial, Inc.	230,130	6,176,689
National Penn Bancshares, Inc.	465,986	4,790,336
NBT Bancorp, Inc.	183,620	4,171,846
Old National Bancorp	441,896	5,978,853
Pinnacle Financial Partners, Inc.	139,103	4,801,836
PrivateBancorp, Inc.	273,283	7,299,389
S&T Bancorp, Inc.	124,517	3,022,028
Simmons First National Corp., Class A	68,032	2,764,140
Sterling Bancorp	330,070	3,739,693
Susquehanna Bancshares, Inc.	784,773	7,753,557
Taylor Capital Group, Inc. (a)	63,875	1,353,511
Texas Capital Bancshares, Inc. (a)	178,959	9,162,701
Tompkins Financial Corp.	49,443	2,281,794
UMB Financial Corp.	157,207	8,677,826
United Bankshares, Inc.	262,038	7,939,751
United Community Banks, Inc. (a)	161,795	2,481,935
ViewPoint Financial Group, Inc.	150,503	3,740,000
Wilshire Bancorp, Inc.	284,280	2,868,385
Wintrust Financial Corp.	193,501	8,432,774
Total		191,185,268
Capital Markets 1.7%
Calamos Asset Management, Inc., Class A	79,922	995,029
Evercore Partners, Inc., Class A	145,255	7,994,835
Financial Engines, Inc.	213,518	8,690,183
FXCM, Inc., Class A	159,020	2,127,688
HFF, Inc., Class A	138,747	4,484,303
Investment Technology Group, Inc. (a)	151,913	2,906,096
Piper Jaffray Companies (a)	67,688	2,980,303
Stifel Financial Corp. (a)	253,865	11,474,698
SWS Group, Inc. (a)	121,864	874,983
Virtus Investment Partners, Inc. (a)	29,307	5,406,848
Total		47,934,966
Consumer Finance 1.3%
Cash America International, Inc.	117,700	5,591,927
Encore Capital Group, Inc. (a)	98,145	4,248,697
Ezcorp, Inc., Class A (a)	227,634	2,781,687
First Cash Financial Services, Inc. (a)	120,973	6,353,502
Green Dot Corp., Class A (a)	129,575	2,380,293
Portfolio Recovery Associates, Inc. (a)	208,874	11,653,080
World Acceptance Corp. (a)	40,530	3,201,465
Total		36,210,651

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 0.5%
Interactive Brokers Group, Inc., Class A	201,360	$4,635,307
MarkeTaxess Holdings, Inc.	158,204	8,440,184
Total		13,075,491
Insurance 2.0%
AMERISAFE, Inc.	77,960	3,002,240
eHealth, Inc. (a)	77,928	2,869,309
Employers Holdings, Inc.	131,126	2,757,580
HCI Group, Inc.	42,370	1,642,685
Horace Mann Educators Corp.	169,877	4,962,107
Infinity Property & Casualty Corp.	48,114	3,079,777
Meadowbrook Insurance Group, Inc.	194,270	1,322,979
Navigators Group, Inc. (The) (a)	44,606	2,779,400
ProAssurance Corp.	253,196	11,507,758
RLI Corp.	143,926	6,419,099
Safety Insurance Group, Inc.	53,427	2,755,765
Selective Insurance Group, Inc.	235,139	5,589,254
Stewart Information Services Corp.	87,610	2,810,529
Tower Group International Ltd.	163,271	351,033
United Fire Group, Inc.	90,255	2,504,576
Universal Insurance Holdings, Inc.	118,950	1,485,685
Total		55,839,776
Real Estate Investment Trusts (REITs) 7.6%
Acadia Realty Trust	234,082	6,458,322
Agree Realty Corp.	62,625	1,931,355
American Assets Trust, Inc.	143,680	4,928,224
Associated Estates Realty Corp.	240,965	4,166,285
Capstead Mortgage Corp.	400,935	5,280,314
Cedar Realty Trust, Inc.	285,056	1,750,244
Coresite Realty Corp.	89,310	2,831,127
Cousins Properties, Inc.	772,601	9,271,212
DiamondRock Hospitality Co.	818,388	10,164,379
EastGroup Properties, Inc.	129,422	8,239,004
EPR Properties	221,555	11,946,246
Franklin Street Properties Corp.	364,915	4,568,736
Geo Group, Inc. (The)	301,877	10,266,837
Getty Realty Corp.	111,901	2,186,546
Government Properties Income Trust	229,065	5,845,739
Healthcare Realty Trust, Inc.	401,852	10,018,170
Inland Real Estate Corp.	350,784	3,725,326
Kite Realty Group Trust	547,993	3,403,037
LaSalle Hotel Properties	435,347	14,362,097
Lexington Realty Trust	854,119	9,694,251
LTC Properties, Inc.	145,671	5,788,966
Medical Properties Trust, Inc.	712,789	9,636,907

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Parkway Properties, Inc.	302,631	$6,043,541
Pennsylvania Real Estate Investment Trust	286,374	5,140,413
Post Properties, Inc.	227,454	11,634,272
PS Business Parks, Inc.	84,260	7,093,849
Retail Opportunity Investments Corp.	264,790	4,183,682
Sabra Health Care REIT, Inc.	192,241	5,628,816
Saul Centers, Inc.	52,972	2,550,602
Sovran Self Storage, Inc.	136,247	10,463,770
Tanger Factory Outlet Centers, Inc.	399,509	14,150,609
Universal Health Realty Income Trust	53,796	2,328,829
Urstadt Biddle Properties, Inc., Class A	107,116	2,219,443
Total		217,901,150
Real Estate Management & Development 0.1%
Forestar Group, Inc. (a)	146,156	2,546,037
Thrifts & Mortgage Finance 0.8%
Bank Mutual Corp.	181,226	1,098,230
BofI Holding, Inc. (a)	51,440	3,952,135
Brookline Bancorp, Inc.	294,944	2,636,799
Dime Community Bancshares, Inc.	122,974	1,859,367
Northwest Bancshares, Inc.	395,216	5,260,325
Oritani Financial Corp.	164,598	2,480,492
Provident Financial Services, Inc.	224,791	3,805,712
TrustCo Bank Corp.	395,905	2,545,669
Total		23,638,729
TOTAL FINANCIALS		588,332,068
HEALTH CARE 10.5%
Biotechnology 0.7%
Acorda Therapeutics, Inc. (a)	172,935	5,686,103
Emergent Biosolutions, Inc. (a)	121,569	2,636,832
Ligand Pharmaceuticals, Inc. (a)	86,350	5,760,408
Momenta Pharmaceuticals, Inc. (a)	193,321	2,395,247
Repligen Corp. (a)	125,600	2,416,544
Spectrum Pharmaceuticals, Inc. (a)	229,605	1,788,623
Total		20,683,757
Health Care Equipment & Supplies 3.2%
Abaxis, Inc.	87,559	3,617,938
ABIOMED, Inc. (a)	148,324	3,381,787
Analogic Corp.	52,020	3,554,006
Anika Therapeutics, Inc. (a)	47,270	2,213,654
Cantel Medical Corp.	140,035	4,866,216
CONMED Corp.	113,948	5,116,265

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
CryoLife, Inc.	105,110	$928,121
Cyberonics, Inc. (a)	101,083	6,145,846
Cynosure Inc., Class A (a)	81,586	1,776,943
Greatbatch, Inc. (a)	103,152	4,818,230
Haemonetics Corp. (a)	217,257	7,399,774
ICU Medical, Inc. (a)	56,199	3,375,874
Integra LifeSciences Holdings Corp. (a)	99,089	4,454,051
Invacare Corp.	120,632	1,990,428
Meridian Bioscience, Inc.	173,910	3,549,503
Merit Medical Systems, Inc. (a)	170,008	2,385,212
Natus Medical, Inc. (a)	116,710	2,876,902
Neogen Corp. (a)	153,179	5,788,635
NuVasive, Inc. (a)	192,291	6,410,982
SurModics, Inc. (a)	56,639	1,212,641
Symmetry Medical, Inc. (a)	157,005	1,384,784
West Pharmaceutical Services, Inc.	294,522	12,396,431
Total		89,644,223
Health Care Providers & Services 3.4%
Air Methods Corp. (a)	147,360	7,102,752
Almost Family, Inc. (a)	35,034	719,598
Amedisys, Inc. (a)	135,884	1,977,112
AMN Healthcare Services, Inc. (a)	194,120	2,174,144
Amsurg Corp. (a)	135,999	6,158,035
Bio-Reference Labs, Inc. (a)	103,270	2,763,505
Centene Corp. (a)	241,194	17,973,777
Chemed Corp.	74,268	6,541,525
Corvel Corp. (a)	47,338	2,235,300
Cross Country Healthcare, Inc. (a)	113,211	653,228
Ensign Group, Inc. (The)	82,594	3,873,659
Gentiva Health Services, Inc. (a)	119,947	1,634,878
Hanger, Inc. (a)	145,534	4,421,323
Healthways, Inc. (a)	147,011	2,533,000
IPC The Hospitalist Co., Inc. (a)	71,381	3,115,781
Kindred Healthcare, Inc.	226,518	5,622,177
Landauer, Inc.	39,956	1,893,115
LHC Group, Inc. (a)	50,860	1,036,018
Magellan Health Services, Inc. (a)	115,056	7,005,760
Molina Healthcare, Inc. (a)	119,379	5,144,041
MWI Veterinary Supply, Inc. (a)	53,785	7,503,545
PharMerica Corp. (a)	124,429	3,377,003
Total		95,459,276
Health Care Technology 0.7%
Computer Programs & Systems, Inc.	43,871	2,789,318
HealthStream, Inc. (a)	86,139	2,216,356

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Technology (continued)
Medidata Solutions, Inc. (a)	213,192	$8,244,135
Omnicell, Inc. (a)	149,135	3,956,551
Quality Systems, Inc.	183,973	2,864,460
Total		20,070,820
Life Sciences Tools & Services 0.7%
Affymetrix, Inc. (a)	303,421	2,506,257
Albany Molecular Research, Inc. (a)	78,100	1,233,199
Cambrex Corp. (a)	127,653	2,743,263
Luminex Corp. (a)	156,444	2,657,984
PAREXEL International Corp. (a)	237,018	11,957,558
Total		21,098,261
Pharmaceuticals 1.8%
Akorn, Inc. (a)	299,214	8,369,015
Impax Laboratories, Inc. (a)	271,530	7,537,673
Medicines Co. (The) (a)	270,757	7,554,120
Prestige Brands Holdings, Inc. (a)	216,898	7,417,912
Questcor Pharmaceuticals, Inc.	233,314	21,028,591
Total		51,907,311
TOTAL HEALTH CARE		298,863,648
INDUSTRIALS 15.3%
Aerospace & Defense 2.6%
AAR Corp.	165,643	4,025,125
Aerovironment, Inc. (a)	82,729	2,657,255
American Science & Engineering, Inc.	32,926	2,209,335
Cubic Corp.	87,487	4,256,242
Curtiss-Wright Corp.	201,017	13,393,763
Engility Holdings, Inc. (a)	72,156	2,788,829
GenCorp, Inc. (a)	244,037	4,541,529
Moog, Inc., Class A (a)	189,944	13,687,365
National Presto Industries, Inc.	20,497	1,442,784
Orbital Sciences Corp. (a)	253,462	6,635,635
Taser International, Inc. (a)	217,190	2,882,111
Teledyne Technologies, Inc. (a)	157,570	14,932,909
Total		73,452,882
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	104,865	3,837,010
Forward Air Corp.	128,589	5,768,503
HUB Group, Inc., Class A (a)	145,847	6,859,184
UTi Worldwide, Inc.	381,110	3,715,823
Total		20,180,520

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 0.3%
Allegiant Travel Co.	61,462	$7,068,130
Skywest, Inc.	215,099	2,460,733
Total		9,528,863
Building Products 0.9%
AAON, Inc.	116,953	3,648,934
American Woodmark Corp. (a)	50,700	1,397,799
Apogee Enterprises, Inc.	120,750	3,634,575
Gibraltar Industries, Inc. (a)	120,927	1,917,902
Griffon Corp.	183,585	2,146,109
PGT, Inc. (a)	131,250	1,130,062
Quanex Building Products Corp.	156,954	2,793,781
Simpson Manufacturing Co., Inc.	172,076	5,723,248
Universal Forest Products, Inc.	83,560	4,056,838
Total		26,449,248
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	217,538	5,932,261
Brady Corp., Class A	196,526	5,331,750
G&K Services, Inc., Class A	83,549	4,328,674
Healthcare Services Group, Inc.	293,506	8,734,739
Interface, Inc.	245,239	4,473,159
Mobile Mini, Inc.	171,819	7,482,718
Tetra Tech, Inc.	271,874	7,234,567
Unifirst Corp.	63,722	6,305,292
United Stationers, Inc.	165,854	6,605,965
Viad Corp.	85,082	1,951,781
Total		58,380,906
Construction & Engineering 0.9%
Aegion Corp. (a)	158,998	3,811,182
Comfort Systems U.S.A., Inc.	157,563	2,599,789
Dycom Industries, Inc. (a)	141,424	4,207,364
EMCOR Group, Inc.	280,179	12,473,569
Orion Marine Group, Inc. (a)	114,528	1,295,312
Total		24,387,216
Electrical Equipment 1.3%
AZZ, Inc.	106,965	4,761,012
Encore Wire Corp.	78,034	3,792,452
EnerSys, Inc.	197,454	13,632,224
Franklin Electric Co., Inc.	163,686	6,269,174
General Cable Corp.	205,500	5,240,250
Powell Industries, Inc.	38,715	2,393,748
Vicor Corp. (a)	75,789	560,839
Total		36,649,699

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 3.5%
Actuant Corp., Class A	304,684	$10,825,422
Albany International Corp., Class A	118,102	4,399,299
Astec Industries, Inc.	78,457	3,131,219
Barnes Group, Inc.	197,610	7,386,662
Briggs & Stratton Corp.	196,774	4,049,609
CIRCOR International, Inc.	73,702	5,620,515
EnPro Industries, Inc. (a)	95,093	6,978,875
ESCO Technologies, Inc.	110,892	3,728,189
Federal Signal Corp.	262,856	3,606,384
John Bean Technologies Corp.	114,668	3,279,505
Lindsay Corp.	54,128	4,562,449
Lydall, Inc. (a)	70,388	1,942,005
Mueller Industries, Inc.	237,290	6,838,698
Standex International Corp.	53,408	3,943,647
Tennant Co.	77,430	4,948,551
Titan International, Inc.	224,310	3,546,341
Toro Co. (The)	236,079	15,245,982
Watts Water Technologies, Inc., Class A	119,775	6,678,654
Total		100,712,006
Marine 0.2%
Matson, Inc.	179,750	4,416,457
Professional Services 1.4%
CDI Corp.	60,394	841,288
Exponent, Inc.	54,695	3,868,577
Heidrick & Struggles International, Inc.	67,502	1,260,937
Insperity, Inc.	95,022	3,042,604
Kelly Services, Inc., Class A	114,409	2,031,904
Korn/Ferry International (a)	208,207	6,323,247
Navigant Consulting, Inc. (a)	205,462	3,457,926
On Assignment, Inc. (a)	194,492	6,855,843
Resources Connection, Inc.	163,417	2,026,371
TrueBlue, Inc. (a)	172,091	4,682,596
Wageworks, Inc. (a)	125,320	5,072,954
Total		39,464,247
Road & Rail 0.8%
ArcBest Corp.	101,845	4,355,911
Heartland Express, Inc.	209,336	4,526,891
Knight Transportation, Inc.	253,179	6,169,972
Roadrunner Transportation Systems, Inc. (a)	105,350	2,751,742
Saia, Inc. (a)	102,510	4,467,386
Total		22,271,902

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors 0.6%
Aceto Corp.	111,700	$1,946,931
Applied Industrial Technologies, Inc.	175,651	8,364,501
DXP Enterprises, Inc. (a)	44,240	3,077,777
Kaman Corp.	112,461	4,782,966
Total		18,172,175
TOTAL INDUSTRIALS		434,066,121
INFORMATION TECHNOLOGY 17.8%
Communications Equipment 1.7%
Arris Group, Inc. (a)	494,834	16,383,954
Bel Fuse, Inc., Class B	41,470	1,137,937
Black Box Corp.	65,553	1,597,527
CalAmp Corp. (a)	140,125	2,676,387
Comtech Telecommunications Corp.	64,187	2,096,989
Digi International, Inc. (a)	108,307	962,849
Harmonic, Inc. (a)	412,596	2,987,195
Ixia (a)	235,911	2,741,286
NETGEAR, Inc. (a)	152,665	5,018,099
Oplink Communications, Inc. (a)	75,489	1,272,744
Procera Networks, Inc. (a)	86,425	835,730
Viasat, Inc. (a)	177,535	9,627,723
Total		47,338,420
Electronic Equipment, Instruments & Components 4.9%
Agilysys, Inc. (a)	59,314	860,646
Anixter International, Inc.	111,811	11,516,533
Badger Meter, Inc.	60,308	2,987,055
Belden, Inc.	182,021	13,103,692
Benchmark Electronics, Inc. (a)	224,851	5,214,295
Checkpoint Systems, Inc. (a)	173,433	2,254,629
Cognex Corp. (a)	345,440	12,435,840
Coherent, Inc. (a)	104,029	6,239,659
CTS Corp.	141,117	2,470,959
Daktronics, Inc.	160,653	1,993,704
DTS, Inc. (a)	71,018	1,286,136
Electro Scientific Industries, Inc.	106,483	776,261
Fabrinet (a)	110,110	2,094,292
FARO Technologies, Inc. (a)	71,986	3,060,845
II-VI, Inc. (a)	228,103	3,070,266
Insight Enterprises, Inc. (a)	173,744	4,722,362
Littelfuse, Inc.	93,997	8,239,777
Measurement Specialties, Inc. (a)	63,503	4,034,346
Mercury Systems, Inc. (a)	139,259	1,632,115
Methode Electronics, Inc.	148,721	4,632,659
MTS Systems Corp.	63,941	4,232,894
Newport Corp. (a)	163,841	3,035,974

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
OSI Systems, Inc. (a)	78,397	$4,464,709
Park Electrochemical Corp.	87,377	2,346,946
Plexus Corp. (a)	142,094	5,933,845
Rofin-Sinar Technologies, Inc. (a)	117,959	2,741,367
Rogers Corp. (a)	74,866	4,661,157
Sanmina Corp. (a)	346,520	7,051,682
Scansource, Inc. (a)	119,295	4,425,845
SYNNEX Corp. (a)	110,545	7,308,130
TTM Technologies, Inc. (a)	228,413	1,713,098
Total		140,541,718
Internet Software & Services 1.9%
Blucora, Inc. (a)	176,669	3,351,411
comScore, Inc. (a)	134,573	4,202,715
Dealertrack Technologies, Inc. (a)	181,491	7,207,008
Dice Holdings, Inc. (a)	154,265	1,089,111
Digital River, Inc. (a)	117,717	1,852,866
j2 Global, Inc.	186,130	8,815,117
Liquidity Services, Inc. (a)	109,520	1,684,418
LivePerson, Inc. (a)	206,212	1,963,138
LogMeIn, Inc. (a)	95,264	4,055,389
Monster Worldwide, Inc. (a)	381,040	2,156,686
NIC, Inc.	250,495	4,150,702
OpenTable, Inc. (a)	98,132	6,648,443
Perficient, Inc. (a)	142,213	2,508,637
QuinStreet, Inc. (a)	120,159	668,084
Stamps.com, Inc. (a)	61,310	1,981,539
XO Group, Inc. (a)	104,037	1,184,981
Total		53,520,245
IT Services 2.1%
CACI International, Inc., Class A (a)	98,199	7,011,409
Cardtronics, Inc. (a)	186,188	5,395,728
Ciber, Inc. (a)	285,349	1,326,873
CSG Systems International, Inc.	143,177	3,761,260
ExlService Holdings, Inc. (a)	127,960	3,626,386
Forrester Research, Inc.	52,900	2,000,678
Heartland Payment Systems, Inc.	153,640	6,368,378
Higher One Holdings, Inc. (a)	136,383	512,800
iGATE Corp. (a)	122,932	4,286,639
Mantech International Corp., Class A	99,270	2,927,472
MAXIMUS, Inc.	284,123	12,694,616
Sykes Enterprises, Inc. (a)	163,473	3,298,885
TeleTech Holdings, Inc. (a)	79,545	2,098,397
Virtusa Corp. (a)	108,658	3,717,190
Total		59,026,711

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 4.1%
Advanced Energy Industries, Inc. (a)	157,973	$3,091,532
Brooks Automation, Inc.	279,059	2,709,663
Cabot Microelectronics Corp. (a)	102,337	4,403,561
Ceva, Inc. (a)	92,065	1,440,817
Cirrus Logic, Inc. (a)	260,860	5,772,832
Cohu, Inc.	97,726	1,051,532
Diodes, Inc. (a)	152,507	4,219,869
DSP Group, Inc. (a)	94,483	792,712
Entropic Communications, Inc. (a)	385,197	1,267,298
Exar Corp. (a)	198,832	2,163,292
GT Advanced Technologies, Inc. (a)	566,557	9,552,151
Hittite Microwave Corp.	131,322	7,721,734
Kopin Corp. (a)	255,819	813,504
Kulicke & Soffa Industries, Inc. (a)	319,875	4,507,039
Micrel, Inc.	188,408	2,006,545
Microsemi Corp. (a)	396,608	9,649,473
MKS Instruments, Inc.	223,476	6,447,283
Monolithic Power Systems, Inc. (a)	147,388	5,790,874
Nanometrics, Inc. (a)	94,510	1,621,792
Pericom Semiconductor Corp. (a)	86,989	776,812
Power Integrations, Inc.	126,624	6,367,921
Rubicon Technology, Inc. (a)	94,331	800,870
Rudolph Technologies, Inc. (a)	137,915	1,307,434
Synaptics, Inc. (a)	148,959	10,141,129
Tessera Technologies, Inc.	200,114	4,500,564
TriQuint Semiconductor, Inc. (a)	685,614	10,668,154
Ultratech, Inc. (a)	117,304	2,977,175
Veeco Instruments, Inc. (a)	166,845	5,559,275
Total		118,122,837
Software 2.6%
Blackbaud, Inc.	193,070	6,612,648
Bottomline Technologies de, Inc. (a)	156,052	4,497,419
Ebix, Inc.	133,578	2,089,160
EPIQ Systems, Inc.	129,885	1,566,413
Interactive Intelligence Group, Inc. (a)	66,015	3,346,300
Manhattan Associates, Inc. (a)	320,068	10,389,407
MicroStrategy, Inc., Class A (a)	37,859	5,342,662
Monotype Imaging Holdings, Inc.	163,331	4,205,773
Netscout Systems, Inc. (a)	155,704	6,052,214
Progress Software Corp. (a)	215,913	4,689,630
Synchronoss Technologies, Inc. (a)	127,698	4,054,412
Take-Two Interactive Software, Inc. (a)	389,858	8,042,771
Tangoe, Inc. (a)	142,510	2,131,950
Tyler Technologies, Inc. (a)	121,347	9,480,841

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
VASCO Data Security International, Inc. (a)	122,283	$1,363,455
Total		73,865,055
Technology Hardware, Storage & Peripherals 0.5%
Electronics for Imaging, Inc. (a)	196,558	7,997,945
Intevac, Inc. (a)	100,131	737,965
QLogic Corp. (a)	364,090	3,619,055
Super Micro Computer, Inc. (a)	139,132	2,991,338
Total		15,346,303
TOTAL INFORMATION TECHNOLOGY		507,761,289
MATERIALS 6.0%
Chemicals 2.3%
A. Schulman, Inc.	121,843	4,290,092
American Vanguard Corp.	104,801	1,595,071
Balchem Corp.	126,842	6,994,068
Calgon Carbon Corp. (a)	224,946	4,825,092
Flotek Industries, Inc. (a)	191,165	5,425,263
FutureFuel Corp.	94,390	1,621,620
H.B. Fuller Co.	209,583	10,024,355
Hawkins, Inc.	39,607	1,430,209
Innophos Holdings, Inc.	93,610	4,914,525
Koppers Holdings, Inc.	86,342	3,137,668
Kraton Performance Polymers, Inc. (a)	136,255	3,388,662
LSB Industries, Inc. (a)	80,165	3,059,096
OM Group, Inc.	133,913	4,124,520
Quaker Chemical Corp.	55,233	4,088,899
Stepan Co.	79,529	4,256,392
Tredegar Corp.	105,488	2,241,620
Zep, Inc.	96,160	1,682,800
Total		67,099,952
Construction Materials 0.4%
Headwaters, Inc. (a)	307,123	3,971,100
Texas Industries, Inc. (a)	89,868	7,718,763
Total		11,689,863
Containers & Packaging 0.1%
Myers Industries, Inc.	110,549	2,349,166
Metals & Mining 1.9%
AK Steel Holding Corp. (a)	572,195	3,501,833
AM Castle & Co. (a)	71,676	865,129
Century Aluminum Co. (a)	215,384	2,939,992
Globe Specialty Metals, Inc.	267,903	5,355,381
Haynes International, Inc.	51,864	2,753,978

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Kaiser Aluminum Corp.	75,399	$5,162,570
Materion Corp.	86,299	2,941,933
Olympic Steel, Inc.	38,094	901,304
RTI International Metals, Inc. (a)	127,898	3,430,224
Stillwater Mining Co. (a)	500,833	8,419,003
SunCoke Energy, Inc. (a)	291,947	5,862,296
US Silica Holdings, Inc.	224,240	11,339,817
Total		53,473,460
Paper & Forest Products 1.3%
Boise Cascade Co. (a)	131,800	3,447,888
Clearwater Paper Corp. (a)	87,561	5,434,911
Deltic Timber Corp.	46,750	2,863,905
KapStone Paper and Packaging Corp. (a)	336,578	9,777,591
Neenah Paper, Inc.	68,525	3,342,650
PH Glatfelter Co.	180,599	4,753,366
Schweitzer-Mauduit International, Inc.	127,277	5,304,905
Wausau Paper Corp.	208,250	2,215,780
Total		37,140,996
TOTAL MATERIALS		171,753,437
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.4%
8x8, Inc. (a)	342,100	2,572,592
Atlantic Tele-Network, Inc.	41,514	2,317,311
Cbeyond, Inc. (a)	117,577	1,160,485
Cincinnati Bell, Inc. (a)	873,884	3,451,842
General Communication, Inc., Class A (a)	128,772	1,460,274
Lumos Networks Corp.	75,244	1,134,680
Total		12,097,184
Wireless Telecommunication Services 0.1%
NTELOS Holdings Corp.	63,889	800,529
U.S.A. Mobility, Inc.	90,639	1,397,654
Total		2,198,183
TOTAL TELECOMMUNICATION SERVICES		14,295,367
UTILITIES 3.7%
Electric Utilities 1.2%
Allete, Inc.	159,271	7,910,990
El Paso Electric Co.	169,185	6,447,640
UIL Holdings Corp.	236,347	8,737,749
UNS Energy Corp.	174,338	10,559,653
Total		33,656,032

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 1.8%
Laclede Group, Inc. (The)	127,547	$5,953,894
New Jersey Resources Corp.	176,443	9,706,130
Northwest Natural Gas Co.	113,445	5,135,655
Piedmont Natural Gas Co., Inc.	326,263	11,676,953
South Jersey Industries, Inc.	137,118	7,887,027
Southwest Gas Corp.	194,687	10,193,811
Total		50,553,470
Multi-Utilities 0.5%
Avista Corp.	251,624	7,878,347
NorthWestern Corp.	162,302	7,790,496
Total		15,668,843
Water Utilities 0.2%
American States Water Co.	162,224	4,912,143
TOTAL UTILITIES		104,790,488
Total Common Stocks (Cost: $1,800,791,872)		$2,779,082,403

Rights —%
INFORMATION TECHNOLOGY —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc. (a)(b)(c)(d)	112,391	$—
TOTAL INFORMATION TECHNOLOGY		—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.088% (e)(f)	72,042,007	$72,042,007
Total Money Market Funds (Cost: $72,042,007)		$72,042,007
Total Investments
(Cost: $1,872,833,879) (g)		$2,851,124,410(h)
Other Assets & Liabilities, Net		(3,691,249)
Net Assets		$2,847,433,161

Investments in Derivatives Futures Contracts Outstanding at May 31, 2014

At May 31, 2014, cash totaling $3,274,200 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
RUSSELL 2000 EMINI	574	USD	65,045,680	06/2014	183,590	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Negligible market value.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2014, the value of these securities amounted to $0.
(d)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2014 was $0. Information concerning such security holdings at May 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Gerber Scientific, Inc.	08-22-2011	—

(e)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	69,671,430	134,087,309	(131,716,732)	72,042,007	20,002	72,042,007

(g)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $1,872,834,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,042,072,000
Unrealized Depreciation	(63,782,000)
Net Unrealized Appreciation	$978,290,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	421,687,221	—	—		421,687,221
Consumer Staples	103,614,856	—	—		103,614,856
Energy	133,917,908	—	—		133,917,908
Financials	588,332,068	—	—		588,332,068
Health Care	298,863,648	—	—		298,863,648
Industrials	434,066,121	—	—		434,066,121
Information Technology	507,761,289	—	—		507,761,289
Materials	171,753,437	—	—		171,753,437
Telecommunication Services	14,295,367	—	—		14,295,367
Utilities	104,790,488	—	—		104,790,488
Rights
Information Technology	—	—	0	(a)	0	(a)
Total Equity Securities	2,779,082,403	—	0	(a)	2,779,082,403
Mutual Funds
Money Market Funds	72,042,007	—	—		72,042,007
Total Mutual Funds	72,042,007	—	—		72,042,007
Investments in Securities	2,851,124,410	—	—		2,851,124,410
Derivatives
Assets
Futures Contracts	183,590	—	—		183,590
Total	2,851,308,000	—	0	(a)	2,851,308,000

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Small Cap Value Fund II

May 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%

CONSUMER DISCRETIONARY 10.3%

Auto Components 3.0%

American Axle & Manufacturing Holdings, Inc. (a)	715,000	$13,256,100
Tenneco, Inc. (a)	315,000	20,081,250
Tower International, Inc. (a)	700,000	21,448,000
Total		54,785,350

Diversified Consumer Services 0.8%

Nord Anglia Education, Inc. (a)	775,000	13,950,000

Hotels, Restaurants & Leisure 1.8%

Del Frisco’s Restaurant Group, Inc. (a)	659,700	17,818,497
Sonic Corp. (a)	750,000	15,600,000
Total		33,418,497

Household Durables 2.4%

Helen of Troy Ltd. (a)	267,000	15,475,320
KB Home	800,000	13,184,000
Standard Pacific Corp. (a)	1,775,000	14,253,250
Total		42,912,570

Specialty Retail 1.5%

Finish Line, Inc., Class A (The)	600,000	17,202,000
Sonic Automotive, Inc., Class A	400,000	10,528,000
Total		27,730,000

Textiles, Apparel & Luxury Goods 0.8%

Skechers U.S.A., Inc., Class A (a)	325,000	14,462,500
TOTAL CONSUMER DISCRETIONARY		187,258,917

CONSUMER STAPLES 0.8%

Personal Products 0.8%

Nu Skin Enterprises, Inc., Class A	190,000	14,029,600
TOTAL CONSUMER STAPLES		14,029,600

ENERGY 9.1%

Energy Equipment & Services 3.8%

Basic Energy Services, Inc. (a)	450,000	12,240,000
C&J Energy Services, Inc. (a)	500,000	15,305,000
Helix Energy Solutions Group, Inc. (a)	675,000	15,781,500
Hornbeck Offshore Services, Inc. (a)	190,000	8,595,600
Tesco Corp.	748,600	15,945,180
Total		67,867,280

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels 5.3%

Athlon Energy, Inc. (a)	450,000	$19,557,000
Delek U.S. Holdings, Inc.	450,000	13,981,500
Goodrich Petroleum Corp. (a)	525,000	15,225,000
Gulfport Energy Corp. (a)	255,700	15,733,221
Parsley Energy, Inc., Class A (a)	619,282	14,720,333
PDC Energy, Inc. (a)	275,000	17,652,250
Total		96,869,304
TOTAL ENERGY		164,736,584

FINANCIALS 32.4%

Banks 12.2%

Community Bank System, Inc.	525,000	18,642,750
FirstMerit Corp.	640,000	11,948,800
Independent Bank Corp.	475,000	17,195,000
PrivateBancorp, Inc.	585,000	15,625,350
Prosperity Bancshares, Inc.	310,000	18,020,300
Renasant Corp.	660,000	18,262,200
Sandy Spring Bancorp, Inc.	575,000	13,633,250
Sterling Bancorp	1,500,000	16,995,000
Susquehanna Bancshares, Inc.	1,347,001	13,308,370
Umpqua Holdings Corp.	1,020,391	16,907,879
Union Bankshares Corp.	670,000	16,729,900
Western Alliance Bancorp (a)	770,000	17,617,600
Wilshire Bancorp, Inc.	1,352,400	13,645,716
Wintrust Financial Corp.	272,300	11,866,834
Total		220,398,949

Capital Markets 1.4%

Apollo Investment Corp.	901,281	7,552,735
Medley Capital Corp.	1,163,415	14,414,712
Triplepoint Venture Growth BDC Corp.	244,112	3,813,029
Total		25,780,476

Diversified Financial Services 0.8%

PHH Corp. (a)	557,300	14,194,431

Insurance 6.7%

American Equity Investment Life Holding Co.	830,000	18,691,600
AMERISAFE, Inc.	480,000	18,484,800
Amtrust Financial Services, Inc.	495,000	21,136,500
Argo Group International Holdings Ltd.	303,482	14,703,703
CNO Financial Group, Inc.	950,000	15,323,500
Hilltop Holdings, Inc. (a)	700,000	14,525,000
Symetra Financial Corp.	925,000	19,286,250
Total		122,151,353

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) 8.8%

Altisource Residential Corp.	434,100	$12,107,049
American Assets Trust, Inc.	600,000	20,580,000
Brandywine Realty Trust	771,845	11,809,229
CubeSmart	740,000	13,497,600
First Industrial Realty Trust, Inc.	1,020,000	18,910,800
Geo Group, Inc. (The)	290,000	9,862,900
Highwoods Properties, Inc.	325,000	13,188,500
Kilroy Realty Corp.	244,000	14,781,520
LaSalle Hotel Properties	375,000	12,371,250
Pennsylvania Real Estate Investment Trust	485,000	8,705,750
PennyMac Mortgage Investment Trust	490,000	10,348,800
QTS Realty Trust Inc., Class A	472,483	13,749,255
Total		159,912,653

Thrifts & Mortgage Finance 2.5%

EverBank Financial Corp.	775,000	14,763,750
MGIC Investment Corp. (a)	1,080,000	9,158,400
Oritani Financial Corp.	742,259	11,185,843
Radian Group, Inc.	746,000	10,757,320
Total		45,865,313
TOTAL FINANCIALS		588,303,175

HEALTH CARE 6.9%

Health Care Equipment & Supplies 1.1%

CONMED Corp.	240,000	10,776,000
Symmetry Medical, Inc. (a)	1,150,000	10,143,000
Total		20,919,000

Health Care Providers & Services 5.1%

Healthways, Inc. (a)	805,032	13,870,701
Kindred Healthcare, Inc.	720,000	17,870,400
LHC Group, Inc. (a)	410,000	8,351,700
LifePoint Hospitals, Inc. (a)	275,000	16,841,000
PharMerica Corp. (a)	597,900	16,227,006
VCA, Inc. (a)	600,000	20,190,000
Total		93,350,807

Health Care Technology 0.7%

MedAssets, Inc. (a)	515,000	12,061,300
TOTAL HEALTH CARE		126,331,107

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS 11.3%

Airlines 1.8%

Alaska Air Group, Inc.	135,000	$13,292,100
American Airlines Group, Inc. (a)	475,000	19,076,000
Total		32,368,100

Building Products 0.5%

USG Corp. (a)	300,000	8,994,000

Commercial Services & Supplies 2.0%

Deluxe Corp.	390,000	21,875,100
Steelcase, Inc., Class A	350,000	5,736,500
United Stationers, Inc.	240,000	9,559,200
Total		37,170,800

Construction & Engineering 1.7%

EMCOR Group, Inc.	325,000	14,469,000
MasTec, Inc. (a)	439,511	15,822,396
Total		30,291,396

Machinery 1.9%

Trinity Industries, Inc.	215,000	18,603,950
Wabash National Corp. (a)	1,100,000	15,059,000
Total		33,662,950

Professional Services 1.0%

Navigant Consulting, Inc. (a)	1,125,000	18,933,750

Road & Rail 1.8%

Heartland Express, Inc.	560,000	12,110,000
Swift Transportation Co. (a)	820,000	20,303,200
Total		32,413,200

Trading Companies & Distributors 0.6%

United Rentals, Inc. (a)	115,000	11,620,750
TOTAL INDUSTRIALS		205,454,946

INFORMATION TECHNOLOGY 13.8%

Communications Equipment 1.7%

Aruba Networks, Inc. (a)	370,000	6,850,550
Calix, Inc. (a)	800,000	6,528,000
Ciena Corp. (a)	420,000	8,148,000
Finisar Corp. (a)	385,000	9,143,750
Total		30,670,300

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Electronic Equipment, Instruments & Components 1.7%

Anixter International, Inc.	105,000	$10,815,000
Insight Enterprises, Inc. (a)	351,500	9,553,770
Rogers Corp. (a)	175,000	10,895,500
Total		31,264,270

Internet Software & Services 1.5%

Endurance International Group Holdings, Inc. (a)	1,325,000	17,291,250
Saba Software, Inc. (a)	961,302	9,372,694
Total		26,663,944

IT Services 1.5%

Global Cash Access Holdings, Inc. (a)	1,625,000	14,462,500
Unisys Corp. (a)	570,000	13,377,900
Total		27,840,400

Semiconductors & Semiconductor Equipment 5.4%

Fairchild Semiconductor International, Inc. (a)	695,000	10,195,650
Integrated Device Technology, Inc. (a)	1,255,000	16,691,500
Integrated Silicon Solution (a)	800,000	11,232,000
IXYS Corp.	1,025,000	11,592,750
Kulicke & Soffa Industries, Inc. (a)	1,350,000	19,021,500
Micrel, Inc.	917,732	9,773,846
Rudolph Technologies, Inc. (a)	525,000	4,977,000
SunEdison, Inc. (a)	720,000	14,176,800
Total		97,661,046

Software 2.0%

BroadSoft, Inc. (a)	450,000	9,706,500
Envivio, Inc. (a)	925,000	2,053,500
EPIQ Systems, Inc.	844,621	10,186,129
Mentor Graphics Corp.	700,000	14,833,000
Total		36,779,129
TOTAL INFORMATION TECHNOLOGY		250,879,089

MATERIALS 9.2%

Chemicals 2.3%

Axiall Corp.	265,000	12,245,650
OM Group, Inc.	405,000	12,474,000
Taminco Corp. (a)	827,447	17,632,896
Total		42,352,546

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Metals & Mining 3.3%

AK Steel Holding Corp. (a)	1,325,000	$8,109,000
Constellium NV (a)	725,000	21,126,500
Materion Corp.	477,300	16,271,157
Worthington Industries, Inc.	355,000	14,306,500
Total		59,813,157

Paper & Forest Products 3.6%

Boise Cascade Co. (a)	420,000	10,987,200
Clearwater Paper Corp. (a)	243,000	15,083,010
KapStone Paper and Packaging Corp. (a)	645,000	18,737,250
Neenah Paper, Inc.	400,000	19,512,000
Total		64,319,460
TOTAL MATERIALS		166,485,163

UTILITIES 4.5%

Electric Utilities 0.9%

UIL Holdings Corp.	419,000	15,490,430

Gas Utilities 2.5%

New Jersey Resources Corp.	325,000	17,878,250
South Jersey Industries, Inc.	260,615	14,990,575
Southwest Gas Corp.	240,000	12,566,400
Total		45,435,225

Multi-Utilities 1.1%

Avista Corp.	650,000	20,351,500
TOTAL UTILITIES		81,277,155

Total Common Stocks (Cost: $1,229,329,914)		$1,784,755,736

	Shares	Value

Money Market Funds 1.3%

Columbia Short-Term Cash Fund, 0.088% (b)(c)	23,319,659	$23,319,659

Total Money Market Funds (Cost: $23,319,659)		$23,319,659

Total Investments
(Cost: $1,252,649,573) (d)		$1,808,075,395(e)
Other Assets & Liabilities, Net		6,785,466
Net Assets		$1,814,860,861

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	83,929,960	61,314,907	(121,925,208)	23,319,659	15,167	23,319,659

(d)

At May 31, 2014, the cost of securities for federal income tax purposes was approximately $1,252,650,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$576,282,000
Unrealized Depreciation	(20,856,000)
Net Unrealized Appreciation	$555,426,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	187,258,917	—	—	187,258,917
Consumer Staples	14,029,600	—	—	14,029,600
Energy	164,736,584	—	—	164,736,584
Financials	588,303,175	—	—	588,303,175
Health Care	126,331,107	—	—	126,331,107
Industrials	205,454,946	—	—	205,454,946
Information Technology	250,879,089	—	—	250,879,089
Materials	166,485,163	—	—	166,485,163
Utilities	81,277,155	—	—	81,277,155
Total Equity Securities	1,784,755,736	—	—	1,784,755,736
Mutual Funds
Money Market Funds	23,319,659	—	—	23,319,659
Total Mutual Funds	23,319,659	—	—	23,319,659
Total	1,808,075,395	—	—	1,808,075,395

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 22, 2014